                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number 811-5897

                    RIVERSOURCE MARKET ADVANTAGE SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 1/31

Date of reporting period: 7/31

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
PORTFOLIO BUILDER SERIES

SEMIANNUAL REPORT FOR THE
PERIOD ENDED JULY 31, 2009


THIS SEMIANNUAL REPORT DESCRIBES SIX
FUNDS, EACH OF WHICH INVESTS IN OTHER
RIVERSOURCE FUNDS. THE OBJECTIVE OF
EACH FUND IS THE HIGHEST LEVEL OF TOTAL
RETURN THAT IS CONSISTENT WITH AN
ACCEPTABLE LEVEL OF RISK.


RiverSource Portfolio Builder Conservative Fund
RiverSource Portfolio Builder Moderate Conservative Fund
RiverSource Portfolio Builder Moderate Fund
RiverSource Portfolio Builder Moderate Aggressive Fund
RiverSource Portfolio Builder Aggressive Fund
RiverSource Portfolio Builder Total Equity Fund

                                               (ADVICE-BUILT(SM) SOLUTIONS LOGO)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance
  RiverSource Portfolio Builder
    Conservative Fund..............    3
  RiverSource Portfolio Builder
    Moderate Conservative Fund.....    5
  RiverSource Portfolio Builder
    Moderate Fund..................    7
  RiverSource Portfolio Builder
    Moderate Aggressive Fund.......    9
  RiverSource Portfolio Builder
    Aggressive Fund................   11
  RiverSource Portfolio Builder
    Total Equity Fund..............   13
Investment Changes.................   15
Fund Expenses Examples.............   27
Investments in Affiliated Funds....   34
Statements of Assets and
  Liabilities......................   51
Statements of Operations...........   53
Statements of Changes in Net
  Assets...........................   55
Financial Highlights...............   58
Notes to Financial Statements......   76
Approval of Investment Management
  Services Agreement...............   84
Proxy Voting.......................   85





--------------------------------------------------------------------------------
2  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource Portfolio Builder Conservative Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Portfolio Builder Conservative Fund (the Fund) Class A shares gained 11.20% (excluding sales charge) for the six months ended July 31, 2009.

> The Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, advanced 4.47% for the period.

> The Fund's domestic equity benchmark, the Russell 3000(R) Index, rose 22.59% for the period.

> The Citigroup 3-Month U.S. Treasury Bill Index gained 0.09% for the same period.

> The MSCI EAFE Index increased 31.18% during the same six-month period.

> The Fund outperformed its Blended Index, composed of 70% Barclays Capital U.S.
  Aggregate Bond Index, 14% Russell 3000(R) Index, 10% Citigroup 3-Month U.S. Treasury Bill Index and 6% Morgan Stanley Capital International (MSCI) EAFE Index, which rose 8.15% for the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended July 31, 2009)
--------------------------------------------------------------------------------


                                                                                               SINCE
                                                                                             INCEPTION
                                                   6 MONTHS*    1 YEAR   3 YEARS   5 YEARS     3/4/04
------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative
  Fund(1)
  Class A (excluding sales charge)                  +11.20%     -0.47%    +2.23%    +3.37%     +2.91%
------------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index(2)
  (unmanaged)                                        +4.47%     +7.85%    +6.52%    +5.14%     +4.63%
------------------------------------------------------------------------------------------------------
Russell 3000 Index(3) (unmanaged)                   +22.59%    -20.21%    -6.00%    +0.42%     -0.50%
------------------------------------------------------------------------------------------------------
Citigroup 3-Month U.S. Treasury Bill Index(4)
  (unmanaged)                                        +0.09%     +0.65%    +2.90%    +3.00%     +2.85%
------------------------------------------------------------------------------------------------------
MSCI EAFE Index(5) (unmanaged)                      +31.18%    -22.16%    -5.09%    +5.29%     +4.41%
------------------------------------------------------------------------------------------------------
Blended Index(6) (unmanaged)                         +8.15%     +1.51%    +3.93%    +4.42%     +3.84%
------------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 4.75% sales charge applicable to Class A shares of RiverSource Portfolio Builder Conservative Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes.

It is not possible to invest directly in an index.

(1) The Conservative Fund compares its performance to the Barclays Capital U.S. Aggregate Bond Index and the Russell 3000 Index, as well as to a Blended Index, consisting of 70% Barclays Capital U.S. Aggregate Bond Index, 14% Russell 3000 Index, 10% Citigroup 3-Month U.S. Treasury Bill Index and 6% MSCI EAFE Index. The Citigroup 3-Month U.S. Treasury Bill Index and the MSCI EAFE Index are shown in the table because they are separate components of the Blended Index.

(2) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(3) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury Bills.


--------------------------------------------------------------------------------
               RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Portfolio Builder Conservative Fund



(5) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australasia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

(6) The Blended Index consists of a certain percentage (as indicated above) in one or more of the following indices: Barclays Capital U.S. Aggregate Bond Index, Russell 3000 Index, the MSCI EAFE Index and the Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


AT JULY 31, 2009
                                                                                               SINCE
Without sales charge                                6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   INCEPTION
Class A (inception 3/4/04)                           +11.20%    -0.47%    +2.23%    +3.37%     +2.91%
------------------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                           +10.82%    -1.11%    +1.47%    +2.60%     +2.14%
------------------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                           +10.85%    -1.17%    +1.47%    +2.60%     +2.14%
------------------------------------------------------------------------------------------------------
Class R4 (inception 3/4/04)                          +11.28%    -0.12%    +2.51%    +3.60%     +3.14%
------------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 3/4/04)                            +5.92%    -5.19%    +0.58%    +2.37%     +1.99%
------------------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                            +5.82%    -5.94%    +0.58%    +2.26%     +1.98%
------------------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                            +9.85%    -2.14%    +1.47%    +2.60%     +2.14%
------------------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to qualifying institutional investors only.

*   Not annualized.

The RiverSource Portfolio Builder Series funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
4  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource Portfolio Builder Moderate Conservative Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Portfolio Builder Moderate Conservative Fund (the Fund) Class A shares gained 15.07% (excluding sales charge) for the six months ended July 31, 2009.

> The Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, advanced 4.47% for the period.

> The Fund's domestic equity benchmark, the Russell 3000(R) Index, rose 22.59% for the period.

> The MSCI EAFE Index increased 31.18% during the same six-month period.

> The Citigroup 3-Month U.S. Treasury Bill Index gained 0.09% for the same period.

> The Fund outperformed its Blended Index, composed of 60% Barclays Capital U.S.
  Aggregate Bond Index, 25% Russell 3000(R) Index, 10% Morgan Stanley Capital International (MSCI) EAFE Index and 5% Citigroup 3-Month U.S. Treasury Bill Index, which rose 11.45% for the period.

ANNUALIZED TOTAL RETURNS (for period ended July 31, 2009)
--------------------------------------------------------------------------------


                                                                                               SINCE
                                                                                             INCEPTION
                                                   6 MONTHS*    1 YEAR   3 YEARS   5 YEARS     3/4/04
------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate
  Conservative Fund(1)
  Class A (excluding sales charge)                  +15.07%     -3.64%    +1.14%    +3.57%     +2.92%
------------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index(2)
  (unmanaged)                                        +4.47%     +7.85%    +6.52%    +5.14%     +4.63%
------------------------------------------------------------------------------------------------------
Russell 3000 Index(3) (unmanaged)                   +22.59%    -20.21%    -6.00%    +0.42%     -0.50%
------------------------------------------------------------------------------------------------------
MSCI EAFE Index(4) (unmanaged)                      +31.18%    -22.16%    -5.09%    +5.29%     +4.41%
------------------------------------------------------------------------------------------------------
Citigroup 3-Month U.S. Treasury Bill Index(5)
  (unmanaged)                                        +0.09%     +0.65%    +2.90%    +3.00%     +2.85%
------------------------------------------------------------------------------------------------------
Blended Index(6) (unmanaged)                        +11.45%     -2.42%    +2.36%    +4.06%     +3.40%
------------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 4.75% sales charge applicable to Class A shares of RiverSource Portfolio Builder Moderate Conservative Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes.

It is not possible to invest directly in an index.

(1) The Moderate Conservative Fund compares its performance to the Barclays Capital U.S. Aggregate Bond Index and the Russell 3000 Index, as well as to a Blended Index, consisting of 60% Barclays Capital U.S. Aggregate Bond Index, 25% Russell 3000 Index, 10% MSCI EAFE Index and 5% Citigroup 3-Month U.S. Treasury Bill Index. The MSCI EAFE Index and the Citigroup 3-Month U.S. Treasury Bill Index are shown in the table because they are separate components of the Blended Index.

(2) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(3) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.


--------------------------------------------------------------------------------
               RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Portfolio Builder Moderate Conservative Fund



(4) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australasia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

(5) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury Bills.

(6) The Blended Index consists of a certain percentage (as indicated above) in one or more of the following indices: Barclays Capital U.S. Aggregate Bond Index, Russell 3000 Index, the MSCI EAFE Index and the Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


AT JULY 31, 2009
                                                                                               SINCE
Without sales charge                                6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   INCEPTION
Class A (inception 3/4/04)                           +15.07%    -3.64%    +1.14%    +3.57%     +2.92%
------------------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                           +14.55%    -4.38%    +0.38%    +2.79%     +2.15%
------------------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                           +14.58%    -4.35%    +0.40%    +2.78%     +2.16%
------------------------------------------------------------------------------------------------------
Class R4 (inception 3/4/04)                          +14.96%    -3.52%    +1.38%    +3.80%     +3.14%
------------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 3/4/04)                            +9.61%    -8.21%    -0.48%    +2.56%     +2.00%
------------------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                            +9.55%    -9.04%    -0.48%    +2.45%     +1.99%
------------------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                           +13.58%    -5.28%    +0.40%    +2.78%     +2.16%
------------------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to qualifying institutional investors only.

*   Not annualized.

The RiverSource Portfolio Builder Series funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
6  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource Portfolio Builder Moderate Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Portfolio Builder Moderate Fund (the Fund) Class A shares gained
  18.99% (excluding sales charge) for the six months ended July 31, 2009.

> The Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, advanced 4.47% for the period.

> The Fund's domestic equity benchmark, the Russell 3000(R) Index, rose 22.59% for the period.

> The MSCI EAFE Index increased 31.18% during the same six-month period.

> The Fund outperformed its Blended Index, composed of 50% Barclays Capital U.S.
  Aggregate Bond Index, 35% Russell 3000(R) Index and 15% Morgan Stanley Capital International (MSCI) EAFE Index, which rose 14.84% for the period.

ANNUALIZED TOTAL RETURNS (for period ended July 31, 2009)
--------------------------------------------------------------------------------


                                                                                               SINCE
                                                                                             INCEPTION
                                                   6 MONTHS*    1 YEAR   3 YEARS   5 YEARS     3/4/04
------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate Fund(1)
  Class A (excluding sales charge)                  +18.99%     -7.40%    -0.24%    +3.45%     +2.74%
------------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index(2)
  (unmanaged)                                        +4.47%     +7.85%    +6.52%    +5.14%     +4.63%
------------------------------------------------------------------------------------------------------
Russell 3000 Index(3) (unmanaged)                   +22.59%    -20.21%    -6.00%    +0.42%     -0.50%
------------------------------------------------------------------------------------------------------
MSCI EAFE Index(4) (unmanaged)                      +31.18%    -22.16%    -5.09%    +5.29%     +4.41%
------------------------------------------------------------------------------------------------------
Blended Index(5) (unmanaged)                        +14.84%     -6.41%    +0.71%    +3.63%     +2.90%
------------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 5.75% sales charge applicable to Class A shares of RiverSource Portfolio Builder Moderate Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes.

It is not possible to invest directly in an index.

(1) The Moderate Fund compares its performance to the Barclays Capital U.S. Aggregate Bond Index and the Russell 3000 Index, as well as to a Blended Index, consisting of 50% Barclays Capital U.S. Aggregate Bond Index, 35% Russell 3000 Index and 15% MSCI EAFE Index. The MSCI EAFE Index is shown in the table because it is a separate component of the Blended Index.

(2) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(3) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(4) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australasia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.


--------------------------------------------------------------------------------
               RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT  7

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Portfolio Builder Moderate Fund



(5) The Blended Index consists of a certain percentage (as indicated above) in one or more of the following indices: Barclays Capital U.S. Aggregate Bond Index, Russell 3000 Index and the MSCI EAFE Index. The indices reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


AT JULY 31, 2009
                                                                                               SINCE
Without sales charge                               6 MONTHS*    1 YEAR   3 YEARS   5 YEARS   INCEPTION
Class A (inception 3/4/04)                          +18.99%     -7.40%    -0.24%    +3.45%     +2.74%
------------------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                          +18.51%     -8.24%    -1.03%    +2.64%     +1.93%
------------------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                          +18.52%     -8.10%    -0.99%    +2.67%     +1.96%
------------------------------------------------------------------------------------------------------
Class R4 (inception 3/4/04)                         +19.11%     -7.24%    +0.02%    +3.71%     +2.99%
------------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 3/4/04)                          +12.15%    -12.73%    -2.19%    +2.23%     +1.61%
------------------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                          +13.51%    -12.71%    -1.86%    +2.31%     +1.78%
------------------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                          +17.52%     -8.99%    -0.99%    +2.67%     +1.96%
------------------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to qualifying institutional investors only.

*   Not annualized.

The RiverSource Portfolio Builder Series funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
8  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource Portfolio Builder Moderate Aggressive Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Portfolio Builder Moderate Aggressive Fund (the Fund) Class A shares gained 21.26% (excluding sales charge) for the six months ended July 31, 2009.

> The Fund's domestic equity benchmark, the Russell 3000(R) Index, rose 22.59% for the period.

> The Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, advanced 4.47% for the period.

> The MSCI EAFE Index increased 31.18% during the same six-month period.

> The Fund outperformed its Blended Index, composed of 46% Russell 3000(R)
  Index, 35% Barclays Capital U.S. Aggregate Bond Index and 19% Morgan Stanley Capital International (MSCI) EAFE Index, which rose 17.91% for the period.

ANNUALIZED TOTAL RETURNS (for period ended July 31, 2009)
--------------------------------------------------------------------------------


                                                                                               SINCE
                                                                                             INCEPTION
                                                   6 MONTHS*    1 YEAR   3 YEARS   5 YEARS     3/4/04
------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate
  Aggressive Fund(1)
  Class A (excluding sales charge)                  +21.26%    -12.08%    -2.21%    +2.76%     +1.92%
------------------------------------------------------------------------------------------------------
Russell 3000 Index(2) (unmanaged)                   +22.59%    -20.21%    -6.00%    +0.42%     -0.50%
------------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index(3)
  (unmanaged)                                        +4.47%     +7.85%    +6.52%    +5.14%     +4.63%
------------------------------------------------------------------------------------------------------
MSCI EAFE Index(4) (unmanaged)                      +31.18%    -22.16%    -5.09%    +5.29%     +4.41%
------------------------------------------------------------------------------------------------------
Blended Index(5) (unmanaged)                        +17.91%    -10.70%    -1.17%    +3.04%     +2.25%
------------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 5.75% sales charge applicable to Class A shares of RiverSource Portfolio Builder Moderate Aggressive Fund, is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes.

It is not possible to invest directly in an index.

(1) The Moderate Aggressive Fund compares its performance to the Russell 3000 Index and the Barclays Capital U.S. Aggregate Bond Index, as well as to a Blended Index, consisting of 46% Russell 3000 Index, 35% Barclays Capital U.S. Aggregate Bond Index and 19% MSCI EAFE Index. The MSCI EAFE Index is shown in the table because it is a separate component of the Blended Index.

(2) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(3) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(4) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australasia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.


--------------------------------------------------------------------------------
               RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT  9

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Portfolio Builder Moderate Aggressive Fund



(5) The Blended Index consists of a certain percentage (as indicated above) in one or more of the following indices: Russell 3000 Index, Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index. The indices reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


AT JULY 31, 2009
                                                                                               SINCE
Without sales charge                               6 MONTHS*    1 YEAR   3 YEARS   5 YEARS   INCEPTION
Class A (inception 3/4/04)                          +21.26%    -12.08%    -2.21%    +2.76%     +1.92%
------------------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                          +20.75%    -12.80%    -2.93%    +1.98%     +1.15%
------------------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                          +20.63%    -12.78%    -2.94%    +1.98%     +1.15%
------------------------------------------------------------------------------------------------------
Class R4 (inception 3/4/04)                         +21.34%    -11.81%    -1.94%    +3.02%     +2.18%
------------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 3/4/04)                          +14.28%    -17.14%    -4.13%    +1.55%     +0.81%
------------------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                          +15.75%    -17.07%    -3.74%    +1.66%     +1.00%
------------------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                          +19.63%    -13.64%    -2.94%    +1.98%     +1.15%
------------------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to qualifying institutional investors only.

*   Not annualized.

The RiverSource Portfolio Builder Series funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
10  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource Portfolio Builder Aggressive Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Portfolio Builder Aggressive Fund (the Fund) Class A shares gained
  23.88% (excluding sales charge) for the six months ended July 31, 2009.

> The Fund's domestic equity benchmark, the Russell 3000(R) Index, rose 22.59% for the period.

> The Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, advanced 4.47% for the period.

> The MSCI EAFE Index increased 31.18% during the same six-month period.

> The Fund outperformed its Blended Index, composed of 56% Russell 3000(R)
  Index, 20% Barclays Capital U.S. Aggregate Bond Index and 24% Morgan Stanley Capital International (MSCI) EAFE Index, which rose 21.05% for the period.

ANNUALIZED TOTAL RETURNS (for period ended July 31, 2009)
--------------------------------------------------------------------------------


                                                                                               SINCE
                                                                                             INCEPTION
                                                   6 MONTHS*    1 YEAR   3 YEARS   5 YEARS     3/4/04
------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Aggressive Fund(1)
  Class A (excluding sales charge)                  +23.88%    -16.40%    -4.26%    +2.02%     +1.08%
------------------------------------------------------------------------------------------------------
Russell 3000 Index(2) (unmanaged)                   +22.59%    -20.21%    -6.00%    +0.42%     -0.50%
------------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index(3)
  (unmanaged)                                        +4.47%     +7.85%    +6.52%    +5.14%     +4.63%
------------------------------------------------------------------------------------------------------
MSCI EAFE Index(4) (unmanaged)                      +31.18%    -22.16%    -5.09%    +5.29%     +4.41%
------------------------------------------------------------------------------------------------------
Blended Index(5) (unmanaged)                        +21.05%    -15.00%    -3.11%    +2.39%     +1.54%
------------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 5.75% sales charge applicable to Class A shares of RiverSource Portfolio Builder Aggressive Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes.

It is not possible to invest directly in an index.

(1) The Aggressive Fund compares its performance to the Russell 3000 Index and the Barclays Capital U.S. Aggregate Bond Index, as well as to a Blended Index, consisting of 56% Russell 3000 Index, 20% Barclays Capital U.S. Aggregate Bond Index and 24% MSCI EAFE Index. The MSCI EAFE Index is shown in the table because it is a separate component of the Blended Index.

(2) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(3) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(4) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australasia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.


--------------------------------------------------------------------------------
              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT  11

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Portfolio Builder Aggressive Fund



(5) The Blended Index consists of a certain percentage (as indicated above) in one or more of the following indices: Russell 3000 Index, Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index. The indices reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


AT JULY 31, 2009
                                                                                               SINCE
Without sales charge                               6 MONTHS*    1 YEAR   3 YEARS   5 YEARS   INCEPTION
Class A (inception 3/4/04)                          +23.88%    -16.40%    -4.26%    +2.02%     +1.08%
------------------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                          +23.37%    -17.05%    -4.99%    +1.23%     +0.31%
------------------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                          +23.36%    -16.97%    -4.98%    +1.24%     +0.29%
------------------------------------------------------------------------------------------------------
Class R4 (inception 3/4/04)                         +24.00%    -16.08%    -3.97%    +2.28%     +1.33%
------------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 3/4/04)                          +16.76%    -21.20%    -6.13%    +0.82%     -0.02%
------------------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                          +18.37%    -21.15%    -5.77%    +0.91%     +0.16%
------------------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                          +22.36%    -17.79%    -4.98%    +1.24%     +0.29%
------------------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to qualifying institutional investors only.

*   Not annualized.

The RiverSource Portfolio Builder Series funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
12  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource Portfolio Builder Total Equity Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Portfolio Builder Total Equity Fund (the Fund) Class A shares gained 26.53% (excluding sales charge) for the six months ended July 31, 2009.

> The Fund's domestic equity benchmark, the Russell 3000(R) Index, rose 22.59% for the period.

> The MSCI EAFE Index increased 31.18% during the same six-month period.

> The Fund outperformed its Blended Index, composed of 70% Russell 3000(R) Index and 30% Morgan Stanley Capital International (MSCI) EAFE Index, which rose 25.18% for the period.

ANNUALIZED TOTAL RETURNS (for period ended July 31, 2009)
--------------------------------------------------------------------------------


                                                                                               SINCE
                                                                                             INCEPTION
                                                   6 MONTHS*    1 YEAR   3 YEARS   5 YEARS     3/4/04
------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Total Equity
  Fund(1)
  Class A (excluding sales charge)                  +26.53%    -21.06%    -6.46%    +1.20%     +0.15%
------------------------------------------------------------------------------------------------------
Russell 3000 Index(2) (unmanaged)                   +22.59%    -20.21%    -6.00%    +0.42%     -0.50%
------------------------------------------------------------------------------------------------------
MSCI EAFE Index(3) (unmanaged)                      +31.18%    -22.16%    -5.09%    +5.29%     +4.41%
------------------------------------------------------------------------------------------------------
Blended Index(4) (unmanaged)                        +25.18%    -20.68%    -5.78%    +1.42%     +0.51%
------------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 5.75% sales charge applicable to Class A shares of RiverSource Portfolio Builder Total Equity Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes.

It is not possible to invest directly in an index.

(1) The Total Equity Fund compares its performance to the Russell 3000 Index, as well as to a Blended Index, consisting of 70% Russell 3000 Index and 30% MSCI EAFE Index. The MSCI EAFE Index is shown in the table because it is a separate component of the Blended Index.

(2) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(3) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australasia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

(4) The Blended Index consists of a certain percentage (as indicated above) in one or more of the following indices: Barclays Capital U.S. Aggregate Bond Index, Russell 3000 Index and the MSCI EAFE Index. The indices reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.


--------------------------------------------------------------------------------
              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT  13

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Portfolio Builder Total Equity Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


AT JULY 31, 2009
                                                                                               SINCE
Without sales charge                               6 MONTHS*    1 YEAR   3 YEARS   5 YEARS   INCEPTION
Class A (inception 3/4/04)                          +26.53%    -21.06%    -6.46%    +1.20%     +0.15%
------------------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                          +26.13%    -21.59%    -7.16%    +0.44%     -0.61%
------------------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                          +26.09%    -21.68%    -7.17%    +0.43%     -0.62%
------------------------------------------------------------------------------------------------------
Class R4 (inception 3/4/04)                         +26.61%    -20.79%    -6.16%    +1.46%     +0.40%
------------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 3/4/04)                          +19.26%    -25.59%    -8.29%    +0.01%     -0.94%
------------------------------------------------------------------------------------------------------
Class B (inception 3/4/04)                          +21.13%    -25.47%    -7.90%    +0.13%     -0.75%
------------------------------------------------------------------------------------------------------
Class C (inception 3/4/04)                          +25.09%    -22.45%    -7.17%    +0.43%     -0.62%
------------------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to qualifying institutional investors only.

*   Not annualized.

The RiverSource Portfolio Builder Series funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
14  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND

Fund holdings at July 31, 2009

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                    1.7%                  1.6%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 0.6%                  0.5%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund          1.5%                  1.5%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                           --%                  0.1%
--------------------------------------------------------------------------------------
RiverSource Diversified Equity Income Fund             2.0%                  1.9%
--------------------------------------------------------------------------------------
RiverSource Dividend Opportunity Fund                  0.9%                  0.9%
--------------------------------------------------------------------------------------
RiverSource Global Technology Fund                     0.2%                   --%
--------------------------------------------------------------------------------------
RiverSource Growth Fund                                2.0%                  1.9%
--------------------------------------------------------------------------------------
RiverSource Large Cap Equity Fund                      0.3%                  0.3%
--------------------------------------------------------------------------------------
RiverSource Large Cap Value Fund                       0.1%                  0.1%
--------------------------------------------------------------------------------------
RiverSource Mid Cap Growth Fund                        0.7%                  0.6%
--------------------------------------------------------------------------------------
RiverSource Mid Cap Value Fund                         0.4%                  0.3%
--------------------------------------------------------------------------------------
RiverSource Partners Aggressive Growth Fund            0.7%                  0.8%
--------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value Fund            1.4%                  1.3%
--------------------------------------------------------------------------------------
RiverSource Partners International Select
  Growth Fund                                          2.0%                  1.5%
--------------------------------------------------------------------------------------
RiverSource Partners International Select
  Value Fund                                           1.8%                  1.4%
--------------------------------------------------------------------------------------
RiverSource Partners International Small Cap
  Fund                                                 0.2%                  0.2%
--------------------------------------------------------------------------------------
RiverSource Partners Select Value Fund                 0.5%                  0.5%
--------------------------------------------------------------------------------------
RiverSource Partners Small Cap Growth Fund             0.4%                  0.3%
--------------------------------------------------------------------------------------
RiverSource Partners Small Cap Value Fund              0.4%                  0.4%
--------------------------------------------------------------------------------------
RiverSource Real Estate Fund                           1.5%                  1.3%
--------------------------------------------------------------------------------------
RiverSource Recovery and Infrastructure Fund           2.2%                   --%
--------------------------------------------------------------------------------------
Threadneedle Global Equity Fund                        0.4%                   --%
--------------------------------------------------------------------------------------
Threadneedle International Opportunity Fund            1.2%                  0.9%
======================================================================================
                                                      23.1%                 18.3%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                     23.3%                 23.3%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           3.9%                  3.9%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 9.8%                  6.8%
--------------------------------------------------------------------------------------
RiverSource Limited Duration Bond Fund                23.3%                 23.8%
--------------------------------------------------------------------------------------
RiverSource Short Duration U.S. Government
  Fund                                                11.0%                 12.1%
======================================================================================
                                                      71.3%                 69.9%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                           --%                  5.0%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       5.6%                  6.8%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT  15

INVESTMENT CHANGES (continued) -------------------------------------------------

PORTFOLIO ALLOCATION -----------------------------------------------------------
(at July 31, 2009; % of portfolio assets)


Equity Funds(1)                                       23.1%
----------------------------------------------------------------
Fixed Income Funds(2)                                 71.3%
----------------------------------------------------------------
Cash Equivalents(3)                                    5.6%
----------------------------------------------------------------


(1) Includes U.S. Large Cap 11.2%, International 6.4%, U.S. Mid Cap 2.3%, Real Estate 1.5%, Dividend Income 0.9% and U.S. Small Cap 0.8%.
(2) Includes Investment Grade 57.6%, Inflation Protected Securities 9.8% and Global Bond 3.9%.
(3) Comprised entirely of an investment in the RiverSource Cash Management Fund.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at July 31, 2009; % of portfolio assets)


RiverSource Diversified Bond Fund                      23.3%
-----------------------------------------------------------------
RiverSource Limited Duration Bond Fund                 23.3%
-----------------------------------------------------------------
RiverSource Short Duration U.S. Government
  Fund                                                 11.0%
-----------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                  9.8%
-----------------------------------------------------------------
RiverSource Cash Management Fund                        5.6%
-----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."


--------------------------------------------------------------------------------
16  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND

Fund holdings at July 31, 2009

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                    3.0%                  2.9%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 0.9%                  0.9%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund          2.6%                  2.6%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                           --%                  0.2%
--------------------------------------------------------------------------------------
RiverSource Diversified Equity Income Fund             3.5%                  3.3%
--------------------------------------------------------------------------------------
RiverSource Dividend Opportunity Fund                  1.6%                  1.6%
--------------------------------------------------------------------------------------
RiverSource Global Technology Fund                     0.4%                   --%
--------------------------------------------------------------------------------------
RiverSource Growth Fund                                3.5%                  3.6%
--------------------------------------------------------------------------------------
RiverSource Large Cap Equity Fund                      0.6%                  0.6%
--------------------------------------------------------------------------------------
RiverSource Large Cap Value Fund                       0.2%                  0.2%
--------------------------------------------------------------------------------------
RiverSource Mid Cap Growth Fund                        1.2%                  1.0%
--------------------------------------------------------------------------------------
RiverSource Mid Cap Value Fund                         0.7%                  0.6%
--------------------------------------------------------------------------------------
RiverSource Partners Aggressive Growth Fund            1.3%                  1.4%
--------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value Fund            2.5%                  2.3%
--------------------------------------------------------------------------------------
RiverSource Partners International Select
  Growth Fund                                          2.9%                  2.6%
--------------------------------------------------------------------------------------
RiverSource Partners International Select
  Value Fund                                           2.8%                  2.5%
--------------------------------------------------------------------------------------
RiverSource Partners International Small Cap
  Fund                                                 0.4%                  0.3%
--------------------------------------------------------------------------------------
RiverSource Partners Select Value Fund                 0.9%                  0.9%
--------------------------------------------------------------------------------------
RiverSource Partners Small Cap Growth Fund             0.6%                  0.6%
--------------------------------------------------------------------------------------
RiverSource Partners Small Cap Value Fund              0.7%                  0.6%
--------------------------------------------------------------------------------------
RiverSource Real Estate Fund                           1.5%                  1.3%
--------------------------------------------------------------------------------------
RiverSource Recovery and Infrastructure Fund           2.2%                   --%
--------------------------------------------------------------------------------------
Threadneedle Emerging Markets Fund                     1.1%                   --%
--------------------------------------------------------------------------------------
Threadneedle Global Equity Fund                        0.8%                   --%
--------------------------------------------------------------------------------------
Threadneedle International Opportunity Fund            1.8%                  1.7%
======================================================================================
                                                      37.7%                 31.7%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                     25.4%                 22.3%
--------------------------------------------------------------------------------------
RiverSource Floating Rate Fund                         1.3%                  1.0%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           5.7%                  5.3%
--------------------------------------------------------------------------------------
RiverSource Income Opportunities Fund                  2.5%                  4.6%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 7.9%                  6.9%
--------------------------------------------------------------------------------------
RiverSource Limited Duration Bond Fund                11.9%                 14.5%
--------------------------------------------------------------------------------------
RiverSource Short Duration U.S. Government
  Fund                                                 4.6%                  4.9%
======================================================================================
                                                      59.3%                 59.5%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                           --%                  5.1%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       3.0%                  3.7%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT  17

INVESTMENT CHANGES (continued) -------------------------------------------------

PORTFOLIO ALLOCATION -----------------------------------------------------------
(at July 31, 2009; % of portfolio assets)



Equity Funds(1)                                       37.7%
----------------------------------------------------------------

Fixed Income Funds(2)                                 59.3%
----------------------------------------------------------------

Cash Equivalents(3)                                    3.0%
----------------------------------------------------------------


(1) Includes U.S. Large Cap 18.1%, International 11.1%, U.S. Mid Cap 4.1%, Dividend Income 1.6%, Real Estate 1.5% and U.S. Small Cap 1.3%.
(2) Includes Investment Grade 41.9%, Inflation Protection Securities 7.9%, Global Bond 5.7%, High Yield 2.5% and Floating Rate 1.3%.
(3) Comprised entirely of an investment in the RiverSource Cash Management Fund.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at July 31, 2009; % of portfolio assets)


RiverSource Diversified Bond Fund                      25.4%
-----------------------------------------------------------------
RiverSource Limited Duration Bond Fund                 11.9%
-----------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                  7.9%
-----------------------------------------------------------------
RiverSource Global Bond Fund                            5.7%
-----------------------------------------------------------------
RiverSource Short Duration U.S. Government
  Fund                                                  4.6%
-----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."


--------------------------------------------------------------------------------
18  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND

Fund holdings at July 31, 2009

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap, real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                    4.4%                  4.3%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 1.3%                  1.4%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund          3.9%                  3.9%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                           --%                  0.3%
--------------------------------------------------------------------------------------
RiverSource Diversified Equity Income Fund             5.0%                  4.9%
--------------------------------------------------------------------------------------
RiverSource Dividend Opportunity Fund                  2.4%                  2.3%
--------------------------------------------------------------------------------------
RiverSource Global Technology Fund                     0.5%                   --%
--------------------------------------------------------------------------------------
RiverSource Growth Fund                                5.1%                  5.2%
--------------------------------------------------------------------------------------
RiverSource Large Cap Equity Fund                      0.9%                  0.8%
--------------------------------------------------------------------------------------
RiverSource Large Cap Value Fund                       0.4%                  0.3%
--------------------------------------------------------------------------------------
RiverSource Mid Cap Growth Fund                        1.7%                  1.6%
--------------------------------------------------------------------------------------
RiverSource Mid Cap Value Fund                         1.0%                  0.9%
--------------------------------------------------------------------------------------
RiverSource Partners Aggressive Growth Fund            1.9%                  2.0%
--------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value Fund            3.6%                  3.5%
--------------------------------------------------------------------------------------
RiverSource Partners International Select
  Growth Fund                                          4.2%                  3.9%
--------------------------------------------------------------------------------------
RiverSource Partners International Select
  Value Fund                                           4.1%                  3.7%
--------------------------------------------------------------------------------------
RiverSource Partners International Small Cap
  Fund                                                 0.5%                  0.5%
--------------------------------------------------------------------------------------
RiverSource Partners Select Value Fund                 1.3%                  1.3%
--------------------------------------------------------------------------------------
RiverSource Partners Small Cap Growth Fund             0.9%                  0.9%
--------------------------------------------------------------------------------------
RiverSource Partners Small Cap Value Fund              1.0%                  0.9%
--------------------------------------------------------------------------------------
RiverSource Real Estate Fund                           1.5%                  1.4%
--------------------------------------------------------------------------------------
RiverSource Recovery and Infrastructure Fund           2.2%                   --%
--------------------------------------------------------------------------------------
Threadneedle Emerging Markets Fund                     1.6%                   --%
--------------------------------------------------------------------------------------
Threadneedle Global Equity Fund                        1.1%                   --%
--------------------------------------------------------------------------------------
Threadneedle International Opportunity Fund            2.7%                  2.4%
======================================================================================
                                                      53.2%                 46.4%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and agency securities, floating rate, global, high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                     26.1%                 27.5%
--------------------------------------------------------------------------------------
RiverSource Floating Rate Fund                         1.2%                  0.5%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           5.7%                  7.2%
--------------------------------------------------------------------------------------
RiverSource Income Opportunities Fund                  6.2%                  3.8%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 6.0%                  8.6%
--------------------------------------------------------------------------------------
RiverSource Limited Duration Bond Fund                 1.5%                   --%
======================================================================================
                                                      46.7%                 47.6%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                           --%                  5.1%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       0.1%                  0.9%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT  19

INVESTMENT CHANGES (continued) -------------------------------------------------

PORTFOLIO ALLOCATION -----------------------------------------------------------
(at July 31, 2009; % of portfolio assets)



Equity Funds(1)                                       53.2%
----------------------------------------------------------------

Fixed Income Funds(2)                                 46.7%
----------------------------------------------------------------

Cash Equivalents(3)                                    0.1%
----------------------------------------------------------------


(1) Includes U.S. Large Cap 25.5%, International 16.0%, U.S. Mid Cap 5.9%, Dividend Income 2.4%, U.S. Small Cap 1.9% and Real Estate 1.5%.
(2) Includes Investment Grade 27.6%, High Yield 6.2%, Inflation Protected Securities 6.0%, Global Bond 5.7% and Floating Rate 1.2%.
(3) Comprised entirely of an investment in the RiverSource Cash Management Fund.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at July 31, 2009; % of portfolio assets)

RiverSource Diversified Bond Fund                      26.1%
-----------------------------------------------------------------
RiverSource Income Opportunities Fund                   6.2%
-----------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                  6.0%
-----------------------------------------------------------------
RiverSource Global Bond Fund                            5.7%
-----------------------------------------------------------------
RiverSource Growth Fund                                 5.1%
-----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."


--------------------------------------------------------------------------------
20  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND

Fund holdings at July 31, 2009

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap, real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                    5.7%                  5.7%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 1.8%                  1.8%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund          5.0%                  5.2%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                           --%                  0.4%
--------------------------------------------------------------------------------------
RiverSource Diversified Equity Income Fund             6.6%                  6.6%
--------------------------------------------------------------------------------------
RiverSource Dividend Opportunity Fund                  3.1%                  3.1%
--------------------------------------------------------------------------------------
RiverSource Global Technology Fund                     0.7%                   --%
--------------------------------------------------------------------------------------
RiverSource Growth Fund                                6.7%                  7.0%
--------------------------------------------------------------------------------------
RiverSource Large Cap Equity Fund                      1.1%                  1.1%
--------------------------------------------------------------------------------------
RiverSource Large Cap Value Fund                       0.5%                  0.4%
--------------------------------------------------------------------------------------
RiverSource Mid Cap Growth Fund                        2.2%                  2.2%
--------------------------------------------------------------------------------------
RiverSource Mid Cap Value Fund                         1.3%                  1.2%
--------------------------------------------------------------------------------------
RiverSource Partners Aggressive Growth Fund            2.4%                  2.6%
--------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value Fund            4.7%                  4.6%
--------------------------------------------------------------------------------------
RiverSource Partners International Select
  Growth Fund                                          5.5%                  5.2%
--------------------------------------------------------------------------------------
RiverSource Partners International Select
  Value Fund                                           5.4%                  5.0%
--------------------------------------------------------------------------------------
RiverSource Partners International Small Cap
  Fund                                                 0.7%                  0.6%
--------------------------------------------------------------------------------------
RiverSource Partners Select Value Fund                 1.7%                  1.7%
--------------------------------------------------------------------------------------
RiverSource Partners Small Cap Growth Fund             1.2%                  1.2%
--------------------------------------------------------------------------------------
RiverSource Partners Small Cap Value Fund              1.4%                  1.2%
--------------------------------------------------------------------------------------
RiverSource Real Estate Fund                           1.5%                  1.4%
--------------------------------------------------------------------------------------
RiverSource Recovery and Infrastructure Fund           2.2%                   --%
--------------------------------------------------------------------------------------
Threadneedle Emerging Markets Fund                     2.1%                   --%
--------------------------------------------------------------------------------------
Threadneedle Global Equity Fund                        1.5%                   --%
--------------------------------------------------------------------------------------
Threadneedle International Opportunity Fund            3.5%                  3.3%
======================================================================================
                                                      68.5%                 61.5%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and agency securities, floating rate, global, high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                     16.6%                 13.4%
--------------------------------------------------------------------------------------
RiverSource Floating Rate Fund                         0.8%                  0.3%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           4.4%                  7.2%
--------------------------------------------------------------------------------------
RiverSource Income Opportunities Fund                  4.8%                  3.2%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 4.0%                  8.2%
--------------------------------------------------------------------------------------
RiverSource Limited Duration Bond Fund                 0.8%                   --%
======================================================================================
                                                      31.4%                 32.3%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                           --%                  5.2%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       0.1%                  1.0%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT  21

INVESTMENT CHANGES (continued) -------------------------------------------------

PORTFOLIO ALLOCATION -----------------------------------------------------------
(at July 31, 2009; % of portfolio assets)



Equity Funds(1)                                       68.5%
----------------------------------------------------------------

Fixed Income Funds(2)                                 31.4%
----------------------------------------------------------------

Cash Equivalents(3)                                    0.1%
----------------------------------------------------------------


(1) Includes U.S. Large Cap 32.5%, International 21.2%, U.S. Mid Cap 7.6%, Dividend Income 3.1%, U.S. Small Cap 2.6% and Real Estate 1.5%
(2) Includes Investment Grade 17.4%, High Yield 4.8%, Global Bond 4.4%, Inflation Protected Securities 4.0% and Floating Rate 0.8%.
(3) Comprised entirely of an investment in the RiverSource Cash Management Fund.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at July 31, 2009; % of portfolio assets)

RiverSource Diversified Bond Fund                      16.6%
-----------------------------------------------------------------
RiverSource Growth Fund                                 6.7%
-----------------------------------------------------------------
RiverSource Diversified Equity Income Fund              6.6%
-----------------------------------------------------------------
RiverSource Disciplined Equity Fund                     5.7%
-----------------------------------------------------------------
RiverSource Partners International Select
  Growth Fund                                           5.5%
-----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."


--------------------------------------------------------------------------------
22  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND

Fund holdings at July 31, 2009

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap, real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                    7.0%                  7.2%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 2.2%                  2.3%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund          6.3%                  6.6%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                           --%                  0.5%
--------------------------------------------------------------------------------------
RiverSource Diversified Equity Income Fund             8.1%                  8.3%
--------------------------------------------------------------------------------------
RiverSource Dividend Opportunity Fund                  3.8%                  3.9%
--------------------------------------------------------------------------------------
RiverSource Global Technology Fund                     0.8%                   --%
--------------------------------------------------------------------------------------
RiverSource Growth Fund                                8.3%                  8.7%
--------------------------------------------------------------------------------------
RiverSource Large Cap Equity Fund                      1.4%                  1.4%
--------------------------------------------------------------------------------------
RiverSource Large Cap Value Fund                       0.6%                  0.5%
--------------------------------------------------------------------------------------
RiverSource Mid Cap Growth Fund                        2.8%                  2.8%
--------------------------------------------------------------------------------------
RiverSource Mid Cap Value Fund                         1.6%                  1.5%
--------------------------------------------------------------------------------------
RiverSource Partners Aggressive Growth Fund            3.0%                  3.2%
--------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value Fund            5.8%                  5.8%
--------------------------------------------------------------------------------------
RiverSource Partners International Select
  Growth Fund                                          6.8%                  6.6%
--------------------------------------------------------------------------------------
RiverSource Partners International Select
  Value Fund                                           6.6%                  6.2%
--------------------------------------------------------------------------------------
RiverSource Partners International Small Cap
  Fund                                                 0.9%                  0.8%
--------------------------------------------------------------------------------------
RiverSource Partners Select Value Fund                 2.1%                  2.2%
--------------------------------------------------------------------------------------
RiverSource Partners Small Cap Growth Fund             1.5%                  1.5%
--------------------------------------------------------------------------------------
RiverSource Partners Small Cap Value Fund              1.6%                  1.5%
--------------------------------------------------------------------------------------
RiverSource Real Estate Fund                           1.5%                  1.4%
--------------------------------------------------------------------------------------
RiverSource Recovery and Infrastructure Fund           2.2%                   --%
--------------------------------------------------------------------------------------
Threadneedle Emerging Markets Fund                     2.6%                   --%
--------------------------------------------------------------------------------------
Threadneedle Global Equity Fund                        1.8%                   --%
--------------------------------------------------------------------------------------
Threadneedle International Opportunity Fund            4.3%                  4.1%
======================================================================================
                                                      83.6%                 77.0%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and agency securities, floating rate, global, high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                      7.3%                  5.2%
--------------------------------------------------------------------------------------
RiverSource Floating Rate Fund                         1.0%                  1.1%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           2.5%                  1.9%
--------------------------------------------------------------------------------------
RiverSource Income Opportunities Fund                  3.1%                  3.7%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 2.1%                  5.0%
--------------------------------------------------------------------------------------
RiverSource Limited Duration Bond Fund                 0.4%                   --%
======================================================================================
                                                      16.4%                 16.9%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                           --%                  5.2%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                        --%                  0.9%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT  23

INVESTMENT CHANGES (continued) -------------------------------------------------

PORTFOLIO ALLOCATION -----------------------------------------------------------
(at July 31, 2009; % of portfolio assets)



Equity Funds(1)                                       83.6%
----------------------------------------------------------------

Fixed Income Funds(2)                                 16.4%
----------------------------------------------------------------


(1) Includes U.S. Large Cap 39.7%, International 26.0%, U.S. Mid Cap 9.5%, Dividend Income 3.8%, U.S. Small Cap 3.1% and Real Estate 1.5%.
(2) Includes Investment Grade 7.7%, High Yield 3.1%, Global Bond 2.5%, Inflation Protected Securities 2.1% and Floating Rate 1.0%.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at July 31, 2009; % of portfolio assets)

RiverSource Growth Fund                                8.3%
-----------------------------------------------------------------
RiverSource Diversified Equity Income Fund             8.1%
-----------------------------------------------------------------
RiverSource Diversified Bond Fund                      7.3%
-----------------------------------------------------------------
RiverSource Disciplined Equity Fund                    7.0%
-----------------------------------------------------------------
RiverSource Partners International Select
  Growth Fund                                          6.8%
-----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."


--------------------------------------------------------------------------------
24  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND

Fund holdings at July 31, 2009

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap, real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                    8.4%                  8.8%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 2.6%                  2.8%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund          7.5%                  8.1%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                           --%                  0.6%
--------------------------------------------------------------------------------------
RiverSource Diversified Equity Income Fund             9.8%                  9.6%
--------------------------------------------------------------------------------------
RiverSource Dividend Opportunity Fund                  4.6%                  4.1%
--------------------------------------------------------------------------------------
RiverSource Global Technology Fund                     1.0%                   --%
--------------------------------------------------------------------------------------
RiverSource Growth Fund                                9.9%                 12.4%
--------------------------------------------------------------------------------------
RiverSource Large Cap Equity Fund                      1.7%                  1.7%
--------------------------------------------------------------------------------------
RiverSource Large Cap Value Fund                       0.7%                  1.5%
--------------------------------------------------------------------------------------
RiverSource Mid Cap Growth Fund                        3.4%                  3.7%
--------------------------------------------------------------------------------------
RiverSource Mid Cap Value Fund                         1.9%                  1.9%
--------------------------------------------------------------------------------------
RiverSource Partners Aggressive Growth Fund            3.6%                  3.7%
--------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value Fund            7.0%                  7.0%
--------------------------------------------------------------------------------------
RiverSource Partners International Select
  Growth Fund                                          8.2%                  8.1%
--------------------------------------------------------------------------------------
RiverSource Partners International Select
  Value Fund                                           8.0%                  7.7%
--------------------------------------------------------------------------------------
RiverSource Partners International Small Cap
  Fund                                                 1.0%                  1.0%
--------------------------------------------------------------------------------------
RiverSource Partners Select Value Fund                 2.6%                  2.2%
--------------------------------------------------------------------------------------
RiverSource Partners Small Cap Growth Fund             1.8%                  1.6%
--------------------------------------------------------------------------------------
RiverSource Partners Small Cap Value Fund              2.0%                  1.7%
--------------------------------------------------------------------------------------
RiverSource Real Estate Fund                           1.5%                  1.4%
--------------------------------------------------------------------------------------
RiverSource Recovery and Infrastructure Fund           2.2%                   --%
--------------------------------------------------------------------------------------
Threadneedle Emerging Markets Fund                     3.2%                   --%
--------------------------------------------------------------------------------------
Threadneedle Global Equity Fund                        2.2%                   --%
--------------------------------------------------------------------------------------
Threadneedle International Opportunity Fund            5.2%                  5.1%
======================================================================================
                                                     100.0%                 94.7%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                           --%                  5.3%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                        --%                   --%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT  25

INVESTMENT CHANGES (continued) -------------------------------------------------

PORTFOLIO ALLOCATION -----------------------------------------------------------
(at July 31, 2009; % of portfolio assets)



Equity Funds(1)                                      100.0%
----------------------------------------------------------------


(1) Includes U.S. Large Cap 47.2%, International 31.4%, U.S. Mid Cap 11.5%, Dividend Income 4.6%, U.S. Small Cap 3.8% and Real Estate 1.5%.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at July 31, 2009; % of portfolio assets)

RiverSource Growth Fund                                9.9%
-----------------------------------------------------------------
RiverSource Diversified Equity Income Fund             9.8%
-----------------------------------------------------------------
RiverSource Disciplined Equity Fund                    8.4%
-----------------------------------------------------------------
RiverSource Partners International Select
  Growth Fund                                          8.2%
-----------------------------------------------------------------
RiverSource Partners International Select
  Value Fund                                           8.0%
-----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."


--------------------------------------------------------------------------------
26  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLES  --------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include distribution and service (12b-1) fees; and other Fund fees and expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses, which each Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any underlying funds (also referred to as "acquired funds") in which each Fund invests. The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended July 31, 2009.

ACTUAL EXPENSES
The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Direct Expenses paid during the period" to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading "Direct and indirect expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT  27

FUND EXPENSES EXAMPLES (continued)  --------------------------------------------

RiverSource Portfolio Builder Conservative Fund

                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  FEB. 1, 2009   JULY 31, 2009   THE PERIOD(a)   THE PERIOD(b),(c)
--------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,112.00         $2.47             $5.53
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,022.59         $2.37             $5.29
--------------------------------------------------------------------------------------------------

Class B
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,108.20         $6.46             $9.51
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.80         $6.19             $9.11
--------------------------------------------------------------------------------------------------

Class C
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,108.50         $6.41             $9.46
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.85         $6.14             $9.06
--------------------------------------------------------------------------------------------------

Class R4
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,112.80         $1.95             $5.00
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.09         $1.87             $4.79
--------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(c)   EXPENSES
---------------------------------------------------------------------------------------------------------
Class A                                                        .47%               .58%             1.05%
---------------------------------------------------------------------------------------------------------
Class B                                                       1.23%               .58%             1.81%
---------------------------------------------------------------------------------------------------------
Class C                                                       1.22%               .58%             1.80%
---------------------------------------------------------------------------------------------------------
Class R4                                                       .37%               .58%              .95%
---------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) RiverSource Investment, LLC (The Investment Manager) and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.66% for all classes. Had these commitments not been in place for the entire six month period ended July 31, 2009, the actual direct and indirect expenses paid would have been $5.95 for Class A, $9.93 for Class B, $9.88 for Class C and $5.43 for Class R4; the hypothetical direct and indirect expenses paid would have been $5.70 for Class A, $9.51 for Class B, $9.46 for Class C and $5.20 for Class R4.
(d) Based on the actual return for the six months ended July 31, 2009: +11.20% for Class A, +10.82% for Class B, +10.85% for Class C and +11.28% for Class R4.


--------------------------------------------------------------------------------
28  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource Portfolio Builder Moderate Conservative Fund

                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  FEB. 1, 2009   JULY 31, 2009   THE PERIOD(a)   THE PERIOD(b),(c)
--------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,150.70         $2.47             $5.84
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,022.64         $2.32             $5.50
--------------------------------------------------------------------------------------------------

Class B
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,145.50         $6.53             $9.90
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.85         $6.14             $9.31
--------------------------------------------------------------------------------------------------

Class C
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,145.80         $6.47             $9.84
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.90         $6.09             $9.26
--------------------------------------------------------------------------------------------------

Class R4
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,149.60         $1.93             $5.31
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.14         $1.82             $4.99
--------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(c)   EXPENSES
---------------------------------------------------------------------------------------------------------
Class A                                                        .46%               .63%             1.09%
---------------------------------------------------------------------------------------------------------
Class B                                                       1.22%               .63%             1.85%
---------------------------------------------------------------------------------------------------------
Class C                                                       1.21%               .63%             1.84%
---------------------------------------------------------------------------------------------------------
Class R4                                                       .36%               .63%              .99%
---------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.70% for all classes. Had these commitments not been in place for the entire six month period ended July 31, 2009, the actual direct and indirect expenses paid would have been $6.22 for Class A, $10.27 for Class B, $10.22 for Class C and $5.68 for Class R4; the hypothetical direct and indirect expenses paid would have been $5.85 for Class A, $9.66 for Class B, $9.61 for Class C and $5.35 for Class R4.
(d) Based on the actual return for the six months ended July 31, 2009: +15.07% for Class A, +14.55% for Class B, +14.58% for Class C and +14.96% for Class R4.


--------------------------------------------------------------------------------
              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT  29

FUND EXPENSES EXAMPLES (continued)  --------------------------------------------

RiverSource Portfolio Builder Moderate Fund

                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  FEB. 1, 2009   JULY 31, 2009   THE PERIOD(a)   THE PERIOD(b),(c)
--------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,189.90         $2.51             $ 6.22
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,022.64         $2.32             $ 5.75
--------------------------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,185.10         $6.65             $10.35
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.85         $6.14             $ 9.56
--------------------------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,185.20         $6.65             $10.35
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.85         $6.14             $ 9.56
--------------------------------------------------------------------------------------------------
Class R4
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,191.10         $1.91             $ 5.63
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.19         $1.77             $ 5.20
--------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(c)   EXPENSES
---------------------------------------------------------------------------------------------------------
Class A                                                        .46%               .68%             1.14%
---------------------------------------------------------------------------------------------------------
Class B                                                       1.22%               .68%             1.90%
---------------------------------------------------------------------------------------------------------
Class C                                                       1.22%               .68%             1.90%
---------------------------------------------------------------------------------------------------------
Class R4                                                       .35%               .68%             1.03%
---------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.73% for all classes. Had these commitments not been in place for the entire six month period ended July 31, 2009, the actual direct and indirect expenses paid would have been $6.50 for Class A, $10.62 for Class B, $10.62 for Class C and $5.90 for Class R4; the hypothetical direct and indirect expenses paid would have been $6.00 for Class A, $9.81 for Class B, $9.81 for Class C and $5.45 for Class R4.
(d) Based on the actual return for the six months ended July 31, 2009: +18.99% for Class A, +18.51% for Class B, +18.52% for Class C and +19.11% for Class R4.


--------------------------------------------------------------------------------
30  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource Portfolio Builder Moderate Aggressive Fund

                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  FEB. 1, 2009   JULY 31, 2009   THE PERIOD(a)   THE PERIOD(b),(c)
--------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,212.60         $2.81             $ 6.73
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,022.39         $2.57             $ 6.15
--------------------------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,207.50         $6.99             $10.90
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.60         $6.39             $ 9.96
--------------------------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,206.30         $6.99             $10.89
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.60         $6.39             $ 9.96
--------------------------------------------------------------------------------------------------
Class R4
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,213.40         $1.99             $ 5.90
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.14         $1.82             $ 5.40
--------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(c)   EXPENSES
---------------------------------------------------------------------------------------------------------
Class A                                                        .51%               .71%             1.22%
---------------------------------------------------------------------------------------------------------
Class B                                                       1.27%               .71%             1.98%
---------------------------------------------------------------------------------------------------------
Class C                                                       1.27%               .71%             1.98%
---------------------------------------------------------------------------------------------------------
Class R4                                                       .36%               .71%             1.07%
---------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.76% for all classes. Had these commitments not been in place for the entire six month period ended July 31, 2009, the actual direct and indirect expenses paid would have been $7.01 for Class A, $11.17 for Class B, $11.17 for Class C and $6.18 for Class R4; the hypothetical direct and indirect expenses paid would have been $6.40 for Class A, $10.22 for Class B, $10.22 for Class C and $5.65 for Class R4.
(d) Based on the actual return for the six months ended July 31, 2009: +21.26% for Class A, +20.75% for Class B, +20.63% for Class C and +21.34% for Class R4.


--------------------------------------------------------------------------------
              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT  31

FUND EXPENSES EXAMPLES (continued)  --------------------------------------------

RiverSource Portfolio Builder Aggressive Fund

                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  FEB. 1, 2009   JULY 31, 2009   THE PERIOD(a)   THE PERIOD(b),(c)
--------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,238.80         $2.85             $ 6.92
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,022.39         $2.57             $ 6.25
--------------------------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,233.70         $7.07             $11.14
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.60         $6.39             $10.07
--------------------------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,233.60         $7.07             $11.14
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.60         $6.39             $10.07
--------------------------------------------------------------------------------------------------
Class R4
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,240.00         $2.01             $ 6.09
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.14         $1.82             $ 5.50
--------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(c)   EXPENSES
---------------------------------------------------------------------------------------------------------
Class A                                                        .51%               .73%             1.24%
---------------------------------------------------------------------------------------------------------
Class B                                                       1.27%               .73%             2.00%
---------------------------------------------------------------------------------------------------------
Class C                                                       1.27%               .73%             2.00%
---------------------------------------------------------------------------------------------------------
Class R4                                                       .36%               .73%             1.09%
---------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.79% for all classes. Had these commitments not been in place for the entire six month period ended July 31, 2009, the actual direct and indirect expenses paid would have been $7.26 for Class A, $11.47 for Class B, $11.47 for Class C and $6.42 for Class R4; the hypothetical direct and indirect expenses paid would have been $6.55 for Class A, $10.37 for Class B, $10.37 for Class C and $5.80 for Class R4.
(d) Based on the actual return for the six months ended July 31, 2009: +23.88% for Class A, +23.37% for Class B, +23.36% for Class C and +24.00% for Class R4.


--------------------------------------------------------------------------------
32  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource Portfolio Builder Total Equity Fund

                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  FEB. 1, 2009   JULY 31, 2009   THE PERIOD(a)   THE PERIOD(b),(c)
--------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,265.30         $2.88             $ 7.17
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,022.39         $2.57             $ 6.40
--------------------------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,261.30         $7.16             $11.44
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.60         $6.39             $10.22
--------------------------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,260.90         $7.16             $11.44
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.60         $6.39             $10.22
--------------------------------------------------------------------------------------------------
Class R4
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,266.10         $2.09             $ 6.38
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.09         $1.87             $ 5.70
--------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(c)   EXPENSES
---------------------------------------------------------------------------------------------------------
Class A                                                        .51%               .76%             1.27%
---------------------------------------------------------------------------------------------------------
Class B                                                       1.27%               .76%             2.03%
---------------------------------------------------------------------------------------------------------
Class C                                                       1.27%               .76%             2.03%
---------------------------------------------------------------------------------------------------------
Class R4                                                       .37%               .76%             1.13%
---------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.82% for all classes. Had these commitments not been in place for the entire six month period ended July 31, 2009, the actual direct and indirect expenses paid would have been $7.51 for Class A, $11.78 for Class B, $11.78 for Class C and $6.72 for Class R4; the hypothetical direct and indirect expenses paid would have been $6.71 for Class A, $10.52 for Class B, $10.52 for Class C and $6.00 for Class R4.
(d) Based on the actual return for the six months ended July 31, 2009: +26.53% for Class A, +26.13% for Class B, +26.09% for Class C and +26.61% for Class R4.


--------------------------------------------------------------------------------
              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT  33

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Portfolio Builder Conservative Fund
JULY 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (23.1%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (0.9%)
RiverSource Dividend Opportunity Fund                   353,367            $2,155,540
-------------------------------------------------------------------------------------

INTERNATIONAL (6.4%)
RiverSource Disciplined International Equity
 Fund                                                   207,208             1,369,646
RiverSource Global Technology Fund                      225,169(b)            477,358
RiverSource Partners International Select
 Growth Fund                                            775,946             4,314,260
RiverSource Partners International Select
 Value Fund                                             765,019(b)          4,177,006
RiverSource Partners International Small Cap
 Fund                                                   110,249(b)            528,095
Threadneedle Global Equity Fund                         174,493             1,029,511
Threadneedle International Opportunity Fund             368,702             2,728,395
                                                                      ---------------
Total                                                                      14,624,271
-------------------------------------------------------------------------------------

REAL ESTATE (1.5%)
RiverSource Real Estate Fund                            488,486             3,370,555
-------------------------------------------------------------------------------------

U.S. LARGE CAP (11.2%)
RiverSource Disciplined Equity Fund                     903,901             3,913,892
RiverSource Disciplined Large Cap Growth Fund           492,470             3,486,689
RiverSource Diversified Equity Income Fund              584,631             4,519,196
RiverSource Growth Fund                                 220,765             4,653,726
RiverSource Large Cap Equity Fund                       246,669               789,342
RiverSource Large Cap Value Fund                         94,368               302,920
RiverSource Partners Fundamental Value Fund             809,487             3,229,852
RiverSource Recovery and Infrastructure Fund            363,146(b)          4,986,001
                                                                      ---------------
Total                                                                      25,881,618
-------------------------------------------------------------------------------------

U.S. MID CAP (2.3%)
RiverSource Mid Cap Growth Fund                         187,217(b)          1,546,413
RiverSource Mid Cap Value Fund                          154,005               868,586
RiverSource Partners Aggressive Growth Fund             252,330(b)          1,698,179
RiverSource Partners Select Value Fund                  335,759             1,188,588
                                                                      ---------------
Total                                                                       5,301,766
-------------------------------------------------------------------------------------

U.S. SMALL CAP (0.8%)
RiverSource Partners Small Cap Growth Fund              282,518(b)            844,728
RiverSource Partners Small Cap Value Fund               234,004(b)            919,635
                                                                      ---------------
Total                                                                       1,764,363
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $57,083,917)                                                       $53,098,113
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (71.3%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (3.9%)
RiverSource Global Bond Fund                          1,321,887            $9,002,054
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (9.8%)
RiverSource Inflation Protected Securities
 Fund                                                 2,324,947            22,668,233
-------------------------------------------------------------------------------------

INVESTMENT GRADE (57.6%)
RiverSource Diversified Bond Fund                    11,397,881            53,684,019
RiverSource Limited Duration Bond Fund                5,651,678(c)         53,521,388
RiverSource Short Duration U.S. Government
 Fund                                                 5,426,690            25,342,641
                                                                      ---------------
Total                                                                     132,548,048
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $163,975,678)                                                     $164,218,335
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (5.6%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     12,868,477           $12,868,477
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $12,868,477)                                                       $12,868,477
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $233,928,072)(d)                                                  $230,184,925
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding -- See Note 6 to the financial statements.

(d) At July 31, 2009, the cost of securities for federal income tax purposes was approximately $233,928,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $2,378,000
     Unrealized depreciation                                                     (6,121,000)
     --------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(3,743,000)
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
34  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative Fund

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of July 31, 2009:

                                                                  FAIR VALUE AT JULY 31, 2009
                                                ---------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                   $230,184,925          $--             $--        $230,184,925





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT  35

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Portfolio Builder Moderate Conservative Fund
JULY 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (37.7%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (1.6%)
RiverSource Dividend Opportunity Fund                 1,027,394            $6,267,104
-------------------------------------------------------------------------------------

INTERNATIONAL (11.1%)
RiverSource Disciplined International Equity
 Fund                                                   536,504             3,546,293
RiverSource Global Technology Fund                      654,325(b)          1,387,169
RiverSource Partners International Select
 Growth Fund                                          2,014,823            11,202,415
RiverSource Partners International Select
 Value Fund                                           1,987,881(b)         10,853,828
RiverSource Partners International Small Cap
 Fund                                                   290,718(b)          1,392,539
Threadneedle Emerging Markets Fund                      580,251(b)          4,322,872
Threadneedle Global Equity Fund                         507,389             2,993,595
Threadneedle International Opportunity Fund             956,070             7,074,914
                                                                      ---------------
Total                                                                      42,773,625
-------------------------------------------------------------------------------------

REAL ESTATE (1.5%)
RiverSource Real Estate Fund                            819,208             5,652,537
-------------------------------------------------------------------------------------

U.S. LARGE CAP (18.2%)
RiverSource Disciplined Equity Fund                   2,641,839            11,439,163
RiverSource Disciplined Large Cap Growth Fund         1,438,391            10,183,810
RiverSource Diversified Equity Income Fund            1,719,686            13,293,173
RiverSource Growth Fund                                 643,357            13,561,970
RiverSource Large Cap Equity Fund                       711,737             2,277,559
RiverSource Large Cap Value Fund                        302,846               972,136
RiverSource Partners Fundamental Value Fund           2,384,299             9,513,354
RiverSource Recovery and Infrastructure Fund            606,515(b)          8,327,454
                                                                      ---------------
Total                                                                      69,568,619
-------------------------------------------------------------------------------------

U.S. MID CAP (4.0%)
RiverSource Mid Cap Growth Fund                         548,122(b)          4,527,487
RiverSource Mid Cap Value Fund                          452,908             2,554,400
RiverSource Partners Aggressive Growth Fund             734,741(b)          4,944,809
RiverSource Partners Select Value Fund                  988,104             3,497,887
                                                                      ---------------
Total                                                                      15,524,583
-------------------------------------------------------------------------------------

U.S. SMALL CAP (1.3%)
RiverSource Partners Small Cap Growth Fund              821,877(b)          2,457,414
RiverSource Partners Small Cap Value Fund               690,036(b)          2,711,841
                                                                      ---------------
Total                                                                       5,169,255
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $170,335,771)                                                     $144,955,723
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (59.3%)
                                                       SHARES                VALUE(a)
FLOATING RATE (1.3%)
RiverSource Floating Rate Fund                          606,317            $4,808,091
-------------------------------------------------------------------------------------

GLOBAL BOND (5.7%)
RiverSource Global Bond Fund                          3,203,310            21,814,542
-------------------------------------------------------------------------------------

HIGH YIELD (2.5%)
RiverSource Income Opportunities Fund                 1,080,549             9,746,552
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (7.9%)
RiverSource Inflation Protected Securities
 Fund                                                 3,127,990            30,497,907
-------------------------------------------------------------------------------------

INVESTMENT GRADE (41.9%)
RiverSource Diversified Bond Fund                    20,711,249            97,549,982
RiverSource Limited Duration Bond Fund                4,817,525(c)         45,621,959
RiverSource Short Duration U.S. Government
 Fund                                                 3,775,634            17,632,213
                                                                      ---------------
Total                                                                     160,804,154
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $226,343,117)                                                     $227,671,246
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (3.0%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     11,571,070           $11,571,070
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $11,571,070)                                                       $11,571,070
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $408,249,958)(d)                                                  $384,198,039
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding -- See Note 6 to the financial statements.


--------------------------------------------------------------------------------
36  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate Conservative Fund

NOTES TO INVESTMENTS IN AFFILIATED FUNDS (CONTINUED)




(d) At July 31, 2009, the cost of securities for federal income tax purposes was approximately $408,250,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $6,337,000
Unrealized depreciation                                                     (30,389,000)
---------------------------------------------------------------------------------------
Net unrealized depreciation                                                $(24,052,000)
---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT  37

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Portfolio Builder Moderate Conservative Fund

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of July 31, 2009:

                                                                  FAIR VALUE AT JULY 31, 2009
                                                ---------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                   $384,198,039          $--             $--        $384,198,039





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
38  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Portfolio Builder Moderate Fund
JULY 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (53.2%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (2.4%)
RiverSource Dividend Opportunity Fund                 3,999,211           $24,395,188
-------------------------------------------------------------------------------------

INTERNATIONAL (16.2%)
RiverSource Disciplined International Equity
 Fund                                                 2,091,500            13,824,817
RiverSource Global Technology Fund                    2,539,421(b)          5,383,573
RiverSource Partners International Select
 Growth Fund                                          7,832,939(c)         43,551,138
RiverSource Partners International Select
 Value Fund                                           7,741,599(b)         42,269,128
RiverSource Partners International Small Cap
 Fund                                                 1,127,564(b,c)        5,401,033
Threadneedle Emerging Markets Fund                    2,247,130(b)         16,741,120
Threadneedle Global Equity Fund                       1,966,522            11,602,479
Threadneedle International Opportunity Fund           3,724,731(c)         27,563,006
                                                                      ---------------
Total                                                                     166,336,294
-------------------------------------------------------------------------------------

REAL ESTATE (1.5%)
RiverSource Real Estate Fund                          2,193,138(c)         15,132,651
-------------------------------------------------------------------------------------

U.S. LARGE CAP (25.3%)
RiverSource Disciplined Equity Fund                  10,269,826            44,468,348
RiverSource Disciplined Large Cap Growth Fund         5,598,702(c)         39,638,811
RiverSource Diversified Equity Income Fund            6,673,775            51,588,281
RiverSource Growth Fund                               2,500,707            52,714,894
RiverSource Large Cap Equity Fund                     2,766,536             8,852,916
RiverSource Large Cap Value Fund                      1,194,603(c)          3,834,674
RiverSource Partners Fundamental Value Fund           9,226,443(c)         36,813,506
RiverSource Recovery and Infrastructure Fund          1,623,659(b,c)       22,292,839
                                                                      ---------------
Total                                                                     260,204,269
-------------------------------------------------------------------------------------

U.S. MID CAP (5.9%)
RiverSource Mid Cap Growth Fund                       2,137,839(b)         17,658,548
RiverSource Mid Cap Value Fund                        1,749,067             9,864,735
RiverSource Partners Aggressive Growth Fund           2,860,849(b,c)       19,253,513
RiverSource Partners Select Value Fund                3,857,884            13,656,910
                                                                      ---------------
Total                                                                      60,433,706
-------------------------------------------------------------------------------------

U.S. SMALL CAP (1.9%)
RiverSource Partners Small Cap Growth Fund            3,201,040(b,c)        9,571,110
RiverSource Partners Small Cap Value Fund             2,662,191(b)         10,462,412
                                                                      ---------------
Total                                                                      20,033,522
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $669,896,460)                                                     $546,535,630
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (46.7%)
                                                       SHARES                VALUE(a)
FLOATING RATE (1.2%)
RiverSource Floating Rate Fund                        1,524,092           $12,086,048
-------------------------------------------------------------------------------------

GLOBAL BOND (5.7%)
RiverSource Global Bond Fund                          8,554,272(c)         58,254,595
-------------------------------------------------------------------------------------

HIGH YIELD (6.2%)
RiverSource Income Opportunities Fund                 7,033,560(c)         63,442,707
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (6.0%)
RiverSource Inflation Protected Securities            6,281,278(c)         61,242,457
-------------------------------------------------------------------------------------
FUND
-------------------------------------------------------------------------------------

INVESTMENT GRADE (27.6%)
RiverSource Diversified Bond Fund                    57,275,833(c)        269,769,175
RiverSource Limited Duration Bond Fund                1,607,225(c)         15,220,422
                                                                      ---------------
Total                                                                     284,989,597
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $470,639,355)                                                     $480,015,404
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (0.1%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                      1,396,301            $1,396,301
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $1,396,301)                                                         $1,396,301
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $1,141,932,116)(d)                                              $1,027,947,335
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding -- See Note 6 to the financial statements.


--------------------------------------------------------------------------------
              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT  39

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Portfolio Builder Moderate Fund

NOTES TO INVESTMENTS IN AFFILIATED FUNDS (CONTINUED)




(d) At July 31, 2009, the cost of securities for federal income tax purposes was approximately $1,141,932,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $22,202,000
Unrealized depreciation                                                     (136,187,000)
----------------------------------------------------------------------------------------
Net unrealized depreciation                                                $(113,985,000)
----------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
40  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate Fund

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of July 31, 2009:

                                                                  FAIR VALUE AT JULY 31, 2009
                                               -----------------------------------------------------------------
                                                    LEVEL 1          LEVEL 2
                                                 QUOTED PRICES        OTHER          LEVEL 3
                                                   IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS         INPUTS            TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                 $1,027,947,335         $--             $--        $1,027,947,335





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT  41

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Portfolio Builder Moderate Aggressive Fund
JULY 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (68.5%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (3.1%)
RiverSource Dividend Opportunity Fund                 4,870,444           $29,709,711
-------------------------------------------------------------------------------------

INTERNATIONAL (21.2%)
RiverSource Disciplined International Equity
 Fund                                                 2,542,478            16,805,779
RiverSource Global Technology Fund                    3,100,006(b)          6,572,013
RiverSource Partners International Select
 Growth Fund                                          9,552,040(c)         53,109,344
RiverSource Partners International Select
 Value Fund                                           9,427,282(b,c)       51,472,961
RiverSource Partners International Small Cap
 Fund                                                 1,375,962(b,c)        6,590,858
Threadneedle Emerging Markets Fund                    2,741,919(b)         20,427,297
Threadneedle Global Equity Fund                       2,416,046            14,254,671
Threadneedle International Opportunity Fund           4,541,346(c)         33,605,957
                                                                      ---------------
Total                                                                     202,838,880
-------------------------------------------------------------------------------------

REAL ESTATE (1.5%)
RiverSource Real Estate Fund                          2,036,418(c)         14,051,281
-------------------------------------------------------------------------------------

U.S. LARGE CAP (32.4%)
RiverSource Disciplined Equity Fund                  12,517,286            54,199,850
RiverSource Disciplined Large Cap Growth Fund         6,815,382(c)         48,252,902
RiverSource Diversified Equity Income Fund            8,148,269            62,986,121
RiverSource Growth Fund                               3,048,216            64,256,399
RiverSource Large Cap Equity Fund                     3,378,517            10,811,255
RiverSource Large Cap Value Fund                      1,409,248(c)          4,523,687
RiverSource Partners Fundamental Value Fund          11,260,632(c)         44,929,920
RiverSource Recovery and Infrastructure Fund          1,509,495(b,c)       20,725,366
                                                                      ---------------
Total                                                                     310,685,500
-------------------------------------------------------------------------------------

U.S. MID CAP (7.7%)
RiverSource Mid Cap Growth Fund                       2,607,266(b)         21,536,021
RiverSource Mid Cap Value Fund                        2,129,708            12,011,554
RiverSource Partners Aggressive Growth Fund           3,483,028(b,c)       23,440,781
RiverSource Partners Select Value Fund                4,699,116(c)         16,634,872
                                                                      ---------------
Total                                                                      73,623,228
-------------------------------------------------------------------------------------

U.S. SMALL CAP (2.6%)
RiverSource Partners Small Cap Growth Fund            3,912,482(b,c)       11,698,323
RiverSource Partners Small Cap Value Fund             3,300,186(b)         12,969,729
                                                                      ---------------
Total                                                                      24,668,052
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $844,274,041)                                                     $655,576,652
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (31.4%)
                                                       SHARES                VALUE(a)
FLOATING RATE (0.8%)
RiverSource Floating Rate Fund                          959,266            $7,606,983
-------------------------------------------------------------------------------------

GLOBAL BOND (4.5%)
RiverSource Global Bond Fund                          6,255,016(c)         42,596,662
-------------------------------------------------------------------------------------

HIGH YIELD (4.8%)
RiverSource Income Opportunities Fund                 5,076,054(c)         45,786,006
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (4.0%)
RiverSource Inflation Protected Securities            3,932,430(c)         38,341,193
-------------------------------------------------------------------------------------
FUND
-------------------------------------------------------------------------------------

INVESTMENT GRADE (17.3%)
RiverSource Diversified Bond Fund                    33,761,838           159,018,259
RiverSource Limited Duration Bond Fund                  791,458             7,495,111
                                                                      ---------------
Total                                                                     166,513,370
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $299,756,861)                                                     $300,844,214
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (0.1%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                        556,898              $556,898
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $556,898)                                                             $556,898
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $1,144,587,800)(d)                                                $956,977,764
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding -- See Note 6 to the financial statements.


--------------------------------------------------------------------------------
42  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate Aggressive Fund

NOTES TO INVESTMENTS IN AFFILIATED FUNDS (CONTINUED)




(d) At July 31, 2009, the cost of securities for federal income tax purposes was approximately $1,144,588,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $15,334,000
     Unrealized depreciation                                                    (202,944,000)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                               $(187,610,000)
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT  43

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Portfolio Builder Moderate Aggressive Fund

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of July 31, 2009:

                                                                  FAIR VALUE AT JULY 31, 2009
                                                ---------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                   $956,977,764          $--             $--        $956,977,764





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
44  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Portfolio Builder Aggressive Fund
JULY 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (83.6%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (3.8%)
RiverSource Dividend Opportunity Fund                2,839,193            $17,319,077
-------------------------------------------------------------------------------------

INTERNATIONAL (26.1%)
RiverSource Disciplined International Equity
 Fund                                                1,480,512              9,786,182
RiverSource Global Technology Fund                   1,808,376(b)           3,833,757
RiverSource Partners International Select
 Growth                                              5,553,739(c)          30,878,787
Fund RiverSource Partners International
 Select Value Fund                                   5,486,249(b)          29,954,920
RiverSource Partners International Small Cap
 Fund                                                  802,604(b,c)         3,844,475
Threadneedle Emerging Markets Fund                   1,586,544(b)          11,819,750
Threadneedle Global Equity Fund                      1,399,225              8,255,427
Threadneedle International Opportunity Fund          2,642,198(c)          19,552,266
                                                                      ---------------
Total                                                                     117,925,564
-------------------------------------------------------------------------------------

REAL ESTATE (1.5%)
RiverSource Real Estate Fund                           962,216              6,639,290
-------------------------------------------------------------------------------------

U.S. LARGE CAP (39.6%)
RiverSource Disciplined Equity Fund                  7,278,886             31,517,576
RiverSource Disciplined Large Cap Growth Fund        3,963,356(c)          28,060,562
RiverSource Diversified Equity Income Fund           4,739,361             36,635,263
RiverSource Growth Fund                              1,774,096             37,397,947
RiverSource Large Cap Equity Fund                    1,972,762              6,312,837
RiverSource Large Cap Value Fund                       834,359(c)           2,678,294
RiverSource Partners Fundamental Value Fund          6,563,474             26,188,262
RiverSource Recovery and Infrastructure Fund           711,672(b)           9,771,254
                                                                      ---------------
Total                                                                     178,561,995
-------------------------------------------------------------------------------------

U.S. MID CAP (9.5%)
RiverSource Mid Cap Growth Fund                      1,544,918(b)          12,761,019
RiverSource Mid Cap Value Fund                       1,242,079              7,005,327
RiverSource Partners Aggressive Growth Fund          2,029,472(b)          13,658,349
RiverSource Partners Select Value Fund               2,739,200              9,696,768
                                                                      ---------------
Total                                                                      43,121,463
-------------------------------------------------------------------------------------

U.S. SMALL CAP (3.1%)
RiverSource Partners Small Cap Growth Fund           2,268,972(b,c)         6,784,226
RiverSource Partners Small Cap Value Fund            1,888,927(b)           7,423,484
                                                                      ---------------
Total                                                                      14,207,710
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $490,970,030)                                                     $377,775,099
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (16.4%)
                                                       SHARES                VALUE(a)
FLOATING RATE (1.0%)
RiverSource Floating Rate Fund                         564,072             $4,473,091
-------------------------------------------------------------------------------------

GLOBAL BOND (2.5%)
RiverSource Global Bond Fund                         1,640,628             11,172,676
-------------------------------------------------------------------------------------

HIGH YIELD (3.1%)
RiverSource Income Opportunities Fund                1,577,153             14,225,924
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (2.1%)
RiverSource Inflation Protected Securities
 Fund                                                  965,344              9,412,102
-------------------------------------------------------------------------------------

INVESTMENT GRADE (7.7%)
RiverSource Diversified Bond Fund                    6,973,622             32,845,759
RiverSource Limited Duration Bond Fund                 195,906              1,855,226
                                                                      ---------------
Total                                                                      34,700,985
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $72,512,230)                                                       $73,984,778
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (--%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                       128,653               $128,653
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $128,653)                                                             $128,653
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $563,610,913)(d)                                                  $451,888,530
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding -- See Note 6 to the financial statements.


--------------------------------------------------------------------------------
              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT  45

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Portfolio Builder Aggressive Fund

NOTES TO INVESTMENTS IN AFFILIATED FUNDS (CONTINUED)




(d) At July 31, 2009, the cost of securities for federal income tax purposes was approximately $563,611,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $8,133,000
     Unrealized depreciation                                                    (119,855,000)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                               $(111,722,000)
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
46  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource Portfolio Builder Aggressive Fund

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of July 31, 2009:

                                                                  FAIR VALUE AT JULY 31, 2009
                                                ---------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                   $451,888,530           --             --         $451,888,530





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT  47

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Portfolio Builder Total Equity Fund
JULY 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (100.0%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (4.6%)
RiverSource Dividend Opportunity Fund                2,850,071            $17,385,436
-------------------------------------------------------------------------------------

INTERNATIONAL (31.5%)
RiverSource Disciplined International Equity
 Fund                                                1,487,474              9,832,205
RiverSource Global Technology Fund                   1,806,457(b)           3,829,689
RiverSource Partners International Select
 Growth
 Fund                                                5,568,626(c)          30,961,560
RiverSource Partners International Select
 Value Fund                                          5,507,934(b)          30,073,319
RiverSource Partners International Small Cap
 Fund                                                  802,865(b,c)         3,845,724
Threadneedle Emerging Markets Fund                   1,598,201(b)          11,906,599
Threadneedle Global Equity Fund                      1,402,491              8,274,697
Threadneedle International Opportunity Fund          2,647,828(c)          19,593,925
                                                                      ---------------
Total                                                                     118,317,718
-------------------------------------------------------------------------------------

REAL ESTATE (1.5%)
RiverSource Real Estate Fund                           801,110              5,527,657
-------------------------------------------------------------------------------------

U.S. LARGE CAP (47.1%)
RiverSource Disciplined Equity Fund                  7,306,512             31,637,198
RiverSource Disciplined Large Cap Growth Fund        3,974,933(c)          28,142,527
RiverSource Diversified Equity Income Fund           4,771,459             36,883,376
RiverSource Growth Fund                              1,779,127             37,504,005
RiverSource Large Cap Equity Fund                    1,978,272              6,330,471
RiverSource Large Cap Value Fund                       808,446(c)           2,595,111
RiverSource Partners Fundamental Value Fund          6,563,828             26,189,672
RiverSource Recovery and Infrastructure Fund           591,015(b)           8,114,631
                                                                      ---------------
Total                                                                     177,396,991
-------------------------------------------------------------------------------------

U.S. MID CAP (11.5%)
RiverSource Mid Cap Growth Fund                      1,527,112(b)          12,613,949
RiverSource Mid Cap Value Fund                       1,249,396              7,046,596
RiverSource Partners Aggressive Growth Fund          2,037,591(b)          13,712,990
RiverSource Partners Select Value Fund               2,745,744              9,719,935
                                                                      ---------------
Total                                                                      43,093,470
-------------------------------------------------------------------------------------

U.S. SMALL CAP (3.8%)
RiverSource Partners Small Cap Growth Fund           2,278,526(b,c)         6,812,793
RiverSource Partners Small Cap Value Fund            1,891,108(b)           7,432,054
                                                                      ---------------
Total                                                                      14,244,847
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $496,109,942)                                                     $375,966,119
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (--%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                            31                    $31
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $31)                                                                       $31
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $496,109,973)(d)                                                  $375,966,150
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding -- See Note 6 to the financial statements.


--------------------------------------------------------------------------------
48  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource Portfolio Builder Total Equity Fund

NOTES TO INVESTMENTS IN AFFILIATED FUNDS (CONTINUED)




(d) At July 31, 2009, the cost of securities for federal income tax purposes was approximately $496,110,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $5,450,000
     Unrealized depreciation                                                    (125,594,000)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                               $(120,144,000)
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT  49

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Portfolio Builder Total Equity Fund

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of July 31, 2009:

                                                                  FAIR VALUE AT JULY 31, 2009
                                                ---------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                   $375,966,150          $--             $--        $375,966,150





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
50  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES -------------------------------------------


                                                                              RIVERSOURCE
                                                       RIVERSOURCE         PORTFOLIO BUILDER         RIVERSOURCE
                                                    PORTFOLIO BUILDER           MODERATE          PORTFOLIO BUILDER
                                                       CONSERVATIVE           CONSERVATIVE             MODERATE
JULY 31, 2009 (UNAUDITED)                                  FUND                   FUND                   FUND
ASSETS
Investments in affiliated funds, at value
  (identified cost $233,928,072, $408,249,958,
  and $1,141,932,116, respectively)                    $230,184,925           $384,198,039          $1,027,947,335
Capital shares receivable                                 7,489,753             10,243,430              23,909,373
Dividends receivable                                        128,974                179,766                 403,260
Receivable for affiliated investments sold                  166,467                112,571                      --
-------------------------------------------------------------------------------------------------------------------
Total assets                                            237,970,119            394,733,806           1,052,259,968
-------------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                    7,642,535             10,345,119              23,444,260
Payable for affiliated investments purchased                     --                     --                 334,931
Accrued distribution fees                                     2,817                  4,420                  11,517
Accrued transfer agency fees                                    849                  1,435                   4,223
Accrued administrative services fees                            126                    209                     559
Accrued plan administration services fees                         1                     --                       1
Other accrued expenses                                       53,260                180,869                  80,974
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                         7,699,588             10,532,052              23,876,465
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock     $230,270,531           $384,201,754          $1,028,383,503
-------------------------------------------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                        $    245,667           $    421,708          $    1,159,680
Additional paid-in capital                              243,072,320            433,269,057           1,212,536,154
Undistributed net investment income                         658,467                933,047               2,485,222
Accumulated net realized gain (loss)                     (9,962,776)           (26,370,139)            (73,812,772)
Unrealized appreciation (depreciation) on
  affiliated investments                                 (3,743,147)           (24,051,919)           (113,984,781)
-------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding capital stock                            $230,270,531           $384,201,754          $1,028,383,503
-------------------------------------------------------------------------------------------------------------------



Net assets applicable to outstanding
  shares:                               Class A                 $176,359,531           $305,281,163           $828,834,060
                                        Class B                 $ 38,945,765           $ 58,172,629           $151,110,862
                                        Class C                 $ 14,843,935           $ 20,721,862           $ 48,334,701
                                        Class R4                $    121,300           $     26,100           $    103,880
Outstanding shares of capital stock:    Class A shares            18,799,788             33,485,920             93,379,887
                                        Class B shares             4,166,573              6,401,863             17,105,965
                                        Class C shares             1,587,319              2,280,157              5,470,419
                                        Class R4 shares               13,051                  2,877                 11,711
Net asset value per share:              Class A(1)              $       9.38           $       9.12           $       8.88
                                        Class B                 $       9.35           $       9.09           $       8.83
                                        Class C                 $       9.35           $       9.09           $       8.84
                                        Class R4                $       9.29           $       9.07           $       8.87
----------------------------------------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for RiverSource Portfolio Builder Conservative Fund, RiverSource Portfolio Builder Moderate Conservative Fund and RiverSource Portfolio Builder Moderate Fund is $9.85, $9.57 and $9.42, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75% for RiverSource Portfolio Builder Conservative Fund and RiverSource Moderate Conservative Fund; and dividing the net asset value by 1.0 minus the maximum sales charge of 5.75% for RiverSource Portfolio Builder Moderate Fund.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT  51

STATEMENTS OF ASSETS AND LIABILITIES (continued) -------------------------------

                                                       RIVERSOURCE
                                                    PORTFOLIO BUILDER         RIVERSOURCE            RIVERSOURCE
                                                         MODERATE          PORTFOLIO BUILDER      PORTFOLIO BUILDER
                                                        AGGRESSIVE             AGGRESSIVE            TOTAL EQUITY
JULY 31, 2009 (UNAUDITED)                                  FUND                   FUND                   FUND
ASSETS
Investments in affiliated funds, at value
  (identified cost $1,144,587,800, $563,610,913,
  and $496,109,973, respectively)                     $  956,977,764         $ 451,888,530          $ 375,966,150
Capital shares receivable                                 18,964,279             8,404,262              7,294,041
Dividends receivable                                         252,970                64,255                     --
Receivable for affiliated investments sold                   377,223                    --                276,522
-------------------------------------------------------------------------------------------------------------------
Total assets                                             976,572,236           460,357,047            383,536,713
-------------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                    19,389,041             8,175,810              7,548,062
Payable for affiliated investments purchased                      --               159,435                     --
Accrued distribution fees                                     10,332                 4,849                  3,974
Accrued transfer agency fees                                   4,946                 2,616                  2,327
Accrued administrative services fees                             521                   246                    205
Accrued plan administrative services fees                          5                     1                      1
Other accrued expenses                                        84,932                49,415                 76,652
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                         19,489,777             8,392,372              7,631,221
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock    $  957,082,459         $ 451,964,675          $ 375,905,492
-------------------------------------------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                       $    1,135,550         $     563,177          $     493,696
Additional paid-in capital                             1,223,020,760           604,317,634            541,455,067
Undistributed net investment income                        1,350,716             4,443,180              3,884,960
Accumulated net realized gain (loss)                     (80,814,531)          (45,636,933)           (49,784,408)
Unrealized appreciation (depreciation) on
  affiliated investments                                (187,610,036)         (111,722,383)          (120,143,823)
-------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding capital stock                           $  957,082,459         $ 451,964,675          $ 375,905,492
-------------------------------------------------------------------------------------------------------------------



Net assets applicable to outstanding
  shares:                               Class A                 $786,916,690           $372,565,970           $313,491,570
                                        Class B                 $134,208,532           $ 62,201,631           $ 49,486,555
                                        Class C                 $ 35,277,072           $ 17,045,426           $ 12,833,226
                                        Class R4                $    680,165           $    151,648           $     94,141
Outstanding shares of capital stock:    Class A shares            93,285,186             46,343,120             41,071,626
                                        Class B shares            15,983,442              7,803,705              6,573,434
                                        Class C shares             4,205,835              2,152,042              1,712,252
                                        Class R4 shares               80,539                 18,821                 12,287
Net asset value per share:              Class A(1)              $       8.44           $       8.04           $       7.63
                                        Class B                 $       8.40           $       7.97           $       7.53
                                        Class C                 $       8.39           $       7.92           $       7.49
                                        Class R4                $       8.45           $       8.06           $       7.66
----------------------------------------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Aggressive Fund and RiverSource Portfolio Builder Total Equity Fund is $8.95, $8.53 and $8.10 respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
52  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT

STATEMENTS OF OPERATIONS -------------------------------------------------------


                                                                              RIVERSOURCE
                                                       RIVERSOURCE         PORTFOLIO BUILDER         RIVERSOURCE
                                                    PORTFOLIO BUILDER           MODERATE          PORTFOLIO BUILDER
                                                       CONSERVATIVE           CONSERVATIVE             MODERATE
SIX MONTHS ENDED JULY 31, 2009 (UNAUDITED)                 FUND                   FUND                   FUND
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated
  funds                                                $ 2,990,121            $  4,514,154           $ 10,401,016
-------------------------------------------------------------------------------------------------------------------
Expenses:
Distribution fees
  Class A                                                  197,249                 335,838                881,312
  Class B                                                  218,865                 314,465                765,266
  Class C                                                   62,811                  88,684                192,404
Transfer agency fees
  Class A                                                  109,476                 194,805                580,445
  Class B                                                   32,046                  48,214                133,773
  Class C                                                    8,951                  13,233                 32,615
  Class R4                                                      26                       6                     22
Administrative services fees                                21,424                  34,932                 89,667
Plan administration services fees -- Class R4                  132                      30                    109
Custodian fees                                              15,726                  16,921                 15,685
Printing and postage                                        13,040                  22,122                 51,300
Registration fees                                           26,251                  22,242                 44,180
Professional fees                                           10,780                   9,780                  9,760
Other                                                          776                     426                    672
-------------------------------------------------------------------------------------------------------------------
Total expenses                                             717,553               1,101,698              2,797,210
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          2,272,568               3,412,456              7,603,806
-------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on sales of underlying
  affiliated funds                                      (5,888,983)            (16,620,443)           (44,222,616)
Net change in unrealized appreciation
  (depreciation) on affiliated investments              26,966,467              62,889,882            196,794,474
-------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                          21,077,484              46,269,439            152,571,858
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      $23,350,052            $ 49,681,895           $160,175,664
-------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT  53

STATEMENTS OF OPERATIONS (continued) -------------------------------------------




                                                       RIVERSOURCE
                                                    PORTFOLIO BUILDER         RIVERSOURCE            RIVERSOURCE
                                                         MODERATE          PORTFOLIO BUILDER      PORTFOLIO BUILDER
                                                        AGGRESSIVE             AGGRESSIVE            TOTAL EQUITY
SIX MONTHS ENDED JULY 31, 2009 (UNAUDITED)                 FUND                   FUND                   FUND
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated
  funds                                                $  6,723,186           $  2,445,258           $    929,995
-------------------------------------------------------------------------------------------------------------------
Expenses:
Distribution fees
  Class A                                                   841,054                391,863                327,108
  Class B                                                   673,376                301,405                242,138
  Class C                                                   146,424                 66,366                 52,409
Transfer agency fees
  Class A                                                   714,950                381,957                347,670
  Class B                                                   151,477                 77,722                 68,288
  Class C                                                    32,015                 16,555                 14,304
  Class R4                                                      156                     53                     20
Administrative services fees                                 83,743                 38,726                 32,068
Plan administration services fees -- Class R4                   781                    265                    100
Custodian fees                                               15,744                 15,677                 12,728
Printing and postage                                         91,800                 29,575                 42,081
Registration fees                                            33,347                 28,358                 21,314
Professional fees                                             9,760                  8,920                  9,920
Other                                                         1,405                  1,685                     --
-------------------------------------------------------------------------------------------------------------------
Total expenses                                            2,796,032              1,359,127              1,170,148
  Expenses waived/reimbursed by the Investment
    Manager and its affiliates                              (38,526)               (92,415)              (128,851)
-------------------------------------------------------------------------------------------------------------------
Total net expenses                                        2,757,506              1,266,712              1,041,297
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           3,965,680              1,178,546               (111,302)
-------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on sales of underlying
  affiliated funds                                      (48,396,477)           (23,627,636)           (25,064,206)
Net change in unrealized appreciation
  (depreciation) on affiliated investments              208,960,972            108,134,932            103,726,267
-------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                          160,564,495             84,507,296             78,662,061
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      $164,530,175           $ 85,685,842           $ 78,550,759
-------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
54  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                                            RIVERSOURCE
                                                   RIVERSOURCE                       PORTFOLIO BUILDER MODERATE
                                       PORTFOLIO BUILDER CONSERVATIVE FUND               CONSERVATIVE FUND
                                       SIX MONTHS ENDED        YEAR ENDED       SIX MONTHS ENDED        YEAR ENDED
                                         JULY 31, 2009       JAN. 31, 2009        JULY 31, 2009       JAN. 31, 2009
                                          (UNAUDITED)                              (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net          $  2,272,568         $  5,921,251        $  3,412,456         $ 11,165,010
Net realized gain (loss) on
  affiliated investments                   (5,888,983)          (3,042,996)        (16,620,443)          (8,304,229)
Net change in unrealized appreciation
  (depreciation) on affiliated
  investments                              26,966,467          (30,351,836)         62,889,882          (82,098,938)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                23,350,052          (27,473,581)         49,681,895          (79,238,157)
-------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                (1,425,022)          (4,590,372)         (3,204,728)          (8,256,717)
    Class B                                  (227,322)          (1,145,469)           (512,851)          (1,575,521)
    Class C                                   (74,409)            (274,190)           (150,804)            (373,600)
    Class R4                                   (1,197)                (844)               (303)                (895)
  Net realized gain
    Class A                                        --             (296,755)                 --             (856,641)
    Class B                                        --              (85,227)                 --             (205,359)
    Class C                                        --              (21,814)                 --              (51,244)
    Class R4                                       --                  (43)                 --                  (76)
-------------------------------------------------------------------------------------------------------------------
Total distributions                        (1,727,950)          (6,414,714)         (3,868,686)         (11,320,053)
-------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                           37,864,378          109,124,744          43,217,914          144,637,896
  Class B shares                            9,496,598           33,654,084           8,796,040           35,681,642
  Class C shares                            5,939,503            9,303,455           4,961,819            9,090,012
  Class R4 shares                             110,826                   --                  --                2,642
Reinvestment of distributions at net
  asset value
  Class A shares                            1,370,637            4,722,131           3,088,851            8,793,603
  Class B shares                              215,005            1,179,358             488,376            1,707,707
  Class C shares                               66,576              275,269             137,184              397,162
  Class R4 shares                               1,111                  521                 198                  625
Conversions from Class B to Class A
  Class A shares                            7,209,177            5,430,712           9,433,023            8,185,831
  Class B shares                           (7,209,177)          (5,430,712)         (9,433,023)          (8,185,831)
Payments for redemptions
  Class A shares                          (31,946,095)         (60,072,621)        (42,849,867)         (95,207,632)
  Class B shares                           (9,518,935)         (20,659,815)        (10,723,550)         (27,111,127)
  Class C shares                           (3,055,523)          (4,722,527)         (2,523,561)          (5,725,880)
  Class R4 shares                             (27,769)                  --              (2,617)             (14,559)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from capital share transactions          10,516,312           72,804,599           4,590,787           72,252,091
-------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net
  assets                                   32,138,414           38,916,304          50,403,996          (18,306,119)
Net assets at beginning of period         198,132,117          159,215,813         333,797,758          352,103,877
-------------------------------------------------------------------------------------------------------------------
Net assets at end of period              $230,270,531         $198,132,117        $384,201,754         $333,797,758
-------------------------------------------------------------------------------------------------------------------
Undistributed net investment income      $    658,467         $    113,849        $    933,047         $  1,389,277
-------------------------------------------------------------------------------------------------------------------



Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT  55

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------




                                                                                             RIVERSOURCE
                                                   RIVERSOURCE                       PORTFOLIO BUILDER MODERATE
                                         PORTFOLIO BUILDER MODERATE FUND                   AGGRESSIVE FUND
                                       SIX MONTHS ENDED        YEAR ENDED       SIX MONTHS ENDED        YEAR ENDED
                                         JULY 31, 2009       JAN. 31, 2009        JULY 31, 2009        JAN. 31, 2009
                                          (UNAUDITED)                              (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net         $    7,603,806       $  29,084,600        $  3,965,680        $   24,195,563
Net realized gain (loss) on
  affiliated investments                   (44,222,616)        (25,261,220)        (48,396,477)          (27,093,495)
Net change in unrealized appreciation
  (depreciation) on affiliated
  investments                              196,794,474        (286,055,781)        208,960,972          (362,771,645)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                160,175,664        (282,232,401)        164,530,175          (365,669,577)
--------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                (10,908,659)        (18,698,221)         (4,778,503)          (19,738,696)
    Class B                                 (1,805,164)         (3,119,713)           (447,992)           (2,803,691)
    Class C                                   (460,879)           (664,975)           (104,354)             (536,449)
    Class R4                                    (1,412)             (2,769)             (5,086)              (20,136)
  Net realized gain
    Class A                                         --          (1,334,658)                 --            (1,758,113)
    Class B                                         --            (294,716)                 --              (356,460)
    Class C                                         --             (68,110)                 --               (71,009)
    Class R4                                        --                (159)                 --                (1,517)
--------------------------------------------------------------------------------------------------------------------
Total distributions                        (13,176,114)        (24,183,321)         (5,335,935)          (25,286,071)
--------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                           111,447,400         337,412,881          73,989,924           244,539,228
  Class B shares                            22,873,548          75,632,744          13,370,471            54,095,285
  Class C shares                            12,238,689          20,357,208           6,224,609            13,497,313
  Class R4 shares                               10,000                  --              66,330                 1,304
Reinvestment of distributions at net
  asset value
  Class A shares                            10,630,107          19,554,896           4,687,929            21,106,765
  Class B shares                             1,749,868           3,325,886             437,817             3,099,919
  Class C shares                               431,680             688,180              99,228               575,219
  Class R4 shares                                1,282               2,640               5,026                21,373
Conversions from Class B to Class A
  Class A shares                            22,512,242          23,322,541          17,986,895            19,866,084
  Class B shares                           (22,512,242)        (23,322,541)        (17,986,895)          (19,866,084)
Payments for redemptions
  Class A shares                           (95,380,818)       (223,669,685)        (82,179,365)         (207,715,182)
  Class B shares                           (20,780,807)        (53,466,396)        (17,126,063)          (42,072,973)
  Class C shares                            (4,217,194)        (11,294,952)         (3,113,300)           (8,512,493)
  Class R4 shares                                   --                  --             (78,945)                   --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from capital share transactions           39,003,755         168,543,402          (3,616,339)           78,635,758
--------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net
  assets                                   186,003,305        (137,872,320)        155,577,901          (312,319,890)
Net assets at beginning of period          842,380,198         980,252,518         801,504,558         1,113,824,448
--------------------------------------------------------------------------------------------------------------------
Net assets at end of period             $1,028,383,503       $ 842,380,198        $957,082,459        $  801,504,558
--------------------------------------------------------------------------------------------------------------------
Undistributed net investment income     $    2,485,222       $   8,057,530        $  1,350,716        $    2,720,971
--------------------------------------------------------------------------------------------------------------------



Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
56  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




                                                   RIVERSOURCE                              RIVERSOURCE
                                        PORTFOLIO BUILDER AGGRESSIVE FUND       PORTFOLIO BUILDER TOTAL EQUITY FUND
                                       SIX MONTHS ENDED        YEAR ENDED       SIX MONTHS ENDED        YEAR ENDED
                                         JULY 31, 2009       JAN. 31, 2009        JULY 31, 2009       JAN. 31, 2009
                                          (UNAUDITED)                              (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net          $  1,178,546        $   8,079,064        $   (111,302)       $   4,304,499
Net realized gain (loss) on
  affiliated investments                  (23,627,636)         (19,564,617)        (25,064,206)         (21,846,620)
Net change in unrealized appreciation
  (depreciation) on affiliated
  investments                             108,134,932         (193,831,351)        103,726,267         (191,281,762)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                85,685,842         (205,316,904)         78,550,759         (208,823,883)
-------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                        --           (5,094,518)                 --           (1,525,096)
    Class B                                        --             (318,362)                 --                   --
    Class C                                        --              (84,645)                 --                   --
    Class R4                                       --               (3,229)                 --                 (898)
  Net realized gain
    Class A                                        --           (1,825,803)                 --           (2,260,935)
    Class B                                        --             (357,143)                 --             (426,709)
    Class C                                        --              (69,350)                 --              (86,504)
    Class R4                                       --                 (874)                 --                 (685)
-------------------------------------------------------------------------------------------------------------------
Total distributions                                --           (7,753,924)                 --           (4,300,827)
-------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                           35,929,195          111,337,210          28,000,617          103,774,678
  Class B shares                            5,994,053           20,417,959           4,228,143           15,626,382
  Class C shares                            4,110,049            5,893,726           1,967,198            4,730,382
  Class R4 shares                             185,079              152,343              13,120               40,999
Reinvestment of distributions at net
  asset value
  Class A shares                                   --            6,826,798                  --            3,743,785
  Class B shares                                   --              668,635                  --              422,551
  Class C shares                                   --              148,220                  --               84,646
  Class R4 shares                                  --                3,909                  --                1,452
Conversions from Class B to Class A
  Class A shares                            7,863,343            8,787,295           7,020,952            7,573,758
  Class B shares                           (7,863,343)          (8,787,295)         (7,020,952)          (7,573,758)
Payments for redemptions
  Class A shares                          (35,514,201)         (88,834,231)        (31,635,474)         (80,822,040)
  Class B shares                           (5,918,216)         (16,017,652)         (4,973,983)         (13,790,717)
  Class C shares                           (1,376,242)          (3,454,403)           (992,192)          (2,727,853)
  Class R4 shares                            (239,338)             (55,018)            (13,329)             (76,817)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
  from capital share transactions           3,170,379           37,087,496          (3,405,900)          31,007,448
-------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net
  assets                                   88,856,221         (175,983,332)         75,144,859         (182,117,262)
Net assets at beginning of period         363,108,454          539,091,786         300,760,633          482,877,895
-------------------------------------------------------------------------------------------------------------------
Net assets at end of period              $451,964,675        $ 363,108,454        $375,905,492        $ 300,760,633
-------------------------------------------------------------------------------------------------------------------
Undistributed net investment income      $  4,443,180        $   3,264,634        $  3,884,960        $   3,996,262
-------------------------------------------------------------------------------------------------------------------



Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT  57

FINANCIAL HIGHLIGHTS -----------------------------------------------------------


RiverSource Portfolio Builder Conservative Fund

CLASS A
PER SHARE INCOME AND CAPITAL CHANGES(a)


FISCAL PERIOD ENDED JAN. 31,                       2009(k)        2009        2008        2007        2006       2005(b)
Net asset value, beginning of period                 $8.51       $10.15      $10.43      $10.36      $10.23       $10.02
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .10(c)       .32(c)      .36(c)      .34         .25          .12
Net gains (losses) (both realized and
 unrealized)                                           .85        (1.63)        .17         .24         .25          .23
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       .95        (1.31)        .53         .58         .50          .35
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.08)        (.31)       (.42)       (.38)       (.27)        (.12)
Distributions from realized gains                       --         (.02)       (.39)       (.13)       (.10)        (.02)
------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.08)        (.33)       (.81)       (.51)       (.37)        (.14)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $9.38        $8.51      $10.15      $10.43      $10.36       $10.23
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $176         $146        $111         $83         $73          $40
------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                          .47%(f)      .47%        .45%        .49%        .59%         .92%(f)
------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                      .47%(f)      .47%        .45%        .49%        .59%         .59%(f)
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.32%(f)     3.44%       3.42%       3.32%       2.66%        2.03%(f)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                13%          27%         29%         54%         23%          51%
------------------------------------------------------------------------------------------------------------------------
Total return(i)                                     11.20%(j)   (13.09%)      5.14%       5.76%       4.97%        3.54%(j)
------------------------------------------------------------------------------------------------------------------------


CLASS B
PER SHARE INCOME AND CAPITAL CHANGES(a)


FISCAL PERIOD ENDED JAN. 31,                       2009(k)        2009        2008        2007        2006       2005(b)
Net asset value, beginning of period                 $8.48       $10.11      $10.40      $10.33      $10.21       $10.02
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .07(c)       .25(c)      .28(c)      .26         .18          .07
Net gains (losses) (both realized and
 unrealized)                                           .85        (1.62)        .16         .25         .24          .22
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       .92        (1.37)        .44         .51         .42          .29
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.05)        (.24)       (.34)       (.31)       (.20)        (.08)
Distributions from realized gains                       --         (.02)       (.39)       (.13)       (.10)        (.02)
------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.05)        (.26)       (.73)       (.44)       (.30)        (.10)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $9.35        $8.48      $10.11      $10.40      $10.33       $10.21
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $39          $42         $41         $36         $36          $21
------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.23%(f)     1.22%       1.20%       1.25%       1.34%        1.68%(f)
------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.23%(f)     1.22%       1.20%       1.25%       1.34%        1.37%(f)
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.56%(f)     2.60%       2.63%       2.54%       1.88%        1.25%(f)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                13%          27%         29%         54%         23%          51%
------------------------------------------------------------------------------------------------------------------------
Total return(i)                                     10.82%(j)   (13.69%)      4.27%       4.99%       4.12%        2.88%(j)
------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
58  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Portfolio Builder Conservative Fund

CLASS C
PER SHARE INCOME AND CAPITAL CHANGES(a)


FISCAL PERIOD ENDED JAN. 31,                       2009(k)        2009        2008        2007        2006       2005(b)
Net asset value, beginning of period                 $8.48       $10.12      $10.41      $10.34      $10.21       $10.02
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .07(c)       .25(c)      .28(c)      .26         .17          .07
Net gains (losses) (both realized and
 unrealized)                                           .85        (1.63)        .16         .24         .25          .22
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       .92        (1.38)        .44         .50         .42          .29
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.05)        (.24)       (.34)       (.30)       (.19)        (.08)
Distributions from realized gains                       --         (.02)       (.39)       (.13)       (.10)        (.02)
------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.05)        (.26)       (.73)       (.43)       (.29)        (.10)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $9.35        $8.48      $10.12      $10.41      $10.34       $10.21
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $15          $11          $8          $5          $6           $4
------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.22%(f)     1.22%       1.20%       1.25%       1.34%        1.68%(f)
------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.22%(f)     1.22%       1.20%       1.25%       1.34%        1.37%(f)
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.59%(f)     2.68%       2.67%       2.51%       1.85%        1.32%(f)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                13%          27%         29%         54%         23%          51%
------------------------------------------------------------------------------------------------------------------------
Total return(i)                                     10.85%(j)   (13.75%)      4.29%       4.94%       4.16%        2.90%(j)
------------------------------------------------------------------------------------------------------------------------


CLASS R4
PER SHARE INCOME AND CAPITAL CHANGES(a)


FISCAL PERIOD ENDED JAN. 31,                       2009(k)        2009        2008        2007        2006       2005(b)
Net asset value, beginning of period                 $8.43       $10.05      $10.34      $10.27      $10.20       $10.02
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .11(c)       .35(c)      .39(c)      .36         .32          .17
Net gains (losses) (both realized and
 unrealized)                                           .84        (1.60)        .16         .24         .18          .20
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       .95        (1.25)        .55         .60         .50          .37
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.09)        (.35)       (.45)       (.40)       (.33)        (.17)
Distributions from realized gains                       --         (.02)       (.39)       (.13)       (.10)        (.02)
------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.09)        (.37)       (.84)       (.53)       (.43)        (.19)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $9.29        $8.43      $10.05      $10.34      $10.27       $10.20
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $--          $--         $--         $--         $--          $--
------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                          .37%(f)      .39%        .38%        .33%        .47%         .76%(f)
------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                      .37%(f)      .13%        .19%        .33%        .42%         .42%(f)
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.50%(f)     3.68%       3.68%       3.47%       2.64%        1.90%(f)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                13%          27%         29%         54%         23%          51%
------------------------------------------------------------------------------------------------------------------------
Total return                                        11.28%(j)   (12.71%)      5.34%       6.00%       5.04%        3.74%(j)
------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT  59

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


RiverSource Portfolio Builder Conservative Fund

NOTES TO FINANCIAL HIGHLIGHTS
(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended July 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
60  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Portfolio Builder Moderate Conservative Fund

CLASS A
PER SHARE INCOME AND CAPITAL CHANGES(a)


FISCAL PERIOD ENDED JAN. 31,                       2009(k)        2009        2008        2007        2006       2005(b)
Net asset value, beginning of period                 $8.02       $10.28      $10.85      $10.68      $10.35       $10.03
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .09(c)       .31(c)      .33(c)      .33         .24          .14
Net gains (losses) (both realized and
 unrealized)                                          1.11        (2.27)        .11         .47         .49          .35
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      1.20        (1.96)        .44         .80         .73          .49
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.10)        (.27)       (.42)       (.40)       (.27)        (.16)
Distributions from realized gains                       --         (.03)       (.59)       (.23)       (.13)        (.01)
------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.10)        (.30)      (1.01)       (.63)       (.40)        (.17)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $9.12        $8.02      $10.28      $10.85      $10.68       $10.35
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $305         $257        $260        $198        $149          $78
------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                          .46%(f)      .44%        .41%        .44%        .55%         .72%(f)
------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                      .46%(f)      .44%        .41%        .44%        .55%         .59%(f)
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.13%(f)     3.26%       3.03%       2.99%       2.53%        2.21%(f)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                18%          29%         31%         24%         19%          28%
------------------------------------------------------------------------------------------------------------------------
Total return(i)                                     15.07%(j)   (19.31%)      3.99%       7.65%       7.18%        4.90%(j)
------------------------------------------------------------------------------------------------------------------------


CLASS B
PER SHARE INCOME AND CAPITAL CHANGES(a)


FISCAL PERIOD ENDED JAN. 31,                       2009(k)        2009        2008        2007        2006       2005(b)
Net asset value, beginning of period                 $8.00       $10.25      $10.82      $10.65      $10.32       $10.03
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .06(c)       .23(c)      .24(c)      .24         .16          .09
Net gains (losses) (both realized and
 unrealized)                                          1.10        (2.25)        .12         .48         .49          .32
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      1.16        (2.02)        .36         .72         .65          .41
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.07)        (.20)       (.34)       (.32)       (.19)        (.11)
Distributions from realized gains                       --         (.03)       (.59)       (.23)       (.13)        (.01)
------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.07)        (.23)       (.93)       (.55)       (.32)        (.12)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $9.09        $8.00      $10.25      $10.82      $10.65       $10.32
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $58          $61         $76         $71         $66          $34
------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.22%(f)     1.19%       1.17%       1.19%       1.30%        1.49%(f)
------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.22%(f)     1.19%       1.17%       1.19%       1.30%        1.37%(f)
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.37%(f)     2.42%       2.22%       2.19%       1.75%        1.46%(f)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                18%          29%         31%         24%         19%          28%
------------------------------------------------------------------------------------------------------------------------
Total return(i)                                     14.55%(j)   (19.89%)      3.22%       6.87%       6.41%        4.14%(j)
------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT  61

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


RiverSource Portfolio Builder Moderate Conservative Fund

CLASS C
PER SHARE INCOME AND CAPITAL CHANGES(a)


FISCAL PERIOD ENDED JAN. 31,                       2009(k)        2009        2008        2007        2006       2005(b)
Net asset value, beginning of period                 $8.00       $10.25      $10.82      $10.65      $10.33       $10.03
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .06(c)       .23(c)      .25(c)      .24         .15          .09
Net gains (losses) (both realized and
 unrealized)                                          1.10        (2.25)        .11         .48         .49          .34
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      1.16        (2.02)        .36         .72         .64          .43
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.07)        (.20)       (.34)       (.32)       (.19)        (.12)
Distributions from realized gains                       --         (.03)       (.59)       (.23)       (.13)        (.01)
------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.07)        (.23)       (.93)       (.55)       (.32)        (.13)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $9.09        $8.00      $10.25      $10.82      $10.65       $10.33
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $21          $16         $16         $13         $11           $6
------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.21%(f)     1.19%       1.17%       1.19%       1.30%        1.52%(f)
------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.21%(f)     1.19%       1.17%       1.19%       1.30%        1.37%(f)
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.38%(f)     2.48%       2.27%       2.22%       1.72%        1.47%(f)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                18%          29%         31%         24%         19%          28%
------------------------------------------------------------------------------------------------------------------------
Total return(i)                                     14.58%(j)   (19.88%)      3.23%       6.88%       6.29%        4.25%(j)
------------------------------------------------------------------------------------------------------------------------


CLASS R4
PER SHARE INCOME AND CAPITAL CHANGES(a)


FISCAL PERIOD ENDED JAN. 31,                       2009(k)        2009        2008        2007        2006       2005(b)
Net asset value, beginning of period                 $7.99       $10.24      $10.80      $10.64      $10.34       $10.03
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .09(c)       .33(c)      .37(c)      .35         .29          .17
Net gains (losses) (both realized and
 unrealized)                                          1.10        (2.23)        .10         .46         .46          .34
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      1.19        (1.90)        .47         .81         .75          .51
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.11)        (.32)       (.44)       (.42)       (.32)        (.19)
Distributions from realized gains                       --         (.03)       (.59)       (.23)       (.13)        (.01)
------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.11)        (.35)      (1.03)       (.65)       (.45)        (.20)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $9.07        $7.99      $10.24      $10.80      $10.64       $10.34
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $--          $--         $--         $--         $--          $--
------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                          .36%(f)      .37%        .36%        .28%        .39%         .57%(f)
------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                      .36%(f)      .07%        .16%        .28%        .39%         .36%(f)
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.23%(f)     3.55%       3.41%       3.13%       2.67%        2.13%(f)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                18%          29%         31%         24%         19%          28%
------------------------------------------------------------------------------------------------------------------------
Total return                                        14.96%(j)   (18.93%)      4.32%       7.74%       7.37%        5.09%(j)
------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
62  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Portfolio Builder Moderate Conservative Fund

NOTES TO FINANCIAL HIGHLIGHTS
(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earning credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended July 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT  63

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


RiverSource Portfolio Builder Moderate Fund

CLASS A
PER SHARE INCOME AND CAPITAL CHANGES(a)


FISCAL PERIOD ENDED JAN. 31,                       2009(l)        2009        2008        2007        2006       2005(b)
Net asset value, beginning of period                 $7.58       $10.46      $11.36      $11.06      $10.47       $10.04
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .07(c)       .30(c)      .31(c)      .31         .22          .13
Net gains (losses) (both realized and
 unrealized)                                          1.35        (2.93)        .02         .71         .78          .47
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      1.42        (2.63)        .33        1.02        1.00          .60
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.12)        (.23)       (.44)       (.41)       (.27)        (.16)
Distributions from realized gains                       --         (.02)       (.79)       (.31)       (.14)        (.01)
------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.12)        (.25)      (1.23)       (.72)       (.41)        (.17)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $8.88        $7.58      $10.46      $11.36      $11.06       $10.47
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $829         $664        $746        $600        $410         $190
------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                          .46%(f)      .43%        .41%        .43%        .53%         .63%(f)
------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                      .46%(f)      .43%        .41%        .43%        .53%         .59%(f)
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.86%(f)     3.19%       2.70%       2.68%       2.30%        2.05%(f)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                20%          34%         27%         24%         15%          28%
------------------------------------------------------------------------------------------------------------------------
Total return(i)                                     18.99%(j)   (25.51%)      2.69%       9.38%       9.64%        6.01%(j)
------------------------------------------------------------------------------------------------------------------------


CLASS B
PER SHARE INCOME AND CAPITAL CHANGES(a)


FISCAL PERIOD ENDED JAN. 31,                       2009(l)        2009        2008        2007        2006       2005(b)
Net asset value, beginning of period                 $7.54       $10.41      $11.31      $11.02      $10.43       $10.04
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .04(c)       .22(c)      .22(c)      .19         .13          .08
Net gains (losses) (both realized and
 unrealized)                                          1.34        (2.91)        .02         .73         .79          .44
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      1.38        (2.69)        .24         .92         .92          .52
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.09)        (.16)       (.35)       (.32)       (.19)        (.12)
Distributions from realized gains                       --         (.02)       (.79)       (.31)       (.14)        (.01)
------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.09)        (.18)      (1.14)       (.63)       (.33)        (.13)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $8.83        $7.54      $10.41      $11.31      $11.02       $10.43
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $151         $145        $198        $189        $153          $72
------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.22%(f)     1.19%       1.17%       1.19%       1.29%        1.39%(f)
------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.22%(f)     1.19%       1.17%       1.19%       1.29%        1.36%(f)
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.10%(f)     2.32%       1.89%       1.87%       1.51%        1.31%(f)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                20%          34%         27%         24%         15%          28%
------------------------------------------------------------------------------------------------------------------------
Total return(i)                                     18.51%(j)   (26.12%)      1.92%       8.52%       8.86%        5.19%(j)
------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
64  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Portfolio Builder Moderate Fund

CLASS C
PER SHARE INCOME AND CAPITAL CHANGES(a)


FISCAL PERIOD ENDED JAN. 31,                       2009(l)        2009        2008        2007        2006       2005(b)
Net asset value, beginning of period                 $7.55       $10.41      $11.32      $11.03      $10.44       $10.04
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .04(c)       .23(c)      .23(c)      .20         .13          .07
Net gains (losses) (both realized and
 unrealized)                                          1.35        (2.91)        .01         .73         .79          .46
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      1.39        (2.68)        .24         .93         .92          .53
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.10)        (.16)       (.36)       (.33)       (.19)        (.12)
Distributions from realized gains                       --         (.02)       (.79)       (.31)       (.14)        (.01)
------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.10)        (.18)      (1.15)       (.64)       (.33)        (.13)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $8.84        $7.55      $10.41      $11.32      $11.03       $10.44
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $48          $33         $36         $27         $18           $8
------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.22%(f)     1.19%       1.17%       1.19%       1.30%        1.40%(f)
------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.22%(f)     1.19%       1.17%       1.19%       1.30%        1.36%(f)
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.11%(f)     2.45%       1.97%       1.91%       1.52%        1.26%(f)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                20%          34%         27%         24%         15%          28%
------------------------------------------------------------------------------------------------------------------------
Total return(i)                                     18.52%(j)   (25.99%)      1.85%       8.53%       8.86%        5.24%(j)
------------------------------------------------------------------------------------------------------------------------


CLASS R4
PER SHARE INCOME AND CAPITAL CHANGES(a)


FISCAL PERIOD ENDED JAN. 31,                       2009(l)        2009        2008        2007        2006       2005(b)
Net asset value, beginning of period                 $7.57       $10.45      $11.34      $11.04      $10.47       $10.04
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .08(c)       .33(c)      .36(c)      .33         .26          .16
Net gains (losses) (both realized and
 unrealized)                                          1.35        (2.92)        .00(k)      .70         .75          .47
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      1.43        (2.59)        .36        1.03        1.01          .63
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.13)        (.27)       (.46)       (.42)       (.30)        (.19)
Distributions from realized gains                       --         (.02)       (.79)       (.31)       (.14)        (.01)
------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.13)        (.29)      (1.25)       (.73)       (.44)        (.20)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $8.87        $7.57      $10.45      $11.34      $11.04       $10.47
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $--          $--         $--         $--         $--          $--
------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                          .35%(f)      .35%        .35%        .28%        .37%         .47%(f)
------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                      .35%(f)      .06%        .14%        .28%        .37%         .37%(f)
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.98%(f)     3.50%       3.12%       3.02%       2.34%         .88%(f)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                20%          34%         27%         24%         15%          28%
------------------------------------------------------------------------------------------------------------------------
Total return                                        19.11%(j)   (25.22%)      2.99%       9.58%       9.80%        6.28%(j)
------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT  65

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


RiverSource Portfolio Builder Moderate Fund

NOTES TO FINANCIAL HIGHLIGHTS
(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Rounds to zero.
(l) Six months ended July 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
66  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Portfolio Builder Moderate Aggressive Fund

CLASS A
PER SHARE INCOME AND CAPITAL CHANGES(a)


FISCAL PERIOD ENDED JAN. 31,                       2009(k)        2009        2008        2007        2006       2005(b)
Net asset value, beginning of period                 $7.01       $10.48      $11.73      $11.34      $10.50       $10.05
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .04(c)       .23(c)      .24(c)      .25         .17          .10
Net gains (losses) (both realized and
 unrealized)                                          1.44        (3.46)       (.01)        .91        1.05          .50
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      1.48        (3.23)        .23        1.16        1.22          .60
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.05)        (.22)       (.40)       (.38)       (.22)        (.14)
Distributions from realized gains                       --         (.02)      (1.08)       (.39)       (.16)        (.01)
------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.05)        (.24)      (1.48)       (.77)       (.38)        (.15)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $8.44        $7.01      $10.48      $11.73      $11.34       $10.50
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $787         $645        $881        $801        $550         $246
------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                          .52%(f)      .47%        .43%        .46%        .56%         .65%(f)
------------------------------------------------------------------------------------------------------------------------
Net assets after expense
 waiver/reimbursement(e),(g),(h)                      .51%(f)      .47%        .43%        .46%        .56%         .59%(f)
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.10%(f)     2.51%       2.04%       2.01%       1.69%        1.61%(f)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                19%          33%         33%         29%         20%          31%
------------------------------------------------------------------------------------------------------------------------
Total return(i)                                     21.26%(j)   (31.15%)      1.57%      10.40%      11.72%        5.97%(j)
------------------------------------------------------------------------------------------------------------------------


CLASS B
PER SHARE INCOME AND CAPITAL CHANGES(a)


FISCAL PERIOD ENDED JAN. 31,                       2009(k)        2009        2008        2007        2006       2005(b)
Net asset value, beginning of period                 $6.98       $10.43      $11.68      $11.30      $10.47       $10.05
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .01(c)       .16(c)      .15(c)      .10         .07          .04
Net gains (losses) (both realized and
 unrealized)                                          1.43        (3.44)       (.01)        .96        1.06          .49
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      1.44        (3.28)        .14        1.06        1.13          .53
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.02)        (.15)       (.31)       (.29)       (.14)        (.10)
Distributions from realized gains                       --         (.02)      (1.08)       (.39)       (.16)        (.01)
------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.02)        (.17)      (1.39)       (.68)       (.30)        (.11)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $8.40        $6.98      $10.43      $11.68      $11.30       $10.47
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $134         $130        $199        $202        $154          $67
------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.28%(f)     1.23%       1.19%       1.22%       1.32%        1.42%(f)
------------------------------------------------------------------------------------------------------------------------
Net assets after expense
 waiver/reimbursement(e),(g),(h)                     1.27%(f)     1.23%       1.19%       1.22%       1.32%        1.36%(f)
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .33%(f)     1.69%       1.23%       1.21%        .91%         .82%(f)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                19%          33%         33%         29%         20%          31%
------------------------------------------------------------------------------------------------------------------------
Total return(i)                                     20.75%(j)   (31.65%)       .81%       9.54%      10.90%        5.24%(j)
------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT  67

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


RiverSource Portfolio Builder Moderate Aggressive Fund

CLASS C
PER SHARE INCOME AND CAPITAL CHANGES(a)


FISCAL PERIOD ENDED JAN. 31,                       2009(k)        2009        2008        2007        2006       2005(b)
Net asset value, beginning of period                 $6.98       $10.43      $11.68      $11.30      $10.47       $10.05
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .01(c)       .16(c)      .16(c)      .12         .07          .04
Net gains (losses) (both realized and
 unrealized)                                          1.43        (3.44)       (.01)        .95        1.06          .49
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      1.44        (3.28)        .15        1.07        1.13          .53
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.03)        (.15)       (.32)       (.30)       (.14)        (.10)
Distributions from realized gains                       --         (.02)      (1.08)       (.39)       (.16)        (.01)
------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.03)        (.17)      (1.40)       (.69)       (.30)        (.11)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $8.39        $6.98      $10.43      $11.68      $11.30       $10.47
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $35          $26         $33         $26         $15           $7
------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.28%(f)     1.22%       1.19%       1.22%       1.32%        1.41%(f)
------------------------------------------------------------------------------------------------------------------------
Net assets after expense
 waiver/reimbursement(e),(g),(h)                     1.27%(f)     1.22%       1.19%       1.22%       1.32%        1.37%(f)
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .35%(f)     1.79%       1.33%       1.27%        .93%         .83%(f)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                19%          33%         33%         29%         20%          31%
------------------------------------------------------------------------------------------------------------------------
Total return(i)                                     20.63%(j)   (31.63%)       .85%       9.57%      10.91%        5.24%(j)
------------------------------------------------------------------------------------------------------------------------


CLASS R4
PER SHARE INCOME AND CAPITAL CHANGES(a)


FISCAL PERIOD ENDED JAN. 31,                       2009(k)        2009        2008        2007        2006       2005(b)
Net asset value, beginning of period                 $7.02       $10.50      $11.75      $11.35      $10.50       $10.05
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .05(c)       .27(c)      .29(c)      .28         .19          .12
Net gains (losses) (both realized and
 unrealized)                                          1.44        (3.47)       (.02)        .91        1.06          .49
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      1.49        (3.20)        .27        1.19        1.25          .61
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.06)        (.26)       (.44)       (.40)       (.24)        (.15)
Distributions from realized gains                       --         (.02)      (1.08)       (.39)       (.16)        (.01)
------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.06)        (.28)      (1.52)       (.79)       (.40)        (.16)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $8.45        $7.02      $10.50      $11.75      $11.35       $10.50
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                 $1           $1          $1         $--         $--          $--
------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                          .36%(f)      .35%        .34%        .31%        .39%         .48%(f)
------------------------------------------------------------------------------------------------------------------------
Net assets after expense
 waiver/reimbursement(e),(g),(h)                      .36%(f)      .09%        .16%        .31%        .39%         .36%(f)
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.25%(f)     2.88%       2.41%       2.14%       1.69%        1.35%(f)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                19%          33%         33%         29%         20%          31%
------------------------------------------------------------------------------------------------------------------------
Total return                                        21.34%(j)   (30.91%)      1.86%      10.69%      12.02%        6.10%(j)
------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
68  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Portfolio Builder Moderate Aggressive Fund

NOTES TO FINANCIAL HIGHLIGHTS
(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended July 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT  69

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


RiverSource Portfolio Builder Aggressive Fund

CLASS A
PER SHARE INCOME AND CAPITAL CHANGES(a)


FISCAL PERIOD ENDED JAN. 31,                       2009(l)        2009        2008        2007        2006       2005(b)
Net asset value, beginning of period                 $6.49       $10.46      $12.20      $11.66      $10.53       $10.06
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .03(c)       .17(c)      .19(c)      .19         .12          .07
Net gains (losses) (both realized and
 unrealized)                                          1.52        (3.98)       (.14)       1.18        1.37          .52
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      1.55        (3.81)        .05        1.37        1.49          .59
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --         (.12)       (.39)       (.35)       (.17)        (.11)
Distributions from realized gains                       --         (.04)      (1.40)       (.48)       (.19)        (.01)
------------------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (.16)      (1.79)       (.83)       (.36)        (.12)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $8.04        $6.49      $10.46      $12.20      $11.66       $10.53
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $373         $295        $429        $400        $275         $120
------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                          .56%(f)      .51%        .46%        .49%        .61%         .78%(f)
------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                      .51%(f)      .50%        .46%        .49%        .59%         .59%(f)
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .75%(f)     1.83%       1.53%       1.47%       1.10%        1.04%(f)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                17%          35%         40%         40%         24%          38%
------------------------------------------------------------------------------------------------------------------------
Total return(i)                                     23.88%(j)   (36.52%)      (.31%)     11.85%      14.26%        5.81%(j)
------------------------------------------------------------------------------------------------------------------------


CLASS B
PER SHARE INCOME AND CAPITAL CHANGES(a)


FISCAL PERIOD ENDED JAN. 31,                       2009(l)        2009        2008        2007        2006       2005(b)
Net asset value, beginning of period                 $6.46       $10.38      $12.11      $11.59      $10.48       $10.06
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .00(c),(k)     .09(c)      .09(c)      .02         .03          .01
Net gains (losses) (both realized and
 unrealized)                                          1.51        (3.93)       (.13)       1.24        1.37          .50
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      1.51        (3.84)       (.04)       1.26        1.40          .51
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --         (.04)       (.29)       (.26)       (.10)        (.08)
Distributions from realized gains                       --         (.04)      (1.40)       (.48)       (.19)        (.01)
------------------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (.08)      (1.69)       (.74)       (.29)        (.09)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $7.97        $6.46      $10.38      $12.11      $11.59       $10.48
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $62          $57         $95         $98         $79          $36
------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.32%(f)     1.26%       1.22%       1.25%       1.37%        1.54%(f)
------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.27%(f)     1.26%       1.22%       1.25%       1.37%        1.37%(f)
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.01%)(f)     .99%        .74%        .66%        .28%         .25%(f)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                17%          35%         40%         40%         24%          38%
------------------------------------------------------------------------------------------------------------------------
Total return(i)                                     23.37%(j)   (37.04%)     (1.02%)     10.97%      13.48%        5.02%(j)
------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
70  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Portfolio Builder Aggressive Fund

CLASS C
PER SHARE INCOME AND CAPITAL CHANGES(a)


FISCAL PERIOD ENDED JAN. 31,                       2009(l)        2009        2008        2007        2006       2005(b)
Net asset value, beginning of period                 $6.42       $10.33      $12.08      $11.58      $10.48       $10.06
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .00(c),(k)   .10(c)      .10(c)      .06         .03          .01
Net gains (losses) (both realized and
 unrealized)                                          1.50        (3.92)       (.15)       1.20        1.37          .49
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      1.50        (3.82)       (.05)       1.26        1.40          .50
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --         (.05)       (.30)       (.28)       (.11)        (.07)
Distributions from realized gains                       --         (.04)      (1.40)       (.48)       (.19)        (.01)
------------------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (.09)      (1.70)       (.76)       (.30)        (.08)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $7.92        $6.42      $10.33      $12.08      $11.58       $10.48
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $17          $11         $15         $12          $7           $3
------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.31%(f)     1.26%       1.21%       1.25%       1.38%        1.55%(f)
------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.27%(f)     1.25%       1.21%       1.25%       1.37%        1.37%(f)
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .00%(f),(k) 1.09%        .83%        .72%        .32%         .21%(f)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                17%          35%         40%         40%         24%          38%
------------------------------------------------------------------------------------------------------------------------
Total return(i)                                     23.36%(j)   (37.00%)     (1.06%)     11.00%      13.40%        4.96%(j)
------------------------------------------------------------------------------------------------------------------------


CLASS R4
PER SHARE INCOME AND CAPITAL CHANGES(a)


FISCAL PERIOD ENDED JAN. 31,                       2009(l)        2009        2008        2007        2006       2005(b)
Net asset value, beginning of period                 $6.50       $10.48      $12.23      $11.68      $10.53       $10.06
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .03(c)       .22(c)      .28(c)      .22         .12          .08
Net gains (losses) (both realized and
 unrealized)                                          1.53        (4.01)       (.20)       1.17        1.39          .52
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      1.56        (3.79)        .08        1.39        1.51          .60
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --         (.15)       (.43)       (.36)       (.17)        (.12)
Distributions from realized gains                       --         (.04)      (1.40)       (.48)       (.19)        (.01)
------------------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (.19)      (1.83)       (.84)       (.36)        (.13)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $8.06        $6.50      $10.48      $12.23      $11.68       $10.53
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $--          $--         $--         $--         $--          $--
------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                          .36%(f)      .36%        .35%        .33%        .44%         .61%(f)
------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                      .36%(f)      .11%        .18%        .33%        .42%         .38%(f)
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .98%(f)     2.57%       2.29%       1.60%        .95%        1.75%(f)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                17%          35%         40%         40%         24%          38%
------------------------------------------------------------------------------------------------------------------------
Total return                                        24.00%(j)   (36.20%)      (.09%)     12.04%      14.46%        5.94%(j)
------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT  71

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


RiverSource Portfolio Builder Aggressive Fund

NOTES TO FINANCIAL HIGHLIGHTS
(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(h) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Rounds to zero.
(l) Six months ended July 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
72  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Portfolio Builder Total Equity Fund

CLASS A
PER SHARE INCOME AND CAPITAL CHANGES(a)


FISCAL PERIOD ENDED JAN. 31,                       2009(l)        2009        2008        2007        2006       2005(b)
Net asset value, beginning of period                 $6.03       $10.53      $12.61      $11.99      $10.55       $10.07
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .00(c),(d)   .11(c)      .12(c)      .14         .07          .05
Net gains (losses) (both realized and
 unrealized)                                          1.60        (4.51)       (.26)       1.40        1.71          .54
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      1.60        (4.40)       (.14)       1.54        1.78          .59
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --         (.04)       (.34)       (.33)       (.13)        (.10)
Distributions from realized gains                       --         (.06)      (1.60)       (.59)       (.21)        (.01)
------------------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (.10)      (1.94)       (.92)       (.34)        (.11)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $7.63        $6.03      $10.53      $12.61      $11.99       $10.55
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $313         $246        $384        $364        $231          $92
------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                          .59%(g)      .52%        .46%        .49%        .62%         .83%(g)
------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                      .51%(g)      .51%        .46%        .49%        .59%         .59%(g)
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .07%(g)     1.18%        .93%        .88%        .53%         .58%(g)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                14%          28%         31%         27%         17%          39%
------------------------------------------------------------------------------------------------------------------------
Total return(j)                                     26.53%(k)   (41.88%)     (2.04%)     13.02%      16.99%        5.80%(k)
------------------------------------------------------------------------------------------------------------------------


CLASS B
PER SHARE INCOME AND CAPITAL CHANGES(a)


FISCAL PERIOD ENDED JAN. 31,                       2009(l)        2009        2008        2007        2006       2005(b)
Net asset value, beginning of period                 $5.97       $10.44      $12.52      $11.91      $10.50       $10.07
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.02)(c)      .03(c)      .01(c)       --        (.03)        (.02)
Net gains (losses) (both realized and
 unrealized)                                          1.58        (4.44)       (.26)       1.44        1.71          .52
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      1.56        (4.41)       (.25)       1.44        1.68          .50
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --           --        (.23)       (.24)       (.06)        (.06)
Distributions from realized gains                       --         (.06)      (1.60)       (.59)       (.21)        (.01)
------------------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (.06)      (1.83)       (.83)       (.27)        (.07)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $7.53        $5.97      $10.44      $12.52      $11.91       $10.50
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $49          $46         $85         $91         $68          $28
------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                         1.36%(g)     1.28%       1.22%       1.25%       1.38%        1.59%(g)
------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                     1.27%(g)     1.27%       1.22%       1.25%       1.37%        1.36%(g)
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.69%)(g)     .32%        .11%        .06%       (.29%)       (.19%)(g)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                14%          28%         31%         27%         17%          39%
------------------------------------------------------------------------------------------------------------------------
Total return(j)                                     26.13%(k)   (42.30%)     (2.86%)     12.25%      16.11%        4.99%(k)
------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT  73

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


RiverSource Portfolio Builder Total Equity Fund

CLASS C
PER SHARE INCOME AND CAPITAL CHANGES(a)


FISCAL PERIOD ENDED JAN. 31,                       2009(l)        2009        2008        2007        2006       2005(b)
Net asset value, beginning of period                 $5.94       $10.39      $12.49      $11.90      $10.50       $10.07
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.02)(c)      .04(c)      .03(c)       --        (.03)        (.02)
Net gains (losses) (both realized and
 unrealized)                                          1.57        (4.43)       (.27)       1.44        1.71          .52
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      1.55        (4.39)       (.24)       1.44        1.68          .50
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --           --        (.26)       (.26)       (.07)        (.06)
Distributions from realized gains                       --         (.06)      (1.60)       (.59)       (.21)        (.01)
------------------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (.06)      (1.86)       (.85)       (.28)        (.07)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $7.49        $5.94      $10.39      $12.49      $11.90       $10.50
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $13           $9         $14         $11          $6           $2
------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                         1.35%(g)     1.27%       1.22%       1.25%       1.38%        1.60%(g)
------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                     1.27%(g)     1.26%       1.22%       1.25%       1.37%        1.37%(g)
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.69%)(g)     .43%        .24%        .15%       (.21%)       (.31%)(g)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                14%          28%         31%         27%         17%          39%
------------------------------------------------------------------------------------------------------------------------
Total return(j)                                     26.09%(k)   (42.31%)     (2.87%)     12.25%      16.10%        4.99%(k)
------------------------------------------------------------------------------------------------------------------------


CLASS R4
PER SHARE INCOME AND CAPITAL CHANGES(a)


FISCAL PERIOD ENDED JAN. 31,                       2009(l)        2009        2008        2007        2006       2005(b)
Net asset value, beginning of period                 $6.05       $10.57      $12.65      $12.01      $10.55       $10.07
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .01(c)       .13(c)      .15(c)      .16         .09          .07
Net gains (losses) (both realized and
 unrealized)                                          1.60        (4.52)       (.26)       1.41        1.71          .53
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      1.61        (4.39)       (.11)       1.57        1.80          .60
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --         (.07)       (.37)       (.34)       (.13)        (.11)
Distributions from realized gains                       --         (.06)      (1.60)       (.59)       (.21)        (.01)
------------------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (.13)      (1.97)       (.93)       (.34)        (.12)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $7.66        $6.05      $10.57      $12.65      $12.01       $10.55
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $--          $--         $--         $--         $--          $--
------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                          .37%(g)      .36%        .35%        .33%        .46%         .66%(g)
------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                      .37%(g)      .11%        .16%        .33%        .42%         .40%(g)
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .21%(g)     1.43%       1.17%        .91%        .51%         .48%(g)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                14%          28%         31%         27%         17%          39%
------------------------------------------------------------------------------------------------------------------------
Total return                                        26.61%(k)   (41.58%)     (1.78%)     13.27%      17.23%        5.93%(k)
------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
74  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Portfolio Builder Total Equity Fund

NOTES TO FINANCIAL HIGHLIGHTS
(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) Expense ratio is before reduction for earnings credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(i) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the periods in which they occurred were less than 0.01% of average net assets.
(j) Total return does not reflect payment of a sales charge.
(k) Not annualized.
(l) Six months ended July 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT  75

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF JULY 31, 2009)

1. ORGANIZATION

Each Fund is a series of RiverSource Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. RiverSource Market Advantage Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by each Fund's Board of Directors (the Board). Each Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying affiliated funds* for which RiverSource Investments, LLC (RiverSource Investments) or an affiliate acts as investment manager or principal underwriter. RiverSource Investments is the Investment Manager for the Funds.

The primary investments of each Fund are as follows:

RiverSource Portfolio Builder Conservative Fund (Conservative Fund) -- invests primarily in funds that invest in fixed income securities.

RiverSource Portfolio Builder Moderate Conservative Fund (Moderate Conservative
Fund) -- invests primarily in funds that invest in fixed income securities and also invests a moderate amount in equity securities.

RiverSource Portfolio Builder Moderate Fund (Moderate Fund) -- invests in funds that invest in a balance of fixed income and equity securities.

RiverSource Portfolio Builder Moderate Aggressive Fund (Moderate Aggressive
Fund) -- invests primarily in funds that invest in equity securities and also invests a moderate amount in fixed income securities.

RiverSource Portfolio Builder Aggressive Fund (Aggressive Fund) -- invests primarily in funds that invest in equity securities and also invests a small amount in fixed income securities.

RiverSource Portfolio Builder Total Equity Fund (Total Equity Fund) -- invests primarily in funds that invest in equity securities.

Each Fund offers Class A, Class B, Class C and Class R4 shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class R4 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

* For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Funds' most recent prospectus.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF INVESTMENTS
Investments in the underlying funds are valued at their net asset value at the close of each business day.


--------------------------------------------------------------------------------
76  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


GUARANTEES AND INDEMNIFICATIONS
Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal tax purposes.

Management of each Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared and distributed quarterly, when available, for Conservative Fund, Moderate Conservative Fund, Moderate Fund and Moderate Aggressive Fund are reinvested in additional shares of the Fund at net asset value or payable in cash. Dividends from net investment income, declared and paid at the end of the calendar year, when available, for Aggressive Fund and Total Equity Fund are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions, normally shares of the underlying funds, are accounted for as of trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date.

3. EXPENSES AND SALES CHARGES

MANAGEMENT FEES AND UNDERLYING FUND FEES
Each Fund does not pay the Investment Manager a direct management fee for managing its assets. In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds (also referred to as "acquired funds") in which a Fund invests. Each Fund also indirectly receives a pro rata share of earnings credits from overnight cash balances of the underlying funds which reduced the underlying funds transfer agency fees. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, each Fund pays Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, a fee for administration and accounting services at an annual rate of 0.02% of each Fund's average daily net assets.

COMPENSATION OF BOARD MEMBERS
Compensation to board members and certain other core expenses are paid directly by the affiliated underlying funds in which each Fund invests.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. Each Fund pays the Transfer Agent an annual account-based fee for this service as follows:

FUND                                                                CLASS A  CLASS B  CLASS C
---------------------------------------------------------------------------------------------
Conservative Fund                                                    $20.50   $21.50   $21.00
Moderate Conservative Fund                                            20.50    21.50    21.00
Moderate Fund                                                         19.50    20.50    20.00
Moderate Aggressive Fund                                              19.50    20.50    20.00
Aggressive Fund                                                       19.50    20.50    20.00
Total Equity Fund                                                     19.50    20.50    20.00




--------------------------------------------------------------------------------
              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT  77

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. Each Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of each Fund's average daily net assets attributable to Class R4 shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statements of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, each Fund pays an annual fee at a rate of 0.25% of each Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
Each Fund has an agreement with RiverSource Fund Distributors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of each Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) for each Fund was approximately as follows:

FUND                                                                    CLASS B    CLASS C
------------------------------------------------------------------------------------------
Conservative Fund                                                     $2,254,000  $120,000
------------------------------------------------------------------------------------------
Moderate Conservative Fund                                             3,297,000   165,000
------------------------------------------------------------------------------------------
Moderate Fund                                                          8,012,000   356,000
------------------------------------------------------------------------------------------
Moderate Aggressive Fund                                               7,105,000   295,000
------------------------------------------------------------------------------------------
Aggressive Fund                                                        3,302,000   136,000
------------------------------------------------------------------------------------------
Total Equity Fund                                                      2,819,000   120,000
------------------------------------------------------------------------------------------


These amounts are based on the most recent information available as of April 30, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing the Funds' shares for the six months ended July 31, 2009, are as follows:

FUND                                                               CLASS A   CLASS B  CLASS C
---------------------------------------------------------------------------------------------
Conservative Fund                                                $  240,292  $25,998   $3,637
Moderate Conservative Fund                                          379,124   34,047    3,147
Moderate Fund                                                     1,265,556   77,845    8,163
Moderate Aggressive Fund                                          1,492,254   75,537    3,219
Aggressive Fund                                                     812,482   27,831    2,187
Total Equity Fund                                                   541,935   26,213    1,018


EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended July 31, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of underlying funds) were as follows:

FUND                                                                CLASS A  CLASS B  CLASS C
---------------------------------------------------------------------------------------------
Moderate Aggressive Fund                                              0.51%    1.27%    1.27%
Aggressive Fund                                                       0.51     1.27     1.27
Total Equity Fund                                                     0.51     1.27     1.27




--------------------------------------------------------------------------------
78  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


The waived/reimbursed fees and expenses for transfer agency fees at the class level were as follows:

FUND                                                               CLASS A  CLASS B  CLASS C
--------------------------------------------------------------------------------------------
Moderate Aggressive Fund                                          $ 29,658  $ 7,577   $1,291
Aggressive Fund                                                     73,872   15,467    3,076
Total Equity Fund                                                  103,909   20,780    4,162


The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Jan. 31, 2010, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of underlying funds) will not exceed 0.51% for Class A, 1.27% for Class B, 1.27% for Class C, and 0.41% for Class R4 of each class' average daily net assets.

4. SECURITIES TRANSACTIONS

For the six months ended July 31, 2009, cost of purchases and proceeds from sales of investments in underlying affiliated funds aggregated for each Fund are as follows:

FUND                                                                 PURCHASES     PROCEEDS
---------------------------------------------------------------------------------------------
Conservative Fund                                                  $ 39,280,392  $ 28,207,038
Moderate Conservative Fund                                           66,814,979    62,604,889
Moderate Fund                                                       210,355,831   177,579,151
Moderate Aggressive Fund                                            159,643,782   164,427,035
Aggressive Fund                                                      69,690,350    65,272,487
Total Equity Fund                                                    44,518,100    47,992,738


Realized gains and losses are determined on an identified cost basis.

5. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for each Fund for the periods indicated are as follows:

                                CONSERVATIVE FUND            MODERATE CONSERVATIVE FUND             MODERATE FUND
                         -------------------------------  -------------------------------  -------------------------------
                         SIX MONTHS ENDED    YEAR ENDED   SIX MONTHS ENDED    YEAR ENDED   SIX MONTHS ENDED    YEAR ENDED
                           JULY 31, 2009   JAN. 31, 2009    JULY 31, 2009   JAN. 31, 2009    JULY 31, 2009   JAN. 31, 2009
--------------------------------------------------------------------------------------------------------------------------
CLASS A
Sold                         4,394,938       11,579,157       5,229,041       15,420,761       14,093,241      36,416,463
Converted from Class B
  shares*                      768,569          556,425       1,034,353          836,142        2,535,182       2,365,369
Reinvested
  distributions                153,768          517,871         368,147          983,414        1,341,688       2,187,244
Redeemed                    (3,667,506)      (6,447,634)     (5,191,830)     (10,453,018)     (12,230,591)    (24,704,406)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)      1,649,769        6,205,819       1,439,711        6,787,299        5,739,520      16,264,670
--------------------------------------------------------------------------------------------------------------------------

CLASS B
Sold                         1,106,226        3,555,606       1,075,717        3,776,451        2,909,998       7,990,722
Reinvested
  distributions                 24,044          129,605          58,414          192,614          222,456         375,692
Converted to Class A
  shares*                     (771,035)        (558,141)     (1,037,766)        (838,712)      (2,549,537)     (2,375,004)
Redeemed                    (1,097,934)      (2,228,877)     (1,301,146)      (2,951,976)      (2,676,825)     (5,826,846)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)       (738,699)         898,193      (1,204,781)         178,377       (2,093,908)        164,564
--------------------------------------------------------------------------------------------------------------------------

CLASS C
Sold                           678,190          979,697         595,708          969,070        1,521,747       2,169,214
Reinvested
  distributions                  7,431           30,392          16,375           45,002           54,662          78,519
Redeemed                      (347,906)        (512,850)       (303,109)        (627,368)        (539,144)     (1,250,975)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)        337,715          497,239         308,974          386,704        1,037,265         996,758
--------------------------------------------------------------------------------------------------------------------------

CLASS R4
Sold                            13,559               --              --              324            1,202              --
Reinvested
  distributions                    127               57              24               70              161             292
Redeemed                        (3,096)              --            (324)          (1,440)              --              --
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)         10,590               57            (300)          (1,046)           1,363             292
--------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT  79

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

                             MODERATE AGGRESSIVE FUND             AGGRESSIVE FUND                 TOTAL EQUITY FUND
                         -------------------------------  -------------------------------  -------------------------------
                         SIX MONTHS ENDED    YEAR ENDED   SIX MONTHS ENDED    YEAR ENDED   SIX MONTHS ENDED    YEAR ENDED
                           JULY 31, 2009   JAN. 31, 2009    JULY 31, 2009   JAN. 31, 2009    JULY 31, 2009   JAN. 31, 2009
--------------------------------------------------------------------------------------------------------------------------
CLASS A
Sold                          9,955,506      26,606,724       5,201,992       12,571,544       4,397,263       12,289,921
Converted from Class B
  shares*                     2,131,215       2,031,297         978,048          904,043         920,177          784,845
Reinvested
  distributions                 629,369       2,541,544              --        1,009,824              --          589,485
Redeemed                    (11,318,325)    (23,305,482)     (5,253,165)     (10,050,232)     (5,032,855)      (9,393,966)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)       1,397,765       7,874,083         926,875        4,435,179         284,585        4,270,285
--------------------------------------------------------------------------------------------------------------------------
CLASS B
Sold                          1,814,640       5,819,320         867,962        2,265,599         676,918        1,777,325
Reinvested
  distributions                  59,505         387,301              --           99,351              --           67,210
Converted to Class A
  shares*                    (2,141,363)     (2,039,639)       (986,638)        (914,391)       (932,397)        (793,895)
Redeemed                     (2,378,146)     (4,624,846)       (880,744)      (1,799,263)       (795,966)      (1,532,355)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)      (2,645,364)       (457,864)       (999,420)        (348,704)     (1,051,445)        (481,715)
--------------------------------------------------------------------------------------------------------------------------

CLASS C
Sold                            839,949       1,480,585         590,707          670,525         311,004          547,993
Reinvested
  distributions                  13,478          72,561              --           22,155              --           13,522
Redeemed                       (426,258)       (950,641)       (203,841)        (394,849)       (157,553)        (321,740)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)         427,169         602,505         386,866          297,831         153,451          239,775
--------------------------------------------------------------------------------------------------------------------------

CLASS R4
Sold                             10,430             179          31,054           16,664           2,096            4,021
Reinvested
  distributions                     677           2,534              --              578              --              228
Redeemed                        (10,065)             --         (33,946)          (5,988)         (2,096)          (7,442)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)           1,042           2,713          (2,892)          11,254              --           (3,193)
--------------------------------------------------------------------------------------------------------------------------


* Automatic conversion of Class B shares to Class A shares based on the original purchase.

6. INVESTMENTS IN UNDERLYING AFFILIATED FUND

The Funds do not invest in the underlying funds for the purpose of exercising management or control. At July 31, 2009, each Fund held the following positions, which exceed 5% of the underlying fund's shares outstanding:

Conservative Fund

UNDERLYING FUND                                                         PERCENT OF SHARES HELD
----------------------------------------------------------------------------------------------
RiverSource Limited Duration Bond Fund                                           21.04%


Moderate Conservative Fund

UNDERLYING FUND                                                         PERCENT OF SHARES HELD
----------------------------------------------------------------------------------------------
RiverSource Limited Duration Bond Fund                                           17.93%




--------------------------------------------------------------------------------
80  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Moderate Fund

UNDERLYING FUND                                                         PERCENT OF SHARES HELD
----------------------------------------------------------------------------------------------
RiverSource Partners International Select Growth Fund                            11.49%
RiverSource Global Bond Fund                                                     11.37
RiverSource Partners International Small Cap Fund                                10.42
RiverSource Real Estate Fund                                                     10.37
RiverSource Income Opportunities Fund                                            10.08
RiverSource Recovery and Infrastructure Fund                                      9.61
RiverSource Large Cap Value Fund                                                  9.35
RiverSource Inflation Protected Securities Fund                                   9.33
RiverSource Partners Small Cap Growth Fund                                        9.16
RiverSource Disciplined Large Cap Growth Fund                                     7.68
Threadneedle International Opportunity Fund                                       7.11
RiverSource Diversified Bond Fund                                                 6.87
RiverSource Partners Fundamental Value Fund                                       6.57
RiverSource Limited Duration Bond Fund                                            5.98
RiverSource Partners Aggressive Growth Fund                                       5.76


Moderate Aggressive Fund

UNDERLYING FUND                                                         PERCENT OF SHARES HELD
----------------------------------------------------------------------------------------------
RiverSource Partners International Select Growth Fund                            14.02%
RiverSource Partners International Small Cap Fund                                12.72
RiverSource Partners Small Cap Growth Fund                                       11.21
RiverSource Large Cap Value Fund                                                 11.04
RiverSource Real Estate Fund                                                      9.64
RiverSource Disciplined Large Cap Growth Fund                                     9.36
RiverSource Recovery and Infrastructure Fund                                      8.94
Threadneedle International Opportunity Fund                                       8.68
RiverSource Global Bond Fund                                                      8.32
RiverSource Partners Fundamental Value Fund                                       8.02
RiverSource Income Opportunities Fund                                             7.28
RiverSource Partners Aggressive Growth Fund                                       7.02
RiverSource Partners Select Value Fund                                            5.91
RiverSource Inflation Protected Securities Fund                                   5.85
RiverSource Partners International Select Value Fund                              5.48


Aggressive Fund

UNDERLYING FUND                                                         PERCENT OF SHARES HELD
----------------------------------------------------------------------------------------------
RiverSource Partners International Select Growth Fund                            8.15%
RiverSource Partners International Small Cap Fund                                7.42
RiverSource Large Cap Value Fund                                                 6.53
RiverSource Partners Small Cap Growth Fund                                       6.49
RiverSource Disciplined Large Cap Growth Fund                                    5.44
Threadneedle International Opportunity Fund                                      5.05


Total Equity Fund

UNDERLYING FUND                                                         PERCENT OF SHARES HELD
----------------------------------------------------------------------------------------------
RiverSource Partners International Select Growth Fund                            8.18%
RiverSource Partners International Small Cap Fund                                7.43
RiverSource Partners Small Cap Growth Fund                                       6.53
RiverSource Large Cap Value Fund                                                 6.34
RiverSource Disciplined Large Cap Growth Fund                                    5.46
Threadneedle International Opportunity Fund                                      5.06




--------------------------------------------------------------------------------
              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT  81

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

7. FEDERAL TAX INFORMATION

For federal income tax purposes, capital loss carry-overs at Jan. 31, 2009 that will expire in 2017 were as follows:

FUND                                                                         CARRY-OVER
---------------------------------------------------------------------------------------
Moderate Conservative Fund                                                   $1,062,939
Moderate Fund                                                                 7,597,638
Moderate Aggressive Fund                                                      1,997,917
Aggressive Fund                                                               2,936,474
Total Equity Fund                                                             3,787,911


Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Funds are permitted to treat net capital losses realized between Nov. 1, 2008 and their fiscal year end (post October loss) as occurring on the first day of the following tax year. At Jan. 31, 2009, post-October losses that are treated as occurring on Feb. 1, 2009 were as follows:

FUND                                                                      POST-OCTOBER LOSS
-------------------------------------------------------------------------------------------
Conservative Fund                                                            $   192,230
Moderate Conservative Fund                                                     1,227,598
Moderate Fund                                                                  2,794,056
Moderate Aggressive Fund                                                      11,836,982
Aggressive Fund                                                                7,869,755
Total Equity Fund                                                              7,468,889


It is unlikely the Board will authorize distributions of any net realized capital gains until the available capital loss carry-overs have been offset or expire. There is no assurance that the Funds will be able to utilize all of their capital loss carry-overs before they expire.

8. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through Sept. 21, 2009, the date of issuance of each Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in each Fund's financial statements.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution

--------------------------------------------------------------------------------
82  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT  83

APPROVAL OF INVESTMENT MANAGEMENT SERVICES

AGREEMENT ----------------------------------------------------------------------


RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to each of the RiverSource Portfolio Builder Series Funds (each, a "Series Fund" and collectively, the "Series Funds"). Under an investment management services agreement with respect to each Series Fund (each, an "IMS Agreement"), RiverSource Investments provides investment advice and other services to each of the Series Funds and all funds in the RiverSource Family of Funds (collectively, the "Funds").

On an annual basis, each series Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2009, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and each Series Fund's performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue each IMS Agreement. At the April 7-8, 2009 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of each IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource Investments: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Series Funds' operations, most notably, the large investment made in the acquisition of J. & W. Seligman & Co. Incorporated, including its portfolio management operations, personnel and infrastructure (including the addition of two new offices in New York City and Palo Alto). Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Series Funds. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered RiverSource Investments' ability to retain key personnel and its expectations in this regard. The Board also discussed the acceptability of the terms of each IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource Investments). The Board concluded that the services being performed under each IMS Agreement were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments and its affiliates were in a position to continue to provide a high quality and level of services to the Series Funds.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under each IMS Agreement, the Board carefully reviewed the investment performance of each of the Series Funds. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the each of the Series Funds, the performance of a benchmark index, the percentage ranking of each Series Fund among its comparison group and the net assets of each Series Fund; and (ii) a report detailing each Series Fund's performance over various periods, recent Series Fund inflows (and outflows) and a comparison of each Series Fund's net assets from December 2007 to December 2008. The Board observed that: (i) for RiverSource Portfolio Builder Conservative Fund, RiverSource Portfolio Builder Moderate Fund and RiverSource Portfolio Builder Aggressive Fund, the investment performance met expectations (in light of the challenging market environment), and (ii) for RiverSource Portfolio Builder Moderate Conservative Fund, RiverSource Portfolio Builder Moderate Aggressive Fund and RiverSource Portfolio Builder Total Equity Fund, the investment performance was appropriate in light of the particular management style and the exceptionally challenging market conditions involved.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the Series Funds: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of each

--------------------------------------------------------------------------------
84  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Series Fund's expenses with median expenses paid by funds in its peer group, as well as data showing each Series Fund's contribution to RiverSource Investments' profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for the Funds are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each of the Funds, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board noted the rationale for according weight to each Series Fund's direct expenses, as opposed to its total expense ratios (i.e., direct expenses plus the expenses incurred by the underlying Funds in which each Series Fund invests). In this regard, the Board noted that the Series Fund's direct expenses were less than the median direct expenses of the Series Fund's peer group and that its direct expenses do not include any investment management service fees.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to each of the Series Funds. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating each of the Series Funds, including data showing comparative profitability over the past two years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Series Funds should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: Given that the Series Funds' do not pay any investment management services fees, the Board determined not to accord weight to the lack of any material economies of scale associated with the growth of each of the Series Funds.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2009, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for each Series Fund for an additional annual period.

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
              RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2009 SEMIANNUAL REPORT  85

(RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE PORTFOLIO BUILDER SERIES
734 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

RIVERSOURCE.COM/FUNDS

This report must be accompanied or preceded by the Fund's
current prospectus. RiverSource(R) mutual funds are
distributed by RiverSource Fund Distributors, Inc., Member
FINRA, and managed by RiverSource Investments, LLC.
RiverSource is part of Ameriprise Financial, Inc.
(C)2009 RiverSource Investments, LLC.                            S-6293 G (9/09)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
S&P 500 INDEX FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JULY 31, 2009


RIVERSOURCE S&P 500 INDEX FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH LONG-TERM CAPITAL APPRECIATION.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    5

Portfolio of Investments...........    8

Statement of Assets and
  Liabilities......................   20

Statement of Operations............   21

Statements of Changes in Net
  Assets...........................   22

Financial Highlights...............   23

Notes to Financial Statements......   25

Approval of Investment Management
  Services Agreement...............   38

Proxy Voting.......................   41




--------------------------------------------------------------------------------
                     RIVERSOURCE S&P 500 INDEX FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource S&P 500 Index Fund (the Fund) Class D shares gained 20.88% for the six months ended July 31, 2009.

> The Fund underperformed its benchmark, the unmanaged Standard & Poor's 500
  Index (S&P 500 Index), which rose 21.18% for the period.

> The Lipper S&P 500 Objective Funds Index, representing the Fund's peer group, advanced 21.11% during the same six months.

ANNUALIZED TOTAL RETURNS (for period ended July 31, 2009)
--------------------------------------------------------------------------------


                                                                       SINCE
                              6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION**
-------------------------------------------------------------------------------
RiverSource S&P 500 Index
  Fund
  Class D                      +20.88%   -20.02%   -6.43%   -0.56%     -2.09%
-------------------------------------------------------------------------------
  Class E                      +21.17%   -19.61%   -6.18%   -0.32%     -1.82%
-------------------------------------------------------------------------------
S&P 500 Index(1) (unmanaged)   +21.18%   -19.96%   -6.16%   -0.14%     -1.51%
-------------------------------------------------------------------------------
Lipper S&P 500 Objective
  Funds Index(2)               +21.11%   -20.01%   -6.31%   -0.33%     -1.76%
-------------------------------------------------------------------------------



 *Not annualized.

**Fund, S&P 500 Index and Lipper peer group data is from Nov. 1, 1999.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. Current performance may be lower or higher than the performance information shown. The performance of the classes may vary from that shown because of differences in expenses. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The indices do not reflect the effects of expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper S&P 500 Objective Funds Index includes the 30 largest S&P 500 funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
2  RIVERSOURCE S&P 500 INDEX FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
           X              LARGE
                          MEDIUM   SIZE
                          SMALL



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

"Standard & Poor's(R)", "S&P", "S&P 500(R)", and "Standard & Poor's 500(R)" are trademarks of the McGraw-Hill Companies, Inc. These trademarks and service marks have been licensed for use by Ameriprise Financial, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or any of their subsidiaries or affiliates (the "Licensors") and the Licensors make no representation regarding the advisability of investing in the Fund.


--------------------------------------------------------------------------------
                     RIVERSOURCE S&P 500 INDEX FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

SECTOR DIVERSIFICATION(1) (at July 31, 2009; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                      9.1%
------------------------------------------------
Consumer Staples                           11.7%
------------------------------------------------
Energy                                     11.9%
------------------------------------------------
Financials                                 13.6%
------------------------------------------------
Health Care                                13.5%
------------------------------------------------
Industrials                                10.0%
------------------------------------------------
Information Technology                     18.6%
------------------------------------------------
Materials                                   3.4%
------------------------------------------------
Telecommunication Services                  3.4%
------------------------------------------------
Utilities                                   3.9%
------------------------------------------------
Other(2)                                    0.9%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of July 31, 2009. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS (at July 31, 2009; % of portfolio assets)
---------------------------------------------------------------------

Exxon Mobil                                 3.4%
------------------------------------------------
Microsoft                                   1.8%
------------------------------------------------
Johnson & Johnson                           1.6%
------------------------------------------------
Procter & Gamble                            1.6%
------------------------------------------------
IBM                                         1.5%
------------------------------------------------
AT&T                                        1.5%
------------------------------------------------
JPMorgan Chase & Co                         1.5%
------------------------------------------------
Apple                                       1.4%
------------------------------------------------
General Electric                            1.4%
------------------------------------------------
Chevron                                     1.4%
------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
4  RIVERSOURCE S&P 500 INDEX FUND -- 2009 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; other Fund fees and expenses; and annual account fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended July 31, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period. An annual account fee of $10 will be assessed on accounts whose balances are below $10,000 (for any reason, including market fluctuation). This fee will not apply to certain qualifying institutional investors. If your account value is below $10,000, the impact to your ending account value would be a decrease of $10 and the total expenses paid during the period would be increased by $10.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual account fee of $10 will be assessed on accounts whose

--------------------------------------------------------------------------------
                     RIVERSOURCE S&P 500 INDEX FUND -- 2009 SEMIANNUAL REPORT  5

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

balances are below $10,000 (for any reason, including market fluctuation). This fee will not apply to certain qualifying institutional investors. If your account value is below $10,000, the impact to your ending account value would be a decrease of $10 and the total expenses paid during the period would be increased by $10.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
6  RIVERSOURCE S&P 500 INDEX FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 FEB. 1, 2009  JULY 31, 2009  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class D
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,208.80        $3.30           .60%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,021.94        $3.02           .60%
------------------------------------------------------------------------------------------

Class E
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,211.70        $2.54           .46%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,022.64        $2.32           .46%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended July 31, 2009: +20.88% for Class D and +21.17% for Class E.


--------------------------------------------------------------------------------
                     RIVERSOURCE S&P 500 INDEX FUND -- 2009 SEMIANNUAL REPORT  7

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JULY 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (99.0%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.7%)
Boeing                                                    9,150(d)           $392,627
General Dynamics                                          5,932               328,573
Goodrich                                                  2,306               118,436
Honeywell Intl                                            9,393               325,937
ITT                                                       1,975(d)             97,565
L-3 Communications Holdings                               2,121               160,136
Lockheed Martin                                           4,904               366,623
Northrop Grumman                                          4,135               184,338
Precision Castparts                                       1,390               110,936
Raytheon                                                  6,060               284,517
Rockwell Collins                                          3,241               136,770
United Technologies                                      12,202               664,643
                                                                      ---------------
Total                                                                       3,171,101
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (1.1%)
CH Robinson Worldwide                                     3,108(d)            169,479
Expeditors Intl of Washington                             3,174               107,694
FedEx                                                     4,529               307,247
United Parcel Service Cl B                               13,941               749,050
                                                                      ---------------
Total                                                                       1,333,470
-------------------------------------------------------------------------------------

AIRLINES (--%)
Southwest Airlines                                        5,605(d)             43,999
-------------------------------------------------------------------------------------

AUTO COMPONENTS (0.2%)
Goodyear Tire & Rubber                                    3,602(b)             61,306
Johnson Controls                                          7,017(d)            181,600
                                                                      ---------------
Total                                                                         242,906
-------------------------------------------------------------------------------------

AUTOMOBILES (0.4%)
Ford Motor                                               47,395(b,d)          379,160
Harley-Davidson                                           4,979               112,525
                                                                      ---------------
Total                                                                         491,685
-------------------------------------------------------------------------------------

BEVERAGES (2.5%)
Brown-Forman Cl B                                           804                35,336
Coca-Cola                                                27,527             1,371,945
Coca-Cola Enterprises                                     6,263               117,682
Constellation Brands Cl A                                 4,459(b)             60,910
Dr Pepper Snapple Group                                   2,413(b)             59,384
Molson Coors Brewing Cl B                                 1,135                51,313
Pepsi Bottling Group                                      3,030               102,869
PepsiCo                                                  20,503             1,163,545
                                                                      ---------------
Total                                                                       2,962,984
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (1.9%)
Amgen                                                    14,545(b)            906,299
Biogen Idec                                               4,364(b)            207,508
Celgene                                                   5,756(b)            327,862
Cephalon                                                  1,385(b)             81,230
Genzyme                                                   2,849(b)            147,835
Gilead Sciences                                          11,652(b)            570,132
                                                                      ---------------
Total                                                                       2,240,866
-------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.1%)
Masco                                                     8,172(d)            113,836
-------------------------------------------------------------------------------------

CAPITAL MARKETS (2.9%)
Ameriprise Financial                                      4,178               116,148
Bank of New York Mellon                                  14,480               395,883
Charles Schwab                                           10,826               193,461
E*TRADE Financial                                        36,311(b,d)           54,467
Federated Investors Cl B                                  1,320(d)             34,228
Franklin Resources                                        1,714               151,998
Goldman Sachs Group                                       7,139             1,165,798
Invesco                                                   4,052                80,027
Janus Capital Group                                       2,364                32,292
Legg Mason                                                  860(d)             24,200
Morgan Stanley                                           19,905(d)            567,293
Northern Trust                                            3,658               218,785


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
8  RIVERSOURCE S&P 500 INDEX FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
CAPITAL MARKETS (CONT.)
State Street                                              5,908              $297,172
T Rowe Price Group                                        2,577               120,372
                                                                      ---------------
Total                                                                       3,452,124
-------------------------------------------------------------------------------------

CHEMICALS (1.9%)
Air Products & Chemicals                                  2,277               169,864
CF Inds Holdings                                            381                30,076
Dow Chemical                                             16,681(d)            353,137
Eastman Chemical                                          1,571                78,016
Ecolab                                                    2,878               119,466
EI du Pont de Nemours & Co                               12,959(d)            400,822
Intl Flavors & Fragrances                                   809                28,525
Monsanto                                                  7,076               594,384
PPG Inds                                                  2,627(d)            144,485
Praxair                                                   3,840(d)            300,211
Sigma-Aldrich                                               917                46,538
                                                                      ---------------
Total                                                                       2,265,524
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (2.6%)
BB&T                                                      8,664               198,232
Comerica                                                  3,192                76,097
Fifth Third Bancorp                                      13,866               131,727
First Horizon Natl                                        5,276(b)             67,641
Huntington Bancshares                                    17,248                70,544
KeyCorp                                                  14,355                82,972
M&T Bank                                                    633(d)             36,917
Marshall & Ilsley                                         9,459                57,132
PNC Financial Services Group                              5,541(d)            203,133
Regions Financial                                        22,089                97,633
SunTrust Banks                                            4,335                84,533
US Bancorp                                               25,513               520,720
Wells Fargo & Co                                         59,599(d)          1,457,793
Zions Bancorporation                                      3,878(d)             52,663
                                                                      ---------------
Total                                                                       3,137,737
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.6%)
Avery Dennison                                            1,660                44,372
Cintas                                                    3,265(d)             82,213
Iron Mountain                                             3,195(b,d)           93,326
Pitney Bowes                                              3,677                75,930
Republic Services                                         4,518               120,179
RR Donnelley & Sons                                       5,735                79,717
Stericycle                                                1,648(b)             84,378
Waste Management                                          5,394               151,624
                                                                      ---------------
Total                                                                         731,739
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.8%)
Ciena                                                     1,350(b,d)           15,066
Cisco Systems                                            77,217(b)          1,699,545
Harris                                                    2,584                80,905
JDS Uniphase                                              3,282(b)             19,233
Juniper Networks                                          5,702(b,d)          148,993
Motorola                                                 34,154               244,543
QUALCOMM                                                 22,228             1,027,156
Tellabs                                                  10,186(b)             59,079
                                                                      ---------------
Total                                                                       3,294,520
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (5.7%)
Apple                                                    11,891(b)          1,942,871
Dell                                                     26,493(b)            354,476
EMC                                                      24,639(b)            371,063
Hewlett-Packard                                          33,646             1,456,872
IBM                                                      17,735             2,091,490
Lexmark Intl Cl A                                         3,828(b,d)           55,429
NetApp                                                    3,540(b,d)           79,508
QLogic                                                    3,643(b)             47,541
SanDisk                                                   5,294(b,d)           94,339
Sun Microsystems                                         13,976(b)            128,160
Teradata                                                  1,287(b)             31,622
Western Digital                                           4,253(b)            128,653
                                                                      ---------------
Total                                                                       6,782,024
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.2%)
Fluor                                                     1,726(d)             91,133
Jacobs Engineering Group                                  1,368(b)             56,061
Quanta Services                                           1,694(b)             39,487
                                                                      ---------------
Total                                                                         186,681
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                     RIVERSOURCE S&P 500 INDEX FUND -- 2009 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

CONSTRUCTION MATERIALS (0.1%)
Vulcan Materials                                          2,267(d)           $107,637
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.7%)
American Express                                         15,824(d)            448,293
Capital One Financial                                     5,851(d)            179,626
Discover Financial Services                               9,257(d)            109,973
SLM                                                       8,750(b,d)           77,788
                                                                      ---------------
Total                                                                         815,680
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.2%)
Ball                                                      1,641                79,358
Bemis                                                       628                16,529
Owens-Illinois                                            1,765(b,d)           59,904
Pactiv                                                    2,998(b,d)           75,490
Sealed Air                                                1,015                18,666
                                                                      ---------------
Total                                                                         249,947
-------------------------------------------------------------------------------------

DISTRIBUTORS (0.1%)
Genuine Parts                                             2,689                95,244
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.2%)
Apollo Group Cl A                                         2,106(b)            145,398
DeVry                                                       459                22,831
H&R Block                                                 5,106                85,219
                                                                      ---------------
Total                                                                         253,448
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (3.8%)
Bank of America                                         108,861             1,610,054
Citigroup                                                94,497               299,555
CME Group                                                   817               227,804
IntercontinentalExchange                                  1,157(b)            108,827
JPMorgan Chase & Co                                      52,636             2,034,382
Leucadia Natl                                             1,232(b)             30,184
Moody's                                                   1,382                32,809
NASDAQ OMX Group                                          2,942(b)             62,164
NYSE Euronext                                             2,809                75,703
                                                                      ---------------
Total                                                                       4,481,482
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.1%)
AT&T                                                     77,915             2,043,711
CenturyTel                                                5,294               166,177
Frontier Communications                                   2,028                14,196
Qwest Communications Intl                                26,709(d)            103,097
Verizon Communications                                   40,221             1,289,887
Windstream                                                3,601                31,581
                                                                      ---------------
Total                                                                       3,648,649
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (2.1%)
Allegheny Energy                                          1,271                32,042
American Electric Power                                   6,006               185,946
Duke Energy                                              19,310(d)            298,919
Edison Intl                                               5,207               168,290
Entergy                                                   2,175               174,718
Exelon                                                    8,547               434,700
FirstEnergy                                               3,615(d)            148,938
FPL Group                                                 6,137               347,784
Northeast Utilities                                       3,180                73,172
Pepco Holdings                                            1,772                25,481
Pinnacle West Capital                                     2,428                77,599
PPL                                                       3,957               133,707
Progress Energy                                           3,987               157,247
Southern                                                  9,453               296,824
                                                                      ---------------
Total                                                                       2,555,367
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.4%)
Cooper Inds Cl A                                          1,702                56,081
Emerson Electric                                          9,102               331,131
Rockwell Automation                                       2,284(d)             94,580
                                                                      ---------------
Total                                                                         481,792
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.6%)
Agilent Technologies                                      3,914(b,d)           90,883
Amphenol Cl A                                             1,313                43,789
Corning                                                  23,654               402,117
FLIR Systems                                              2,178(b)             46,805
Jabil Circuit                                             5,650                51,754
Molex                                                     2,110                37,474
                                                                      ---------------
Total                                                                         672,822
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE S&P 500 INDEX FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

ENERGY EQUIPMENT & SERVICES (1.8%)
Baker Hughes                                              5,211              $211,046
BJ Services                                               6,220(d)             88,200
Cameron Intl                                              2,234(b,d)           69,768
Diamond Offshore Drilling                                   670(d)             60,213
ENSCO Intl                                                2,749               104,160
FMC Technologies                                            934(b)             40,629
Halliburton                                              13,358               295,077
Nabors Inds                                               6,098(b,c,d)        103,788
Natl Oilwell Varco                                        4,881(b)            175,423
Rowan Companies                                           1,837                39,183
Schlumberger                                             16,153(d)            864,185
Smith Intl                                                2,481                62,348
                                                                      ---------------
Total                                                                       2,114,020
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.8%)
Costco Wholesale                                          5,120(d)            253,440
CVS Caremark                                             19,058               638,062
Kroger                                                    8,485               181,409
Safeway                                                   7,125               134,876
SUPERVALU                                                 5,846                86,696
SYSCO                                                     6,438(d)            152,967
Walgreen                                                 12,474               387,318
Wal-Mart Stores                                          29,502             1,471,559
Whole Foods Market                                        3,403(b,d)           82,319
                                                                      ---------------
Total                                                                       3,388,646
-------------------------------------------------------------------------------------

FOOD PRODUCTS (1.8%)
Archer-Daniels-Midland                                    9,594               288,971
Campbell Soup                                             1,947                60,415
ConAgra Foods                                             8,053               158,080
Dean Foods                                                4,319(b,d)           91,520
General Mills                                             4,241               249,837
Hershey                                                   1,678(d)             67,036
HJ Heinz                                                  3,238               124,533
Hormel Foods                                              1,694                60,832
JM Smucker                                                  889                44,477
Kellogg                                                   3,255               154,613
Kraft Foods Cl A                                         19,974               566,063
McCormick & Co                                            1,490                48,008
Sara Lee                                                 11,847               126,052
Tyson Foods Cl A                                          5,778(d)             66,043
                                                                      ---------------
Total                                                                       2,106,480
-------------------------------------------------------------------------------------

GAS UTILITIES (0.1%)
EQT                                                         871(d)             33,429
Nicor                                                       339                12,353
Questar                                                   3,015                99,706
                                                                      ---------------
Total                                                                         145,488
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.8%)
Baxter Intl                                               7,880               444,196
Becton Dickinson & Co                                     3,550               231,283
Boston Scientific                                        19,587(b)            210,364
CR Bard                                                   1,655(d)            121,758
DENTSPLY Intl                                             1,191(d)             39,720
Hospira                                                   1,527(b)             58,683
Intuitive Surgical                                          383(b,d)           87,064
Medtronic                                                15,121               535,585
St. Jude Medical                                          5,146(b)            194,056
Stryker                                                   2,584               100,466
Varian Medical Systems                                      942(b,d)           33,224
Zimmer Holdings                                           2,770(b)            129,082
                                                                      ---------------
Total                                                                       2,185,481
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.2%)
Aetna                                                     5,516               148,767
AmerisourceBergen                                         4,664                91,974
Cardinal Health                                           4,575               152,348
CIGNA                                                     4,701               133,508
Coventry Health Care                                      3,984(b)             91,632
DaVita                                                    1,894(b)             94,132
Express Scripts                                           3,282(b)            229,871
Five Star Quality Care                                       --(f)                  1
Humana                                                    1,533(b)             50,359
Laboratory Corp of America Holdings                       1,283(b,d)           86,205
McKesson                                                  2,859               146,238
Medco Health Solutions                                    5,761(b)            304,526
Patterson Companies                                       1,365(b,d)           34,616
Quest Diagnostics                                         2,672               145,945
Tenet Healthcare                                          6,201(b)             24,494
UnitedHealth Group                                       17,243               483,838
WellPoint                                                 7,170(b)            377,429
                                                                      ---------------
Total                                                                       2,595,883
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                    RIVERSOURCE S&P 500 INDEX FUND -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

HEALTH CARE TECHNOLOGY (--%)
IMS Health                                                1,251               $15,012
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.4%)
Carnival Unit                                             5,400               151,146
Darden Restaurants                                          952                30,835
Intl Game Technology                                      2,298                45,386
Marriott Intl Cl A                                        2,954(d)             63,626
McDonald's                                               15,470               851,779
Starbucks                                                12,093(b,d)          214,046
Starwood Hotels & Resorts Worldwide                       1,240(d)             29,276
Wyndham Worldwide                                         4,394                61,296
Wynn Resorts                                                399(b,d)           20,417
Yum! Brands                                               5,989               212,370
                                                                      ---------------
Total                                                                       1,680,177
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.5%)
Black & Decker                                            1,705(d)             64,108
Centex                                                    4,079                44,502
DR Horton                                                 7,168(d)             83,076
Fortune Brands                                            1,229(d)             48,632
Harman Intl Inds                                            875                21,595
KB Home                                                   3,256(d)             54,343
Leggett & Platt                                           2,379                41,276
Lennar Cl A                                               3,926                46,484
Newell Rubbermaid                                         4,140(d)             53,282
Pulte Homes                                               5,717(d)             65,001
Snap-On                                                     447                15,927
Stanley Works                                               538(d)             21,601
Whirlpool                                                   555(d)             31,685
                                                                      ---------------
Total                                                                         591,512
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (2.7%)
Clorox                                                    2,594               158,260
Colgate-Palmolive                                         6,455               467,600
Kimberly-Clark                                            5,805               339,302
Procter & Gamble                                         40,318             2,238,053
                                                                      ---------------
Total                                                                       3,203,215
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
AES                                                      11,597(b)            148,325
Constellation Energy Group                                3,897               111,844
Dynegy Cl A                                               7,562(b)             15,200
                                                                      ---------------
Total                                                                         275,369
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.2%)
3M                                                        8,791(d)            619,941
General Electric                                        144,415             1,935,161
Textron                                                   5,807                78,046
                                                                      ---------------
Total                                                                       2,633,148
-------------------------------------------------------------------------------------

INSURANCE (2.5%)
AFLAC                                                     5,129               194,184
Allstate                                                  8,216               221,093
American Intl Group                                       4,901(d)             64,399
Aon                                                       4,617               182,141
Assurant                                                    916                23,376
Chubb                                                     5,426               250,573
Cincinnati Financial                                      3,836(d)             92,639
Genworth Financial Cl A                                  10,689                73,754
Hartford Financial Services Group                         5,788                95,444
Lincoln Natl                                              6,178               130,912
Loews                                                     3,587               107,682
Marsh & McLennan Companies                                5,865               119,763
MBIA                                                      9,090(b,d)           38,087
MetLife                                                   9,854(d)            334,543
Principal Financial Group                                 3,100                73,470
Progressive                                               7,593(b)            118,299
Prudential Financial                                      5,349               236,800
Torchmark                                                 1,671(d)             65,269
Travelers Companies                                       8,802               379,103
Unum Group                                                2,543                47,732
XL Capital Cl A                                           7,413(c,d)          104,375
                                                                      ---------------
Total                                                                       2,953,638
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE S&P 500 INDEX FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

INTERNET & CATALOG RETAIL (0.4%)
Amazon.com                                                4,720(b,d)         $404,787
Expedia                                                   1,637(b)             33,902
                                                                      ---------------
Total                                                                         438,689
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.7%)
Akamai Technologies                                       1,386(b,d)           22,786
eBay                                                     13,117(b)            278,736
Google Cl A                                               3,221(b,d)        1,427,064
VeriSign                                                  2,272(b,d)           46,440
Yahoo!                                                   17,882(b)            256,070
                                                                      ---------------
Total                                                                       2,031,096
-------------------------------------------------------------------------------------

IT SERVICES (1.1%)
Affiliated Computer Services Cl A                         1,920(b)             91,027
Automatic Data Processing                                 7,522               280,194
Cognizant Technology Solutions Cl A                       3,074(b)             90,960
Computer Sciences                                         2,794(b)            134,587
Convergys                                                 4,964(b)             53,164
Fidelity Natl Information Services                        3,829                89,675
Fiserv                                                    2,911(b,d)          138,011
MasterCard Cl A                                             832(d)            161,433
Paychex                                                   4,607(d)            122,086
Total System Services                                     1,877                27,554
Western Union                                             8,706               152,181
                                                                      ---------------
Total                                                                       1,340,872
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Eastman Kodak                                            12,187                36,195
Hasbro                                                    1,015                26,898
Mattel                                                    4,380                77,000
                                                                      ---------------
Total                                                                         140,093
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.3%)
Life Technologies                                         1,952(b,d)           88,875
Millipore                                                   415(b,d)           28,884
PerkinElmer                                               1,764                31,099
Thermo Fisher Scientific                                  4,816(b)            218,069
Waters                                                      745(b)             37,436
                                                                      ---------------
Total                                                                         404,363
-------------------------------------------------------------------------------------

MACHINERY (1.4%)
Caterpillar                                               9,016(d)            397,244
Cummins                                                   2,586(d)            111,224
Danaher                                                   2,849(d)            174,473
Deere & Co                                                6,351(d)            277,792
Dover                                                     2,125(d)             72,271
Eaton                                                     1,968               102,179
Flowserve                                                   416                33,600
Illinois Tool Works                                       5,890(d)            238,840
Manitowoc                                                 4,187(d)             25,876
PACCAR                                                    4,413(d)            152,910
Pall                                                        894                26,892
Parker Hannifin                                           1,528                67,660
                                                                      ---------------
Total                                                                       1,680,961
-------------------------------------------------------------------------------------

MEDIA (2.4%)
CBS Cl B                                                 13,016(d)            106,601
Comcast Cl A                                             35,709               530,636
DIRECTV Group                                             5,797(b,d)          150,142
Gannett                                                   8,573                60,011
Interpublic Group of Companies                            3,705(b,d)           19,303
McGraw-Hill Companies                                     3,747               117,468
Meredith                                                    539                14,267
New York Times Cl A                                       6,759(d)             53,193
News Corp Cl A                                           30,328               313,288
Omnicom Group                                             3,808(d)            129,472
Scripps Networks Interactive Cl A                         1,345                43,417
Time Warner                                              15,595(d)            415,763
Time Warner Cable                                         4,621               152,770
Viacom Cl B                                               7,585(b)            175,669
Walt Disney                                              23,767               597,027
Washington Post Cl B                                         39                17,609
                                                                      ---------------
Total                                                                       2,896,636
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                    RIVERSOURCE S&P 500 INDEX FUND -- 2009 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

METALS & MINING (1.0%)
AK Steel Holding                                          1,289               $25,355
Alcoa                                                    16,319               191,911
Allegheny Technologies                                    1,886(d)             51,073
Freeport-McMoRan Copper & Gold                            5,849(d)            352,694
Newmont Mining                                            7,494               309,877
Nucor                                                     3,953               175,790
United States Steel                                       2,746(d)            109,154
                                                                      ---------------
Total                                                                       1,215,854
-------------------------------------------------------------------------------------

MULTILINE RETAIL (0.9%)
Big Lots                                                  1,224(b)             28,201
Family Dollar Stores                                      3,265(d)            102,586
JC Penney                                                 2,655(d)             80,048
Kohl's                                                    4,987(b,g)          242,119
Macy's                                                    8,452               117,567
Nordstrom                                                 2,587(d)             68,400
Sears Holdings                                            1,268(b,d)           84,119
Target                                                    9,287               405,100
                                                                      ---------------
Total                                                                       1,128,140
-------------------------------------------------------------------------------------

MULTI-UTILITIES (1.4%)
Ameren                                                    3,209                81,605
CenterPoint Energy                                        3,432                41,356
CMS Energy                                                3,384(d)             43,789
Consolidated Edison                                       4,745(d)            186,763
Dominion Resources                                        7,610               257,219
DTE Energy                                                2,900                99,934
Integrys Energy Group                                     1,423                48,069
NiSource                                                  6,816                87,858
PG&E                                                      5,573(d)            224,982
Public Service Enterprise Group                           5,723               185,711
SCANA                                                     1,846                65,256
Sempra Energy                                             3,646               191,160
TECO Energy                                               1,607                21,678
Wisconsin Energy                                            879                37,771
Xcel Energy                                               5,093               101,554
                                                                      ---------------
Total                                                                       1,674,705
-------------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.1%)
Xerox                                                    15,297               125,282
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (10.0%)
Anadarko Petroleum                                        6,344               305,781
Apache                                                    4,923               413,286
Cabot Oil & Gas                                             847                29,755
Chesapeake Energy                                         7,107               152,374
Chevron                                                  27,748             1,927,654
ConocoPhillips                                           20,672               903,573
CONSOL Energy                                             1,341                47,646
Denbury Resources                                         2,146(b,d)           35,624
Devon Energy                                              5,945               345,345
El Paso                                                   7,011(d)             70,531
EOG Resources                                             2,849               210,911
Exxon Mobil                                              66,875             4,707,330
Hess                                                      3,603               198,886
Kinder Morgan Management LLC                                  1                    28
Marathon Oil                                             10,578               341,141
Massey Energy                                             2,153                57,270
Murphy Oil                                                1,986               115,585
Noble Energy                                              1,826               111,605
Occidental Petroleum                                     11,054(d)            788,592
Peabody Energy                                            2,432                80,524
Pioneer Natural Resources                                 1,755(d)             50,105
Range Resources                                           2,202               102,195
Southwestern Energy                                       3,960(b,d)          164,063
Spectra Energy                                            7,428               136,378
Sunoco                                                    3,151(d)             77,798
Tesoro                                                    4,828(d)             63,199
Valero Energy                                             9,027               162,486
Williams Companies                                        5,645                94,215
XTO Energy                                                6,887               277,064
                                                                      ---------------
Total                                                                      11,970,944
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.2%)
Intl Paper                                                4,807                90,420
MeadWestvaco                                              1,286                25,064
Weyerhaeuser                                              2,150                75,336
                                                                      ---------------
Total                                                                         190,820
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.2%)
Avon Products                                             4,466(d)            144,609
Estee Lauder Companies Cl A                                 949                34,582
                                                                      ---------------
Total                                                                         179,191
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE S&P 500 INDEX FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

PHARMACEUTICALS (7.3%)
Abbott Laboratories                                      20,358              $915,907
Allergan                                                  4,682               250,159
Bristol-Myers Squibb                                     28,760               625,242
Eli Lilly & Co                                           12,461(d)            434,764
Forest Laboratories                                       4,730(b)            122,176
Johnson & Johnson                                        37,274(g)          2,269,615
King Pharmaceuticals                                      7,331(b)             66,492
Merck & Co                                               30,230(d)            907,202
Mylan                                                     5,540(b,d)           73,073
Pfizer                                                   93,880(d)          1,495,509
Schering-Plough                                          21,150               560,687
Watson Pharmaceuticals                                    1,680(b)             58,346
Wyeth                                                    18,933               881,331
                                                                      ---------------
Total                                                                       8,660,503
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (0.2%)
Dun & Bradstreet                                            794                57,160
Equifax                                                   1,437                37,434
Monster Worldwide                                         1,577(b,d)           20,548
Robert Half Intl                                          3,357(d)             83,220
                                                                      ---------------
Total                                                                         198,362
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.9%)
Apartment Investment & Management Cl A                    1,735(d)             16,274
AvalonBay Communities                                       682(d)             39,692
Boston Properties                                         1,419(d)             75,065
Equity Residential                                        2,220(d)             53,280
HCP                                                       2,714(d)             69,913
Health Care REIT                                          2,114(d)             84,687
Host Hotels & Resorts                                     6,287                57,086
Kimco Realty                                              3,420(d)             33,653
Plum Creek Timber                                         1,991(d)             62,278
ProLogis                                                  9,418                82,784
Public Storage                                            1,269(d)             92,091
Simon Property Group                                      3,351(d)            186,719
Ventas                                                    1,811(d)             63,928
Vornado Realty Trust                                      2,495(d)            127,295
                                                                      ---------------
Total                                                                       1,044,745
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
CB Richard Ellis Group Cl A                               6,530(b,d)           71,177
-------------------------------------------------------------------------------------

ROAD & RAIL (0.9%)
Burlington Northern Santa Fe                              3,302               259,504
CSX                                                       4,673               187,481
Norfolk Southern                                          5,538               239,519
Ryder System                                              1,666(d)             58,527
Union Pacific                                             6,190               356,048
                                                                      ---------------
Total                                                                       1,101,079
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.6%)
Advanced Micro Devices                                    9,100(b)             33,306
Altera                                                    2,227(d)             41,623
Analog Devices                                            3,259(d)             89,199
Applied Materials                                        17,403(d)            240,161
Broadcom Cl A                                             6,610(b)            186,600
Intel                                                    74,552(d)          1,435,126
KLA-Tencor                                                2,400                76,512
Linear Technology                                         2,015(d)             54,143
LSI                                                       4,866(b)             25,206
MEMC Electronic Materials                                 4,601(b)             81,070
Microchip Technology                                      1,361(d)             36,652
Micron Technology                                         6,259(b,d)           39,995
Natl Semiconductor                                        5,507(d)             82,935
Novellus Systems                                          1,455(b)             28,474
NVIDIA                                                    9,428(b)            121,904
Teradyne                                                  2,532(b,d)           19,952
Texas Instruments                                        16,636               400,096
Xilinx                                                    2,065                44,790
                                                                      ---------------
Total                                                                       3,037,744
-------------------------------------------------------------------------------------

SOFTWARE (4.0%)
Adobe Systems                                             6,407(b)            207,715
Autodesk                                                  1,736(b)             37,862
BMC Software                                              2,034(b)             69,217
CA                                                        3,781                79,930
Citrix Systems                                            1,353(b)             48,167
Compuware                                                 3,685(b)             27,011
Electronic Arts                                           2,604(b)             55,908
Intuit                                                    5,273(b)            156,608
McAfee                                                    3,004(b)            133,918


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                    RIVERSOURCE S&P 500 INDEX FUND -- 2009 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
SOFTWARE (CONT.)
Microsoft                                               104,097            $2,448,362
Novell                                                    5,162(b)             23,642
Oracle                                                   54,014             1,195,330
Red Hat                                                   4,095(b)             93,489
Salesforce.com                                              860(b,d)           37,272
Symantec                                                 11,412(b,d)          170,381
                                                                      ---------------
Total                                                                       4,784,812
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (2.1%)
Abercrombie & Fitch Cl A                                  2,221(d)             63,498
AutoNation                                                3,366(b,d)           69,609
AutoZone                                                    733(b,d)          112,567
Bed Bath & Beyond                                         2,809(b,d)           97,613
Best Buy                                                  4,298(d)            160,616
GameStop Cl A                                             1,611(b)             35,265
Gap                                                       6,966(d)            113,685
Home Depot                                               23,540(d)            610,627
Limited Brands                                            2,070(d)             26,786
Lowe's Companies                                         20,917(d)            469,795
Office Depot                                              9,730(b,d)           44,272
O'Reilly Automotive                                       2,926(b,d)          118,971
RadioShack                                                2,601                40,342
Sherwin-Williams                                          2,045(d)            118,099
Staples                                                   7,941(d)            166,920
Tiffany & Co                                              1,367(d)             40,778
TJX Companies                                             4,514(d)            163,542
                                                                      ---------------
Total                                                                       2,452,985
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.4%)
Coach                                                     3,869               114,484
Nike Cl B                                                 4,549               257,655
Polo Ralph Lauren                                           422(d)             26,607
VF                                                          662                42,825
                                                                      ---------------
Total                                                                         441,571
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.2%)
Hudson City Bancorp                                       5,060                71,144
People's United Financial                                 7,239(d)            117,633
                                                                      ---------------
Total                                                                         188,777
-------------------------------------------------------------------------------------

TOBACCO (1.8%)
Altria Group                                             29,645(d)            519,677
Lorillard                                                 2,840               209,365
Philip Morris Intl                                       27,688             1,290,261
Reynolds American                                         1,932                84,061
                                                                      ---------------
Total                                                                       2,103,364
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.1%)
Fastenal                                                    982(d)             34,930
WW Grainger                                               1,314(d)            118,141
                                                                      ---------------
Total                                                                         153,071
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.3%)
American Tower Cl A                                       4,230(b)            144,201
MetroPCS Communications                                   3,343(b)             39,615
Sprint Nextel                                            47,457(b)            189,827
                                                                      ---------------
Total                                                                         373,643
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $131,139,248)                                                     $117,730,812
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.9%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.41%               1,115,083(e)         $1,115,083
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $1,115,083)                                                         $1,115,083
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (16.2%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     19,262,081           $19,262,081
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $19,262,081)                                                       $19,262,081
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $151,516,412)(h)                                                  $138,107,976
=====================================================================================





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE S&P 500 INDEX FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

INVESTMENTS IN DERIVATIVES


FUTURES CONTRACTS OUTSTANDING AT JULY 31, 2009



                             NUMBER OF                                  UNREALIZED
                             CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION       LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
------------------------------------------------------------------------------------
E-Mini S&P 500 Index            26          $1,279,720   Sept. 2009          $24,369



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At July 31, 2009, the value of foreign securities represented 0.2% of net assets.

(d) At July 31, 2009, security was partially or fully on loan. See Note 7 to the financial statements.

(e) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at July 31, 2009.

(f)  Represents fractional shares.

(g) At July 31, 2009, investments in securities included securities valued at $250,235 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(h) At July 31, 2009, the cost of securities for federal income tax purposes was approximately $151,516,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $13,335,000
     Unrealized depreciation                         (26,743,000)
     -----------------------------------------------------------
     Net unrealized depreciation                    $(13,408,000)
     -----------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
                    RIVERSOURCE S&P 500 INDEX FUND -- 2009 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.


--------------------------------------------------------------------------------
18  RIVERSOURCE S&P 500 INDEX FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of July 31, 2009:

                                                FAIR VALUE AT JULY 31, 2009
                              ---------------------------------------------------------------
                                   LEVEL 1          LEVEL 2
                                QUOTED PRICES        OTHER          LEVEL 3
                                  IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                 MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                   IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(a)              $117,730,812          $--             $--        $117,730,812
---------------------------------------------------------------------------------------------
Total Equity Securities          117,730,812           --              --         117,730,812
---------------------------------------------------------------------------------------------
Other
  Affiliated Money Market
    Fund(b)                        1,115,083           --              --           1,115,083
  Investments of Cash
    Collateral Received
    for Securities on Loan        19,262,081           --              --          19,262,081
---------------------------------------------------------------------------------------------
Total Other                       20,377,164           --              --          20,377,164
---------------------------------------------------------------------------------------------
Investments in Securities        138,107,976           --              --         138,107,976
Other Financial
  Instruments(c)                      24,369           --              --              24,369
---------------------------------------------------------------------------------------------
Total                           $138,132,345          $--             $--        $138,132,345
---------------------------------------------------------------------------------------------


(a) All industry classifications are identified in the Portfolio of Investments.

(b) Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2009.

(c) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                    RIVERSOURCE S&P 500 INDEX FUND -- 2009 SEMIANNUAL REPORT  19

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JULY 31, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $131,139,248)             $117,730,812
  Affiliated money market fund (identified cost $1,115,083)           1,115,083
  Investments of cash collateral received for securities on loan
    (identified cost $19,262,081)                                    19,262,081
-------------------------------------------------------------------------------
Total investments in securities (identified cost $151,516,412)      138,107,976
Capital shares receivable                                                18,134
Dividends and accrued interest receivable                               169,487
Receivable for investment securities sold                                41,705
Variation margin receivable on futures contracts                          2,860
-------------------------------------------------------------------------------
Total assets                                                        138,340,162
-------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash                                             127
Capital shares payable                                                   45,571
Payable upon return of securities loaned                             19,262,081
Accrued investment management services fees                                 717
Accrued distribution fees                                                   153
Accrued transfer agency fees                                                204
Accrued administrative services fees                                        196
Accrued plan administration services fees                                   397
Other accrued expenses                                                   78,854
-------------------------------------------------------------------------------
Total liabilities                                                    19,388,300
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $118,951,862
-------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $    358,958
Additional paid-in capital                                          148,645,026
Undistributed net investment income                                   1,316,427
Accumulated net realized gain (loss)                                (17,984,482)
Unrealized appreciation (depreciation) on investments               (13,384,067)
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $118,951,862
-------------------------------------------------------------------------------
*Including securities on loan, at value                            $ 18,823,775
-------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                             NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class D                     $22,286,872            6,747,765                       $3.30
Class E                     $96,664,990           29,148,032                       $3.32
----------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
20  RIVERSOURCE S&P 500 INDEX FUND -- 2009 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED JULY 31, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $ 1,410,453
Interest                                                                51,245
Income distributions from affiliated money market fund                   3,821
Income from securities lending                                          88,885
------------------------------------------------------------------------------
Total income                                                         1,554,404
------------------------------------------------------------------------------
Expenses:
Investment management services fees                                    118,452
Distribution fees
  Class D                                                               25,423
Transfer agency fees
  Class D                                                               13,694
  Class E                                                               21,836
Administrative services fees                                            32,305
Plan administration services fees -- Class E                            65,509
Compensation of board members                                            1,649
Custodian fees                                                           5,669
Printing and postage                                                        99
Registration fees                                                        7,420
Licensing fees                                                             789
Professional fees                                                        5,307
Other                                                                      984
------------------------------------------------------------------------------
Total expenses                                                         299,136
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                         (37,227)
------------------------------------------------------------------------------
Total net expenses                                                     261,909
------------------------------------------------------------------------------
Investment income (loss) -- net                                      1,292,495
------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                             (7,156,054)
  Futures contracts                                                    860,971
------------------------------------------------------------------------------
Net realized gain (loss) on investments                             (6,295,083)
Net change in unrealized appreciation (depreciation) on
  investments                                                       25,849,422
------------------------------------------------------------------------------
Net gain (loss) on investments                                      19,554,339
------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $20,846,834
------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                    RIVERSOURCE S&P 500 INDEX FUND -- 2009 SEMIANNUAL REPORT  21

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      JULY 31, 2009  JAN. 31, 2009
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $  1,292,495  $   3,301,869
Net realized gain (loss) on investments                                  (6,295,083)     4,026,494
Net change in unrealized appreciation (depreciation) on
  investments                                                            25,849,422    (79,243,694)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          20,846,834    (71,915,331)
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class D                                                                      --       (812,015)
    Class E                                                                      --     (3,315,034)
  Net realized gain
    Class D                                                                      --     (1,585,020)
    Class E                                                                      --     (5,771,909)
--------------------------------------------------------------------------------------------------
Total distributions                                                              --    (11,483,978)
--------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class D shares                                                          1,339,748      6,058,382
  Class E shares                                                         10,475,232     24,034,263
Reinvestment of distributions at net asset value
  Class D shares                                                                 --      2,397,035
  Class E shares                                                                 --      9,086,943
Payments for redemptions
  Class D shares                                                         (4,484,100)   (17,123,500)
  Class E shares                                                        (18,263,868)   (45,165,383)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       (10,932,988)   (20,712,260)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                   9,913,846   (104,111,569)
Net assets at beginning of period                                       109,038,016    213,149,585
--------------------------------------------------------------------------------------------------
Net assets at end of period                                            $118,951,862  $ 109,038,016
--------------------------------------------------------------------------------------------------
Undistributed net investment income                                    $  1,316,427  $      23,932
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
22  RIVERSOURCE S&P 500 INDEX FUND -- 2009 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS D
PER SHARE INCOME AND CAPITAL CHANGES(a)


                                                                      Fiscal period ended Jan. 31,
                                                   2009(i)        2009        2008        2007        2006       2005
Net asset value, beginning of period                 $2.73        $4.90       $5.54       $4.92      $4.55      $4.38
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .03(b)       .07(b)      .08(b)      .08        .07        .07
Net gains (losses) (both realized and
 unrealized)                                           .54        (1.94)       (.21)        .61        .36        .17
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                       .57        (1.87)       (.13)        .69        .43        .24
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --         (.10)       (.08)       (.07)      (.06)      (.07)
Distributions from realized gains                       --         (.20)       (.43)         --         --         --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (.30)       (.51)       (.07)      (.06)      (.07)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.30        $2.73       $4.90       $5.54      $4.92      $4.55
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $22          $21         $48         $57        $63        $69
---------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                          .71%(e)      .73%        .68%        .79%       .85%       .82%
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                      .60%(e)      .59%        .59%        .59%       .62%       .62%
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.29%(e)     1.75%       1.43%       1.40%      1.26%      1.41%
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                17%           5%          4%         20%         7%         6%
---------------------------------------------------------------------------------------------------------------------
Total return                                        20.88%(h)   (38.56%)     (2.89%)     14.05%      9.56%      5.43%
---------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                    RIVERSOURCE S&P 500 INDEX FUND -- 2009 SEMIANNUAL REPORT  23

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS E
PER SHARE INCOME AND CAPITAL CHANGES(a)


                                                                       Fiscal period ended Jan. 31,
                                                   2009(i)        2009        2008        2007        2006        2005
Net asset value, beginning of period                 $2.74        $4.92       $5.56       $4.95       $4.57      $4.39
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .03(b)       .09(b)      .10(b)      .09         .08        .08
Net gains (losses) (both realized and
 unrealized)                                           .55        (1.96)       (.22)        .60         .38        .18
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                       .58        (1.87)       (.12)        .69         .46        .26
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --         (.11)       (.09)       (.08)       (.08)      (.08)
Distributions from realized gains                       --         (.20)       (.43)         --          --         --
----------------------------------------------------------------------------------------------------------------------
Total distributions                                     --         (.31)       (.52)       (.08)       (.08)      (.08)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.32        $2.74       $4.92       $5.56       $4.95      $4.57
----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $97          $88        $165        $241        $218       $301
----------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                          .52%(e)      .59%        .56%        .56%        .60%       .56%
----------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                      .46%(e)      .34%        .36%        .34%        .37%       .38%
----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.43%(e)     2.01%       1.67%       1.64%       1.52%      1.64%
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                17%           5%          4%         20%          7%         6%
----------------------------------------------------------------------------------------------------------------------
Total return                                        21.17%(h)   (38.38%)     (2.64%)     14.05%      10.03%      5.90%
----------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the periods in which they occurred were less than 0.01% of average net assets.
(h) Not annualized.
(i) Six months ended July 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  RIVERSOURCE S&P 500 INDEX FUND -- 2009 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF JULY 31, 2009)

1. ORGANIZATION

RiverSource S&P 500 Index Fund (the Fund) is a series of RiverSource Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. RiverSource Market Advantage Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Fund's Board of Directors (the Board). The Fund invests primarily in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). While the Fund may track its index closely, it is typically unable to match the performance of the index exactly, primarily due to fund operating expenses and transaction costs.

The Fund offers Class D and Class E shares which are offered without a sales charge. Class D shares are offered through wrap fee programs or other investment products sponsored by a financial institution having a selling agreement with the distributor. Class E shares are offered to qualifying institutional investors.

Both classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration service fees) differ between classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a

--------------------------------------------------------------------------------
                    RIVERSOURCE S&P 500 INDEX FUND -- 2009 SEMIANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of RiverSource Investments, LLC (RiverSource Investments or the Investment Manager), as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.


--------------------------------------------------------------------------------
26  RIVERSOURCE S&P 500 INDEX FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk.


--------------------------------------------------------------------------------
                    RIVERSOURCE S&P 500 INDEX FUND -- 2009 SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

FUTURES TRANSACTIONS
The Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities, interest rates or foreign currencies. The Fund may also buy and write put and call options on these futures contracts. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Upon entering into futures contracts, the Fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.


--------------------------------------------------------------------------------
28  RIVERSOURCE S&P 500 INDEX FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JULY 31, 2009


                            ASSET DERIVATIVES              LIABILITY DERIVATIVES
                     -------------------------------  -------------------------------
                     STATEMENT OF ASSETS              STATEMENT OF ASSETS
RISK EXPOSURE          AND LIABILITIES                  AND LIABILITIES
CATEGORY                   LOCATION       FAIR VALUE        LOCATION       FAIR VALUE
-------------------------------------------------------------------------------------------
Equity contracts     Net
                     assets -- unrealiz-
                     ed appreciation        $24,369*          N/A              N/A
-------------------------------------------------------------------------------------------
TOTAL                                       $24,369                            N/A
-------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JULY 31, 2009


  AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED IN
                              INCOME
-----------------------------------------------------------------
RISK EXPOSURE CATEGORY                              FUTURES
-----------------------------------------------------------------
Equity contracts                                   $860,971
-----------------------------------------------------------------
Total                                              $860,971
-----------------------------------------------------------------



      CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON
                 DERIVATIVES RECOGNIZED IN INCOME
-----------------------------------------------------------------
RISK EXPOSURE CATEGORY                              FUTURES
-----------------------------------------------------------------
Equity contracts                                   $113,742
-----------------------------------------------------------------
Total                                              $113,742
-----------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY

FUTURES
The gross notional amount of long contracts was $1.3 million at July 31, 2009. The monthly average gross notional contract amount for these contracts was $2.0 million for the six months ended July 31, 2009. The fair value of such contracts on July 31, 2009 is set forth in the table above.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.22% to 0.12% as the Fund's net assets increase. The

--------------------------------------------------------------------------------
                    RIVERSOURCE S&P 500 INDEX FUND -- 2009 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

management fee for the six months ended July 31, 2009 was 0.22% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The fee for the six months ended July 31, 2009 was 0.06% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended July 31, 2009, other expenses paid to this company were $207.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class D for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class E shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive for Class D. This fee is included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.15% of the Fund's average daily net assets attributable to Class E shares for the provision of various administrative, recordkeeping, communication and educational services.


--------------------------------------------------------------------------------
30  RIVERSOURCE S&P 500 INDEX FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class D shares.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended July 31, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class D.............................................  0.60%
Class E.............................................  0.46


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class D...........................................  $4,542


The management fees waived/reimbursed at the Fund level were $32,685.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Jan. 31, 2010, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*) will not exceed the following percentage of the class' average daily net assets:

Class D.............................................  0.60%
Class E.............................................  0.46


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

REDEMPTION FEES
Shares held in the Fund for less than 180 days are subject to a redemption fee of 0.50% of the proceeds of the redeemed shares. The redemption fee is retained by the Fund and accounted for as an addition to paid-in capital. For accounts under $10,000, an annual fee of $10 may be charged and deducted from the shareholder's account.


--------------------------------------------------------------------------------
                    RIVERSOURCE S&P 500 INDEX FUND -- 2009 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $17,844,717 and $26,004,956, respectively, for the six months ended July 31, 2009. Realized gains and losses are determined on an identified cost basis.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                      SIX MONTHS ENDED    YEAR ENDED
                                        JULY 31, 2009   JAN. 31, 2008
---------------------------------------------------------------------
CLASS D
---------------------------------------------------------------------
Sold                                        471,467        1,679,101
Reinvested distributions                         --          820,903
Redeemed                                 (1,598,855)      (4,420,467)
---------------------------------------------------------------------
Net increase (decrease)                  (1,127,388)      (1,920,463)
---------------------------------------------------------------------
CLASS E
---------------------------------------------------------------------
Sold                                      3,737,896        5,894,899
Reinvested distributions                         --        3,101,346
Redeemed                                 (6,598,825)     (10,533,657)
---------------------------------------------------------------------
Net increase (decrease)                  (2,860,929)      (1,537,412)
---------------------------------------------------------------------


7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral balance are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At July 31, 2009, securities valued at $18,823,775 were on loan, secured by cash collateral of $19,262,081 invested in short-term securities or in cash equivalents.


--------------------------------------------------------------------------------
32  RIVERSOURCE S&P 500 INDEX FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Income of $88,885 earned from securities lending for the six months ended July 31, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $14,410,104 and $14,790,655, respectively, for the six months ended July 31, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at July 31, 2009, can be found in the Portfolio of Investments.

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed

--------------------------------------------------------------------------------
                    RIVERSOURCE S&P 500 INDEX FUND -- 2009 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


$650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended July 31, 2009.

10. FEDERAL TAX INFORMATION

For federal income tax purposes, the Fund had a capital loss carry-over of $942,797 at Jan. 31, 2009, that if not offset by capital gains will expire in 2010.

The Fund also had recognized built-in losses of $2,942,175 at Jan. 31, 2009, that if not offset by capital gains will expire as follows:

   2013         2014        2015
$2,640,220    $235,890    $66,065


As a result of prior mergers, the Fund acquired capital loss carry-overs and unrealized capital losses, which are limited by Internal Revenue Code Section 382.

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2008 and its fiscal six months end (post-October loss) as occurring on the first day of the following tax year. At Jan. 31, 2009, the Fund had a post-October loss of $2,080,042 that is treated for income tax purposes as occurring on Feb. 1, 2009.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over and recognized built-in losses have been offset or expire. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

11. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through Sept. 21, 2009, the date of issuance of the Fund's financial statements. There

--------------------------------------------------------------------------------
34  RIVERSOURCE S&P 500 INDEX FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

12. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at

--------------------------------------------------------------------------------
                    RIVERSOURCE S&P 500 INDEX FUND -- 2009 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to

--------------------------------------------------------------------------------
36  RIVERSOURCE S&P 500 INDEX FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
                    RIVERSOURCE S&P 500 INDEX FUND -- 2009 SEMIANNUAL REPORT  37

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), RiverSource Investments provides investment advice and other services to the Fund and all funds in the RiverSource Family of Funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2009, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the IMS Agreement. At the April 7-8, 2009 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource Investments: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, the large investment made in the acquisition of J. & W. Seligman & Co. Incorporated, including its portfolio management operations, personnel and infrastructure (including the addition of two new offices in New York City and Palo Alto). Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Fund. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered RiverSource Investments' ability to

--------------------------------------------------------------------------------
38  RIVERSOURCE S&P 500 INDEX FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


retain key personnel and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource Investments). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods, recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2007 to December 2008. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource Investments' profitability. They also reviewed information in the report comparing the fees charged to the Fund by RiverSource Investments to fees charged to other client accounts (with similar investment strategies to those of the Fund).

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio

--------------------------------------------------------------------------------
                    RIVERSOURCE S&P 500 INDEX FUND -- 2009 SEMIANNUAL REPORT  39

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


of each fund (excluding the effect of a performance incentive adjustment, if applicable), with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource Investments as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2009, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.


--------------------------------------------------------------------------------
40  RIVERSOURCE S&P 500 INDEX FUND -- 2009 SEMIANNUAL REPORT

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
                    RIVERSOURCE S&P 500 INDEX FUND -- 2009 SEMIANNUAL REPORT  41

RIVERSOURCE S&P 500 INDEX FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Fund Distributors, Inc., Member
                                FINRA, and managed by RiverSource Investments, LLC.
                                RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2009 RiverSource Investments, LLC.                              S-6436 L (9/09)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
SMALL COMPANY INDEX FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JULY 31, 2009


RIVERSOURCE SMALL COMPANY INDEX FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH LONG-TERM CAPITAL APPRECIATION.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    6

Portfolio of Investments...........    8

Statement of Assets and
  Liabilities......................   23

Statement of Operations............   24

Statements of Changes in Net
  Assets...........................   25

Financial Highlights...............   26

Notes to Financial Statements......   29

Approval of Investment Management
  Services Agreement...............   42

Proxy Voting.......................   45




--------------------------------------------------------------------------------
               RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Small Company Index Fund (the Fund) Class A shares gained 27.66%
  (excluding sales charge) for the six months ended July 31, 2009.

> The Fund outperformed its benchmark, the unmanaged Standard & Poor's SmallCap
  600 Index, which rose 27.23% for the period.

> The Lipper Small-Cap Core Funds Index, representing the Fund's peer group, advanced 29.47% during the same six months.

ANNUALIZED TOTAL RETURNS (for period ended July 31, 2009)
--------------------------------------------------------------------------------


                           6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------------
RiverSource Small Company
  Index Fund Class A
  (excluding sales
  charge)                   +27.66%   -19.11%   -5.76%   +1.67%   +5.07%
-------------------------------------------------------------------------
S&P SmallCap 600 Index(1)
  (unmanaged)               +27.23%   -19.27%   -5.46%   +2.21%   +5.87%
-------------------------------------------------------------------------
Lipper Small-Cap Core
  Funds Index(2)            +29.47%   -18.60%   -5.04%   +1.86%   +5.27%
-------------------------------------------------------------------------


*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index), an unmanaged market-weighted index, consists of 600 domestic stocks chosen for market size, liquidity (bid-asked spread, ownership, share turnover and number of no trade days) and industry group representation. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Small-Cap Core Funds Index includes the 30 largest small-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
2  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JULY 31, 2009
Without sales charge        6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A (inception
  8/19/96)                   +27.66%   -19.11%   -5.76%   +1.67%   +5.07%
--------------------------------------------------------------------------
Class B (inception
  8/19/96)                   +27.31%   -19.56%   -6.45%   +0.92%   +4.28%
--------------------------------------------------------------------------
Class R4 (inception
  8/19/96)                   +27.65%   -18.96%   -5.63%   +1.82%   +5.25%
--------------------------------------------------------------------------

With sales charge
Class A (inception
  8/19/96)                   +20.32%   -23.76%   -7.60%   +0.47%   +4.45%
--------------------------------------------------------------------------
Class B (inception
  8/19/96)                   +22.31%   -22.32%   -6.88%   +0.76%   +4.28%
--------------------------------------------------------------------------


Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Sales charges do not apply to Class R4 shares. Class R4 is available to qualifying institutional investors only.

* Not annualized.


--------------------------------------------------------------------------------
               RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
                          LARGE
                          MEDIUM   SIZE
           X              SMALL



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

Investments in small-capitalization companies often involve greater risks and volatility than investments in larger, more established companies.


--------------------------------------------------------------------------------
4  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

SECTOR DIVERSIFICATION(1) (at July 31, 2009; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                     14.8%
------------------------------------------------
Consumer Staples                            4.1%
------------------------------------------------
Energy                                      4.9%
------------------------------------------------
Financials                                 17.7%
------------------------------------------------
Health Care                                13.0%
------------------------------------------------
Industrials                                17.3%
------------------------------------------------
Information Technology                     18.1%
------------------------------------------------
Materials                                   4.5%
------------------------------------------------
Telecommunication Services                  0.4%
------------------------------------------------
Utilities                                   4.5%
------------------------------------------------
Other(2)                                    0.7%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of July 31, 2009. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS (at July 31, 2009; % of portfolio assets)
---------------------------------------------------------------------

Atmos Energy                                0.6%
------------------------------------------------
Senior Housing Properties Trust             0.5%
------------------------------------------------
Varian Semiconductor Equipment Associates   0.5%
------------------------------------------------
MEDNAX                                      0.5%
------------------------------------------------
Kirby                                       0.4%
------------------------------------------------
Skyworks Solutions                          0.4%
------------------------------------------------
Piedmont Natural Gas                        0.4%
------------------------------------------------
ProAssurance                                0.4%
------------------------------------------------
Rock-Tenn Cl A                              0.4%
------------------------------------------------
Green Mountain Coffee Roasters              0.4%
------------------------------------------------


Excludes cash & cash equivalents.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
               RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 SEMIANNUAL REPORT  5

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended July 31, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
6  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 FEB. 1, 2009  JULY 31, 2009  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,276.60        $4.14           .73%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,021.29        $3.68           .73%
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,273.10        $8.50          1.50%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.45        $7.54          1.50%
------------------------------------------------------------------------------------------

Class R4
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,276.50        $3.29           .58%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,022.04        $2.92           .58%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended July 31, 2009: +27.66% for Class A, +27.31% for Class B and +27.65% for Class R4.


--------------------------------------------------------------------------------
               RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 SEMIANNUAL REPORT  7

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JULY 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (99.3%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (3.0%)
AAR                                                      49,215(b,d)         $941,483
AeroVironment                                            13,151(b)            374,014
American Science & Engineering                            7,987               557,093
Applied Signal Technology                                18,789               469,725
Axsys Technologies                                        7,932(b,d)          425,710
Ceradyne                                                 34,838(b,d)          628,826
Cubic                                                    19,592               767,223
Curtiss-Wright                                           47,275(d)          1,561,494
Esterline Technologies                                   30,629(b)            870,782
GenCorp                                                  78,049(b,d)          202,927
Moog Cl A                                                46,074(b)          1,242,155
Orbital Sciences                                         57,848(b,d)          783,262
Stanley                                                  17,527(b,d)          538,780
Teledyne Technologies                                    38,688(b,d)        1,266,259
Triumph Group                                            21,308               851,042
                                                                      ---------------
Total                                                                      11,480,775
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.4%)
Forward Air                                              24,900(d)            575,937
Hub Group Cl A                                           42,710(b)            917,838
                                                                      ---------------
Total                                                                       1,493,775
-------------------------------------------------------------------------------------

AIRLINES (0.2%)
SkyWest                                                  70,302               891,429
-------------------------------------------------------------------------------------

AUTO COMPONENTS (0.3%)
Drew Inds                                                12,888(b,d)          247,321
Spartan Motors                                           54,374               380,617
Standard Motor Products                                  24,223               270,571
Superior Inds Intl                                       16,819(d)            265,404
                                                                      ---------------
Total                                                                       1,163,913
-------------------------------------------------------------------------------------

AUTOMOBILES (0.1%)
Winnebago Inds                                           18,628(d)            195,967
-------------------------------------------------------------------------------------

BEVERAGES (0.1%)
Boston Beer Cl A                                          8,213(b,d)          256,163
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (1.1%)
ArQule                                                   35,907(b,d)          219,751
Cubist Pharmaceuticals                                   69,239(b)          1,375,779
Martek Biosciences                                       32,532(d)            756,694
Regeneron Pharmaceuticals                                61,562(b,d)        1,319,889
Savient Pharmaceuticals                                  48,534(b,d)          756,645
                                                                      ---------------
Total                                                                       4,428,758
-------------------------------------------------------------------------------------

BUILDING PRODUCTS (1.0%)
Apogee Enterprises                                       39,253(d)            572,309
Gibraltar Inds                                           30,615(d)            237,879
Griffon                                                  54,519(b)            525,563
NCI Building Systems                                     64,781(b,d)          255,237
Quanex Building Products                                 34,508               410,300
Simpson Mfg                                              35,432(d)          1,006,269
Universal Forest Products                                20,882(d)            932,172
                                                                      ---------------
Total                                                                       3,939,729
-------------------------------------------------------------------------------------

CAPITAL MARKETS (1.8%)
Greenhill & Co                                           19,357(d)          1,457,969
Investment Technology Group                              54,347(b)          1,214,655
LaBranche & Co                                           32,312(b)            122,462
optionsXpress Holdings                                   51,123               923,793
Piper Jaffray Companies                                  17,235(b,d)          790,397
Stifel Financial                                         29,100(b,d)        1,452,963
SWS Group                                                39,193               539,296
TradeStation Group                                       39,571(b)            296,387
                                                                      ---------------
Total                                                                       6,797,922
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
8  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

CHEMICALS (1.9%)
American Vanguard                                        28,805(d)           $249,451
Arch Chemicals                                           28,227               749,427
Balchem                                                  14,997               416,167
Calgon Carbon                                            51,246(b)            649,287
HB Fuller                                                48,036               968,406
NewMarket                                                13,955             1,055,696
OM Group                                                 37,489(b)          1,261,879
Penford                                                   7,211(d)             47,304
PolyOne                                                 104,962(b)            450,287
Quaker Chemical                                           7,214               129,852
Schulman A                                               29,645               631,735
Stepan                                                   10,518               470,996
Zep                                                      14,969               240,702
                                                                      ---------------
Total                                                                       7,321,189
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (5.4%)
Bank of the Ozarks                                       18,158(d)            459,034
Boston Private Financial Holdings                        70,783(d)            324,186
Cascade Bancorp                                          42,070(d)             60,581
Central Pacific Financial                                32,585(d)             70,709
Columbia Banking System                                  26,477(d)            321,431
Community Bank System                                    37,015(d)            671,082
East West Bancorp                                        56,266               497,391
First BanCorp                                            86,056(c,d)          266,774
First Commonwealth Financial                             83,365(d)            556,045
First Financial Bancorp                                  36,145(d)            312,293
First Financial Bankshares                               23,585             1,242,222
First Midwest Bancorp                                    30,752(d)            257,087
Frontier Financial                                       30,204(d)             27,184
Glacier Bancorp                                          67,905(d)          1,057,281
Hancock Holding                                          21,846(d)            882,360
Hanmi Financial                                          24,102(b,d)           42,420
Home BancShares                                          15,080               328,141
Independent Bank MA                                      18,975(d)            404,737
Independent Bank MI                                      21,672(d)             37,926
Nara Bancorp                                             14,214(d)             83,863
Natl Penn Bancshares                                     54,119(d)            269,513
NBT Bancorp                                              33,000(d)            757,020
Old Natl Bancorp                                         48,873(d)            552,265
Pinnacle Financial Partners                              23,193(b,d)          361,811
PrivateBancorp                                           29,134(d)            723,397
Prosperity Bancshares                                    41,438(d)          1,388,587
S&T Bancorp                                              26,610(d)            364,823
Signature Bank                                           46,065(b)          1,357,996
Simmons First Natl Cl A                                  15,644               469,007
South Financial Group                                   100,327               161,526
Sterling Bancorp                                         12,171(d)             98,220
Sterling Bancshares                                      83,062(d)            670,310
Sterling Financial                                       83,688(d)            233,490
Susquehanna Bancshares                                   88,732(d)            466,730
Tompkins Financial                                        5,441(d)            242,016
UCBH Holdings                                           166,124(d)            201,010
UMB Financial                                            34,527(d)          1,440,465
Umpqua Holdings                                          45,508(d)            441,428
United Bankshares                                        42,772(d)            866,561
United Community Banks                                   61,741(d)            415,517
Whitney Holding                                          65,361               572,562
Wilshire Bancorp                                         37,054               272,717
Wintrust Financial                                       26,920(d)            703,958
                                                                      ---------------
Total                                                                      20,933,676
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (2.5%)
ABM Inds                                                 42,773(d)            901,227
ATC Technology                                           23,010(b)            481,369
Bowne & Co                                               39,723               318,978
Consolidated Graphics                                    19,044(b,d)          348,505
G&K Services Cl A                                        21,521               488,957
GEO Group                                                50,116(b)            901,086


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
               RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
COMMERCIAL SERVICES & SUPPLIES (CONT.)
Healthcare Services Group                                40,266(d)           $751,766
Interface Cl A                                           63,700               442,078
Mobile Mini                                              30,618(b,d)          495,399
Standard Register                                        14,359(d)             50,831
Sykes Enterprises                                        37,910(b,d)          754,409
Tetra Tech                                               61,005(b)          1,837,472
United Stationers                                        29,320(b)          1,361,034
Viad                                                     30,988               549,107
                                                                      ---------------
Total                                                                       9,682,218
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.4%)
ARRIS Group                                             145,144(b)          1,767,853
Bel Fuse Cl B                                             7,741               142,280
Black Box                                                19,893               546,461
Blue Coat Systems                                        36,691(b,d)          685,755
Comtech Telecommunications                               29,085(b)            926,939
Digi Intl                                                38,107(b)            389,072
EMS Technologies                                         17,220(b)            378,840
Harmonic                                                123,558(b,d)          856,257
NETGEAR                                                  44,620(b)            758,986
Network Equipment Technologies                           33,297(b,d)          189,793
PC-Tel                                                   20,685(b)            138,383
Symmetricom                                              28,083(b,d)          181,978
Tekelec                                                  68,853(b,d)        1,266,206
Tollgrade Communications                                 15,008(b)             83,895
ViaSat                                                   30,782(b)            831,114
                                                                      ---------------
Total                                                                       9,143,812
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.8%)
Adaptec                                                 138,272(b,d)          367,804
Avid Technology                                          27,218(b,d)          333,421
Hutchinson Technology                                    15,302(b,d)           50,038
Intermec                                                 47,124(b)            642,771
Intevac                                                  28,037(b,d)          322,706
Novatel Wireless                                         48,103(b,d)          456,016
Stratasys                                                13,545(b,d)          213,740
Synaptics                                                32,506(b,d)          779,168
                                                                      ---------------
Total                                                                       3,165,664
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.7%)
EMCOR Group                                              77,317(b)          1,864,886
Insituform Technologies Cl A                             36,285(b)            667,644
                                                                      ---------------
Total                                                                       2,532,530
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.6%)
Eagle Materials                                          43,350             1,183,455
Headwaters                                               30,142(b,d)           92,536
Texas Inds                                               25,996(d)          1,182,818
                                                                      ---------------
Total                                                                       2,458,809
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.6%)
Cash America Intl                                        32,913               879,765
First Cash Financial Services                            29,195(b)            548,866
Rewards Network                                          18,201(b)            245,531
World Acceptance                                         22,857(b,d)          542,168
                                                                      ---------------
Total                                                                       2,216,330
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.5%)
Myers Inds                                               17,914(d)            176,274
Rock-Tenn Cl A                                           43,380             1,950,365
                                                                      ---------------
Total                                                                       2,126,639
-------------------------------------------------------------------------------------

DISTRIBUTORS (--%)
Audiovox Cl A                                            17,288(b)            136,402
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (1.2%)
American Public Education                                13,817(b)            488,707
Capella Education                                        13,512(b,d)          869,632
Coinstar                                                 32,045(b)          1,064,855
Hillenbrand                                              70,140             1,270,938
Pre-Paid Legal Services                                   8,570(b,d)          417,959
Universal Technical Institute                            26,845(b,d)          426,030
                                                                      ---------------
Total                                                                       4,538,121
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.3%)
Financial Federal                                        26,101               529,328
Portfolio Recovery Associates                            13,821(b,d)          637,839
                                                                      ---------------
Total                                                                       1,167,167
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
Cbeyond                                                  37,627(b,d)         $527,530
FairPoint Communications                                100,950                59,561
General Communication Cl A                               30,403(b)            208,261
Iowa Telecommunications Services                         27,355(d)            335,372
Neutral Tandem                                           15,815(b,d)          490,265
                                                                      ---------------
Total                                                                       1,620,989
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.0%)
Allete                                                   27,426(d)            877,083
Central Vermont Public Service                           17,728               326,904
El Paso Electric                                         57,505(b)            868,901
UIL Holdings                                             28,648               699,011
Unisource Energy                                         33,256               917,866
                                                                      ---------------
Total                                                                       3,689,765
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (2.3%)
Acuity Brands                                            43,206(d)          1,275,009
AO Smith                                                 26,494             1,034,326
AZZ                                                      12,367(b,d)          479,221
Baldor Electric                                          47,061(d)          1,212,291
Belden                                                   52,733               924,937
Brady Cl A                                               51,809             1,523,703
C&D Technologies                                         29,778(b,d)           59,556
II-VI                                                    22,001(b)            527,804
Magnetek                                                 34,776(b,d)           46,948
Regal-Beloit                                             37,527(d)          1,739,751
Vicor                                                    22,218               175,300
                                                                      ---------------
Total                                                                       8,998,846
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (3.5%)
Agilysys                                                 33,724(d)            158,840
Anixter Intl                                             35,861(b)          1,227,163
Benchmark Electronics                                    78,963(b)          1,247,615
Brightpoint                                              62,635(b)            372,052
Checkpoint Systems                                       33,733(b)            584,593
Cognex                                                   34,763               573,590
CTS                                                      54,061(d)            455,734
Daktronics                                               45,230(d)            379,027
DTS                                                      13,581(b,d)          373,070
Electro Scientific Inds                                  33,907(b)            444,182
FARO Technologies                                        11,480(b)            203,196
Gerber Scientific                                        50,215(b,d)          157,173
Insight Enterprises                                      62,364(b)            642,349
Keithley Instruments                                     15,535                86,530
Littelfuse                                               18,771(b)            439,241
LoJack                                                   21,634(b)             88,267
Mercury Computer Systems                                 19,365(b)            222,698
Methode Electronics                                      60,757               460,538
MTS Systems                                              24,058               565,122
Newport                                                  24,289(b)            179,496
Park Electrochemical                                     17,085               399,276
Plexus                                                   48,611(b)          1,248,817
RadiSys                                                  16,851(b)            133,460
Rogers                                                   12,800(b,d)          319,360
ScanSource                                               29,960(b,d)          854,759
SYNNEX                                                   25,914(b,d)          736,476
Technitrol                                               38,365               278,530
TTM Technologies                                         61,209(b)            604,133
                                                                      ---------------
Total                                                                      13,435,287
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (3.1%)
Atwood Oceanics                                          63,198(b,d)        1,822,630
Basic Energy Services                                    29,573(b)            199,618
Bristow Group                                            31,821(b,d)        1,053,275
CARBO Ceramics                                           17,836(d)            743,583
Dril-Quip                                                29,015(b,d)        1,227,044
Gulf Island Fabrication                                  16,195(d)            234,828
Hornbeck Offshore Services                               26,120(b,d)          568,894
ION Geophysical                                          98,765(b)            265,678
Lufkin Inds                                              16,850               764,990
Matrix Service                                           29,590(b)            299,747
NATCO Group Cl A                                         18,085(b)            652,145
Oil States Intl                                          58,241(b)          1,579,496
Pioneer Drilling                                         36,880(b)            161,534
SEACOR Holdings                                          23,337(b)          1,854,824


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
ENERGY EQUIPMENT & SERVICES (CONT.)
Superior Well Services                                   18,735(b,d)         $122,340
TETRA Technologies                                       85,104(b,d)          656,152
                                                                      ---------------
Total                                                                      12,206,778
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.2%)
Andersons                                                23,423               754,689
Casey's General Stores                                   60,932             1,671,365
Great Atlantic & Pacific Tea                             55,818(b,d)          322,070
Nash Finch                                               14,520(d)            445,764
Spartan Stores                                           29,241(d)            376,916
United Natural Foods                                     42,103(b)          1,138,044
                                                                      ---------------
Total                                                                       4,708,848
-------------------------------------------------------------------------------------

FOOD PRODUCTS (2.0%)
Cal-Maine Foods                                          20,001(d)            588,629
Darling Intl                                            108,272(b)            764,400
Diamond Foods                                            13,075               368,715
Green Mountain Coffee Roasters                           27,537(b,d)        1,939,707
Hain Celestial Group                                     37,762(b,d)          627,227
J&J Snack Foods                                          17,718               767,898
Lance                                                    30,378(d)            769,779
Sanderson Farms                                          18,884               768,201
TreeHouse Foods                                          31,109(b,d)        1,009,487
                                                                      ---------------
Total                                                                       7,604,043
-------------------------------------------------------------------------------------

GAS UTILITIES (2.9%)
Atmos Energy                                            104,464             2,837,242
Laclede Group                                            27,448               921,429
New Jersey Resources                                     49,376             1,905,914
Northwest Natural Gas                                    28,157             1,256,928
Piedmont Natural Gas                                     80,251             1,975,780
South Jersey Inds                                        29,976             1,105,515
Southwest Gas                                            45,417             1,100,000
                                                                      ---------------
Total                                                                      11,102,808
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (3.9%)
Abaxis                                                   24,825(b,d)          664,565
Align Technology                                         66,921(b,d)          730,108
American Medical Systems Holdings                        74,508(b,d)        1,139,227
Analogic                                                 12,382               469,402
Conmed                                                   32,926(b)            578,839
Cooper Companies                                         51,055(d)          1,400,949
CryoLife                                                 31,921(b)            162,159
Cyberonics                                               19,798(b)            328,845
Greatbatch                                               30,151(b,d)          664,528
Haemonetics                                              28,076(b)          1,656,766
ICU Medical                                              16,742(b)            651,766
Integra LifeSciences Holdings                            19,146(b,d)          606,162
Invacare                                                 41,206(d)            840,602
Kensey Nash                                              11,090(b,d)          316,730
Meridian Bioscience                                      40,474(d)            891,237
Merit Medical Systems                                    24,986(b)            456,994
Natus Medical                                            24,102(b,d)          327,787
Neogen                                                   13,466(b,d)          392,399
Osteotech                                                20,330(b)            100,837
Palomar Medical Technologies                             22,805(b,d)          340,707
SurModics                                                12,149(b,d)          271,652
Symmetry Medical                                         28,432(b)            243,378
Theragenics                                              51,981(b,d)           64,976
West Pharmaceutical Services                             33,196(d)          1,211,654
ZOLL Medical                                             23,890(b)            440,293
                                                                      ---------------
Total                                                                      14,952,562
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (5.8%)
Air Methods                                              12,120(b,d)          356,449
Almost Family                                             4,591(b)            145,627
Amedisys                                                 29,413(b,d)        1,315,055
AMERIGROUP                                               62,997(b)          1,554,767
AMN Healthcare Services                                  53,756(b)            391,344
AmSurg                                                   29,452(b)            607,300
Bio-Reference Laboratories                               15,822(b,d)          507,253
Catalyst Health Solutions                                38,586(b)            994,747
Centene                                                  54,068(b)          1,044,053
Chemed                                                   23,144             1,020,650


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
HEALTH CARE PROVIDERS & SERVICES (CONT.)
CorVel                                                    7,089(b)           $173,113
Cross Country Healthcare                                 20,735(b)            173,137
Genoptix                                                  7,071(b,d)          221,393
Gentiva Health Services                                  35,922(b,d)          764,420
Hanger Orthopedic Group                                  35,876(b,d)          492,219
HealthSpring                                             64,479(b)            814,370
Healthways                                               43,249(b,d)          637,490
HMS Holdings                                             24,886(b,d)          955,622
inVentiv Health                                          27,509(b)            421,988
IPC The Hospitalist                                       5,587(b)            155,598
Landauer                                                  9,719               650,395
LCA-Vision                                               48,036(b)            275,727
LHC Group                                                16,730(b,d)          491,026
Magellan Health Services                                 42,929(b)          1,389,182
MedCath                                                  33,052(b,d)          398,607
MEDNAX                                                   49,268(b)          2,283,573
Molina Healthcare                                        20,841(b,d)          469,965
MWI Veterinary Supply                                    11,708(b,d)          449,353
Odyssey HealthCare                                       33,470(b)            389,926
PharMerica                                               27,767(b,d)          581,996
PSS World Medical                                        60,126(b,d)        1,215,146
RehabCare Group                                          24,010(b)            577,681
ResCare                                                  34,302(b)            535,797
                                                                      ---------------
Total                                                                      22,454,969
-------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.8%)
Computer Programs & Systems                               6,474(d)            252,162
Eclipsys                                                 62,005(b)          1,128,492
Omnicell                                                 23,428(b)            292,381
Phase Forward                                            40,537(b,d)          575,625
Quality Systems                                          18,843(d)          1,034,292
                                                                      ---------------
Total                                                                       3,282,952
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (3.0%)
Buffalo Wild Wings                                       20,861(b,d)          841,741
California Pizza Kitchen                                 29,801(b,d)          491,717
CEC Entertainment                                        25,744(b)            750,952
CKE Restaurants                                          61,985               548,567
Cracker Barrel Old Country Store                         25,400               733,044
DineEquity                                               14,021(d)            346,459
Interval Leisure Group                                   53,009(b,d)          559,245
Jack in the Box                                          67,411(b)          1,422,373
Landry's Restaurants                                     14,099(b,d)          126,327
Marcus                                                   17,061               215,651
Monarch Casino & Resort                                  12,990(b,d)          117,819
Multimedia Games                                         14,947(b)             84,002
O'Charley's                                              14,075(d)            146,239
Papa John's Intl                                         21,068(b)            535,338
Peet's Coffee & Tea                                      13,530(b,d)          371,669
PF Chang's China Bistro                                  26,990(b,d)          915,232
Pinnacle Entertainment                                   50,179(b)            503,295
Red Robin Gourmet Burgers                                17,545(b,d)          328,442
Ruby Tuesday                                             87,870(b)            657,268
Ruth's Hospitality Group                                 13,058(b,d)           51,187
Shuffle Master                                           39,755(b,d)          286,236
SONIC                                                    54,731(b,d)          603,683
Steak n Shake                                            34,023(b,d)          347,715
Texas Roadhouse Cl A                                     66,773(b)            743,183
                                                                      ---------------
Total                                                                      11,727,384
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.9%)
Ethan Allen Interiors                                    24,985(d)            318,059
Helen of Troy                                            26,409(b,c,d)        574,396
La-Z-Boy                                                 45,442(d)            307,642
M/I Homes                                                11,615(b)            152,505
Meritage Homes                                           34,403(b)            736,224
Natl Presto Inds                                          6,939               557,618
Russ Berrie & Co                                         19,086(b)            100,011
Skyline                                                   4,362(d)            105,866
Standard Pacific                                         56,707(b)            195,072
Universal Electronics                                    15,865(b,d)          334,910
                                                                      ---------------
Total                                                                       3,382,303
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

HOUSEHOLD PRODUCTS (0.4%)
Central Garden & Pet Cl A                                86,349(b)           $974,880
WD-40                                                    13,735               415,209
                                                                      ---------------
Total                                                                       1,390,089
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.1%)
Standex Intl                                             14,195               177,863
Tredegar                                                 21,924               320,968
                                                                      ---------------
Total                                                                         498,831
-------------------------------------------------------------------------------------

INSURANCE (3.1%)
American Physicians Capital                              11,074               492,682
Amerisafe                                                28,555(b)            474,870
Delphi Financial Group Cl A                              46,814(d)          1,115,577
eHealth                                                  19,220(b,d)          312,133
Employers Holdings                                       60,855               847,102
Infinity Property & Casualty                             11,682               485,270
Natl Financial Partners                                  63,353               475,148
Navigators Group                                         13,089(b)            645,419
Presidential Life                                        20,791(d)            185,872
ProAssurance                                             38,618(b)          1,961,021
RLI                                                      21,601             1,071,626
Safety Insurance Group                                   20,913               674,653
Selective Insurance Group                                65,484               978,331
Stewart Information Services                             11,233               154,678
Tower Group                                              33,497               836,420
United Fire & Casualty                                   17,433               293,049
Zenith Natl Insurance                                    44,122             1,053,192
                                                                      ---------------
Total                                                                      12,057,043
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.6%)
Blue Nile                                                13,315(b,d)          615,552
HSN                                                      30,302(b)            306,959
NutriSystem                                              41,770(d)            594,387
PetMed Express                                           22,537(b,d)          418,287
Stamps.com                                                8,880(b)             76,634
Ticketmaster Entertainment                               62,045(b)            502,565
                                                                      ---------------
Total                                                                       2,514,384
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.0%)
Bankrate                                                 10,337(b,d)          296,672
comScore                                                 12,760(b,d)          194,207
DealerTrack Holdings                                     35,575(b,d)          705,452
Infospace                                                23,098(b)            169,077
j2 Global Communications                                 49,780(b)          1,194,222
Knot                                                     32,615(b,d)          285,055
Perficient                                               36,770(b,d)          271,363
United Online                                           102,616               942,015
                                                                      ---------------
Total                                                                       4,058,063
-------------------------------------------------------------------------------------

IT SERVICES (1.9%)
CACI Intl Cl A                                           29,889(b)          1,380,871
Ciber                                                   104,628(b)            346,319
CSG Systems Intl                                         46,942(b)            782,993
CyberSource                                              65,320(b)          1,132,649
Forrester Research                                       11,874(b,d)          267,996
Heartland Payment Systems                                38,881               414,471
Integral Systems                                         21,830(b,d)          156,739
MAXIMUS                                                  16,310               695,132
StarTek                                                  27,628(b)            261,085
TeleTech Holdings                                        47,096(b)            787,445
Wright Express                                           46,138(b,d)        1,304,783
                                                                      ---------------
Total                                                                       7,530,483
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (1.1%)
Arctic Cat                                               40,594(d)            250,059
Brunswick                                                66,128(d)            474,799
JAKKS Pacific                                            42,501(b)            490,037
Nautilus                                                 14,149(b,d)           30,137
Polaris Inds                                             36,746(d)          1,391,571
Pool                                                     49,276(d)          1,163,899
RC2                                                      19,560(b)            298,681
Sturm, Ruger & Co                                        28,045(d)            350,002
                                                                      ---------------
Total                                                                       4,449,185
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

LIFE SCIENCES TOOLS & SERVICES (0.8%)
Cambrex                                                  49,880(b)           $228,450
Dionex                                                   19,139(b,d)        1,261,451
Enzo Biochem                                             35,270(b)            179,877
eResearchTechnology                                      29,407(b)            160,268
Kendle Intl                                              25,526(b)            298,144
PAREXEL Intl                                             62,714(b)            970,186
                                                                      ---------------
Total                                                                       3,098,376
-------------------------------------------------------------------------------------

MACHINERY (4.1%)
Actuant Cl A                                             62,089(d)            797,223
Albany Intl Cl A                                         38,253               525,596
Astec Inds                                               22,363(b,d)          605,143
Badger Meter                                             12,373(d)            455,945
Barnes Group                                             37,684(d)            530,214
Briggs & Stratton                                        59,553             1,022,525
Cascade                                                  14,253(d)            348,486
CIRCOR Intl                                              22,353               515,460
Clarcor                                                  51,396(d)          1,701,721
EnPro Inds                                               28,865(b,d)          514,374
ESCO Technologies                                        25,323(b,d)        1,040,522
Gardner Denver                                           57,943(b)          1,691,356
John Bean Technologies                                   39,346(d)            545,336
Kaydon                                                   32,479             1,061,089
Lindsay                                                  13,248(d)            469,907
Lydall                                                   26,821(b)             87,168
Mueller Inds                                             44,921             1,067,323
Robbins & Myers                                          41,174(d)            861,772
Toro                                                     42,233(d)          1,463,796
Watts Water Technologies Cl A                            26,854               707,334
                                                                      ---------------
Total                                                                      16,012,290
-------------------------------------------------------------------------------------

MARINE (0.5%)
Kirby                                                    57,462(b)          2,126,669
-------------------------------------------------------------------------------------

MEDIA (0.3%)
Arbitron                                                 21,937(d)            357,134
EW Scripps Cl A                                          63,957(d)            257,107
Live Nation                                              70,570(b)            412,129
                                                                      ---------------
Total                                                                       1,026,370
-------------------------------------------------------------------------------------

METALS & MINING (0.7%)
AM Castle & Co                                           25,019               263,950
AMCOL Intl                                               17,470(d)            328,611
Brush Engineered Materials                               23,015(b,d)          490,910
Century Aluminum                                         71,930(b,d)          602,773
Olympic Steel                                            15,228(d)            388,466
RTI Intl Metals                                          32,839(b)            583,221
                                                                      ---------------
Total                                                                       2,657,931
-------------------------------------------------------------------------------------

MULTILINE RETAIL (0.2%)
Fred's Cl A                                              45,335               611,116
Tuesday Morning                                          63,917(b,d)          296,575
                                                                      ---------------
Total                                                                         907,691
-------------------------------------------------------------------------------------

MULTI-UTILITIES (0.5%)
Avista                                                   61,748             1,143,573
CH Energy Group                                          19,131(d)            946,793
                                                                      ---------------
Total                                                                       2,090,366
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.8%)
Holly                                                    48,934(d)          1,040,826
Penn Virginia                                            40,992(d)            787,456
Petroleum Development                                    24,148(b)            406,652
PetroQuest Energy                                        33,178(b,d)          111,146
St. Mary Land & Exploration                              72,658(d)          1,734,347
Stone Energy                                             57,423(b,d)          623,614
Swift Energy                                             40,288(b,d)          793,674
World Fuel Services                                      29,727(d)          1,303,826
                                                                      ---------------
Total                                                                       6,801,541
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.7%)
Buckeye Technologies                                     52,523(b,d)          333,521
Clearwater Paper                                         15,241(b,d)          610,707
Deltic Timber                                             8,289(d)            372,756
Neenah Paper                                             10,962               107,428
Schweitzer-Mauduit Intl                                  20,047(d)            655,537
Wausau Paper                                             71,042               667,795
                                                                      ---------------
Total                                                                       2,747,744
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

PERSONAL PRODUCTS (0.3%)
Chattem                                                  19,376(b,d)       $1,214,294
Mannatech                                                15,511(d)             54,444
                                                                      ---------------
Total                                                                       1,268,738
-------------------------------------------------------------------------------------

PHARMACEUTICALS (0.6%)
Noven Pharmaceuticals                                    21,029(b)            346,558
Par Pharmaceutical Companies                             46,048(b,d)          746,438
Salix Pharmaceuticals                                    43,551(b,d)          530,451
ViroPharma                                              103,628(b)            763,739
                                                                      ---------------
Total                                                                       2,387,186
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (0.8%)
Administaff                                              28,969               725,963
CDI                                                      24,225               307,658
Heidrick & Struggles Intl                                24,895(d)            510,099
On Assignment                                            36,153(b)            152,927
School Specialty                                         10,920(b,d)          244,280
Spherion                                                 58,401(b,d)          321,206
TrueBlue                                                 57,602(b)            731,545
Volt Information Sciences                                11,319(b)             90,099
                                                                      ---------------
Total                                                                       3,083,777
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (6.0%)
Acadia Realty Trust                                      37,072(d)            507,886
BioMed Realty Trust                                      98,140(d)          1,146,275
Cedar Shopping Centers                                   50,470(d)            267,996
Colonial Properties Trust                                45,254(d)            361,127
DiamondRock Hospitality                                 133,763(d)            904,238
EastGroup Properties                                     28,230(d)            980,146
Entertainment Properties Trust                           37,290(d)          1,018,390
Extra Space Storage                                      96,990(d)            851,572
Franklin Street Properties                               72,347             1,031,668
Healthcare Realty Trust                                  64,628(d)          1,254,429
Home Properties                                          34,307(d)          1,224,760
Inland Real Estate                                       65,470(d)            483,169
Kilroy Realty                                            42,858(d)          1,011,449
Kite Realty Group Trust                                  48,894               156,461
LaSalle Hotel Properties                                 60,354(d)            899,878
Lexington Realty Trust                                   56,382(d)            241,315
LTC Properties                                           30,081               734,578
Medical Properties Trust                                 75,255               526,785
Mid-America Apartment Communities                        31,779(d)          1,260,673
Natl Retail Properties                                   77,344(d)          1,524,450
Parkway Properties                                       27,764               393,416
Pennsylvania Real Estate Investment Trust                25,217(d)            133,398
Post Properties                                          50,125(d)            709,770
PS Business Parks                                        16,508               853,629
Senior Housing Properties Trust                         133,868(d)          2,497,977
Sovran Self Storage                                      27,604               743,100
Tanger Factory Outlet Centers                            38,566             1,370,636
Urstadt Biddle Properties Cl A                           24,170               371,976
                                                                      ---------------
Total                                                                      23,461,147
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
Forestar Group                                           32,207(b,d)          419,335
-------------------------------------------------------------------------------------

ROAD & RAIL (0.9%)
Arkansas Best                                            32,026               912,100
Heartland Express                                        48,119               741,033
Knight Transportation                                    50,330(d)            912,986
Old Dominion Freight Line                                26,317(b)            937,675
                                                                      ---------------
Total                                                                       3,503,794
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.1%)
Actel                                                    21,367(b,d)          238,028
Advanced Energy Inds                                     32,439(b)            390,241


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
ATMI                                                     36,056(b)           $655,859
Brooks Automation                                        72,115(b)            427,642
Cabot Microelectronics                                   22,710(b,d)          770,323
Cohu                                                     15,524               188,306
Cymer                                                    36,002(b,d)        1,231,628
Cypress Semiconductor                                   168,672(b,d)        1,791,297
Diodes                                                   42,062(b,d)          776,465
DSP Group                                                30,465(b)            265,350
Exar                                                     30,621(b)            215,266
FEI                                                      36,720(b,d)          899,640
Hittite Microwave                                        21,760(b,d)          764,211
Kopin                                                    86,916(b)            345,057
Kulicke & Soffa Inds                                     94,022(b)            551,909
Micrel                                                   33,676               263,346
Microsemi                                                91,958(b)          1,255,227
MKS Instruments                                          47,111(b)            912,540
Pericom Semiconductor                                    28,999(b)            275,491
Rudolph Technologies                                     28,989(b)            236,840
Skyworks Solutions                                      170,953(b)          2,065,113
Standard Microsystems                                    25,247(b,d)          585,730
Supertex                                                 17,425(b,d)          401,646
TriQuint Semiconductor                                  139,730(b)          1,003,261
Ultratech                                                18,608(b,d)          221,621
Varian Semiconductor Equipment Associates                74,930(b,d)        2,400,758
Veeco Instruments                                        36,516(b)            687,961
                                                                      ---------------
Total                                                                      19,820,756
-------------------------------------------------------------------------------------

SOFTWARE (3.4%)
Blackbaud                                                49,095(d)            918,077
CommVault Systems                                        50,931(b,d)          886,709
Concur Technologies                                      45,442(b,d)        1,567,294
Ebix                                                      6,769(b)            280,778
Epicor Software                                          45,711(b)            277,923
EPIQ Systems                                             46,135(b,d)          740,467
Informatica                                              85,799(b)          1,577,843
JDA Software Group                                       31,020(b)            639,322
Manhattan Associates                                     22,355(b,d)          413,568
Phoenix Technologies                                     19,606(b)             64,896
Progress Software                                        40,777(b)            922,783
Radiant Systems                                          31,275(b)            314,627
Smith Micro Software                                     35,452(b,d)          405,216
Sonic Solutions                                          30,130(b,d)          109,372
SPSS                                                     17,050(b,d)          843,634
Take-Two Interactive Software                            99,984(d)            951,847
Taleo Cl A                                               39,882(b)            697,935
THQ                                                      58,852(b,d)          394,897
Tyler Technologies                                       24,009(b,d)          369,739
Websense                                                 51,050(b)            755,540
                                                                      ---------------
Total                                                                      13,132,467
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (4.6%)
Big 5 Sporting Goods                                     28,799               374,387
Brown Shoe                                               42,376               328,414
Buckle                                                   21,868(d)            676,596
Cabela's                                                 35,673(b)            578,259
Cato Cl A                                                33,339               662,779
Charlotte Russe Holding                                  31,752(b)            476,598
Children's Place Retail Stores                           27,330(b,d)          895,604
Christopher & Banks                                      58,516(d)            463,447
Dress Barn                                               40,755(b,d)          635,370
Finish Line Cl A                                         63,131               549,240
Genesco                                                  28,438(b)            617,673
Group 1 Automotive                                       31,087(d)            915,823
Gymboree                                                 28,585(b,d)        1,137,111
Haverty Furniture Companies                              12,538               134,658
Hibbett Sports                                           23,568(b,d)          433,887
Hot Topic                                                66,167(b)            511,471
Jo-Ann Stores                                            34,240(b)            797,792
Jos A Bank Clothiers                                     24,169(b,d)          884,344
Lithia Motors Cl A                                       30,950               371,091
MarineMax                                                13,162(b)             88,580
Men's Wearhouse                                          63,928             1,381,484


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
SPECIALTY RETAIL (CONT.)
Midas                                                     9,570(b,d)          $94,456
OfficeMax                                               100,473(d)            935,404
Pep Boys -- Manny, Moe & Jack                            34,278(d)            340,381
Sonic Automotive Cl A                                    41,434(d)            509,638
Stage Stores                                             37,580               468,998
Stein Mart                                               24,976(b,d)          275,485
Tractor Supply                                           31,969(b,d)        1,533,553
Tween Brands                                             45,550(b)            329,782
Zale                                                     21,524(b,d)          127,422
Zumiez                                                   20,865(b,d)          199,261
                                                                      ---------------
Total                                                                      17,728,988
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (2.5%)
Carter's                                                 56,251(b)          1,594,152
Crocs                                                   128,885(b,d)          440,787
Deckers Outdoor                                          16,303(b,d)        1,102,246
Iconix Brand Group                                       68,065(b)          1,192,499
K-Swiss Cl A                                             40,176(d)            435,508
Liz Claiborne                                           127,918(d)            404,221
Maidenform Brands                                        12,648(b,d)          174,922
Movado Group                                             16,900(d)            241,332
Oxford Inds                                              24,515(d)            336,101
Perry Ellis Intl                                          6,809(b)             52,497
Quiksilver                                              179,687(b)            386,327
Skechers USA Cl A                                        44,146(b,d)          610,539
True Religion Apparel                                    22,565(b,d)          504,553
UniFirst                                                 14,284               555,933
Volcom                                                   17,975(b,d)          218,037
Wolverine World Wide                                     55,515             1,337,912
                                                                      ---------------
Total                                                                       9,587,566
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.4%)
Bank Mutual                                              36,247(d)            356,670
Brookline Bancorp                                        50,070(d)            583,316
Dime Community Bancshares                                16,559(d)            199,370
Trustco Bank NY                                          86,062               541,330
                                                                      ---------------
Total                                                                       1,680,686
-------------------------------------------------------------------------------------

TOBACCO (0.1%)
Alliance One Intl                                       131,176(b)            543,069
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.8%)
Applied Industrial Technologies                          41,296(d)            913,468
Kaman                                                    28,884(d)            553,995
Lawson Products                                           3,867                64,966
Watsco                                                   28,402(d)          1,489,968
                                                                      ---------------
Total                                                                       3,022,397
-------------------------------------------------------------------------------------

WATER UTILITIES (0.2%)
American States Water                                    17,799(d)            646,994
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $451,410,214)                                                     $385,492,478
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.7%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.41%               2,602,446(e)         $2,602,446
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $2,602,446)                                                         $2,602,446
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (27.9%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                    108,122,838          $108,122,838
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $108,122,838)                                                     $108,122,838
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $562,135,498)(f)                                                  $496,217,762
=====================================================================================





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

INVESTMENTS IN DERIVATIVES


At July 31, 2009, $220,000 was held in a margin deposit account as collateral to cover initial margin deposits on open stock index futures contracts.

FUTURES CONTRACTS OUTSTANDING AT JULY 31, 2009



                             NUMBER OF                                  UNREALIZED
                             CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION       LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
------------------------------------------------------------------------------------
Russell 2000 Mini Index         54         $3,001,860    Sept. 2009          $52,179
------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At July 31, 2009, the value of foreign securities represented 0.2% of net assets.

(d) At July 31, 2009, security was partially or fully on loan. See Note 7 to the financial statements.

(e) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at July 31, 2009.

(f) At July 31, 2009, the cost of securities for federal income tax purposes was approximately $562,135,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $48,640,000
     Unrealized depreciation                        (114,557,000)
     -----------------------------------------------------------
     Net unrealized depreciation                    $(65,917,000)
     -----------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 SEMIANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.


--------------------------------------------------------------------------------
20  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of July 31, 2009:

                                                FAIR VALUE AT JULY 31, 2009
                              ---------------------------------------------------------------
                                   LEVEL 1          LEVEL 2
                                QUOTED PRICES        OTHER          LEVEL 3
                                  IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                 MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                   IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(a)              $385,492,478          $--             $--        $385,492,478
---------------------------------------------------------------------------------------------
Total Equity Securities          385,492,478           --              --         385,492,478
---------------------------------------------------------------------------------------------
Other
  Affiliated Money Market
    Fund(b)                        2,602,446           --              --           2,602,446
  Investments of Cash
    Collateral Received
    for Securities on Loan       108,122,838           --              --         108,122,838
---------------------------------------------------------------------------------------------
Total Other                      110,725,284           --              --         110,725,284
---------------------------------------------------------------------------------------------
Investments in Securities        496,217,762           --              --         496,217,762
Other Financial
  Instruments(c)                      52,179           --              --              52,179
---------------------------------------------------------------------------------------------
Total                           $496,269,941          $--             $--        $496,269,941
---------------------------------------------------------------------------------------------


(a) All industry classifications are identified in the Portfolio of Investments.
(b) Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2009.
(c) Other financial instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.



--------------------------------------------------------------------------------
              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 SEMIANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.



--------------------------------------------------------------------------------
22  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JULY 31, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $451,410,214)                    $385,492,478
  Affiliated money market fund (identified cost $2,602,446)                  2,602,446
  Investments of cash collateral received for securities on loan
    (identified cost $108,122,838)                                         108,122,838
--------------------------------------------------------------------------------------
Total investments in securities (identified cost $562,135,498)             496,217,762
Cash                                                                            10,057
Capital shares receivable                                                   12,110,987
Dividends and accrued interest receivable                                      320,740
Receivable for investment securities sold                                       28,311
Margin deposits on futures contracts                                           220,000
--------------------------------------------------------------------------------------
Total assets                                                               508,907,857
--------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                      12,609,119
Payable upon return of securities loaned                                   108,122,838
Variation margin payable on futures contracts                                   23,100
Accrued investment management services fees                                      3,795
Accrued distribution fees                                                        3,800
Accrued transfer agency fees                                                     3,309
Accrued administrative services fees                                               852
Accrued plan administration services fees                                           40
Other accrued expenses                                                          99,937
--------------------------------------------------------------------------------------
Total liabilities                                                          120,866,790
--------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                        $388,041,067
--------------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                           $  1,108,609
Additional paid-in capital                                                 509,609,801
Undistributed net investment income                                          2,549,425
Accumulated net realized gain (loss)                                       (59,361,211)
Unrealized appreciation (depreciation) on investments                      (65,865,557)
--------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock  $388,041,067
--------------------------------------------------------------------------------------
*Including securities on loan, at value                                   $105,638,712
--------------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $337,014,213           93,636,297                       $3.60(1)
Class B                     $ 45,177,768           15,658,726                       $2.89
Class R4                    $  5,849,086            1,565,875                       $3.74
-----------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $3.82. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 SEMIANNUAL REPORT  23

STATEMENT OF OPERATIONS  -------------------------------------------------------
SIX MONTHS ENDED JULY 31, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                             2,581,503
Interest                                                                    105
Income distributions from affiliated money market fund                    7,078
Income from securities lending                                          368,703
-------------------------------------------------------------------------------
Total income                                                          2,957,389
-------------------------------------------------------------------------------
Expenses:
Investment management services fees                                     603,921
Distribution fees
  Class A                                                               353,782
  Class B                                                               252,244
Transfer agency fees
  Class A                                                               530,808
  Class B                                                               100,785
  Class R4                                                                1,125
Administrative services fees                                            135,190
Plan administration services fee -- Class R4                              5,625
Compensation of board members                                             5,203
Custodian fees                                                            9,390
Printing and postage                                                     18,870
Registration fees                                                        27,300
Licensing fees                                                           15,273
Professional fees                                                        13,772
Other                                                                     2,454
-------------------------------------------------------------------------------
Total expenses                                                        2,075,742
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                         (651,363)
-------------------------------------------------------------------------------
Total net expenses                                                    1,424,379
-------------------------------------------------------------------------------
Investment income (loss) -- net                                       1,533,010
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                             (21,532,210)
  Futures contracts                                                    (716,882)
-------------------------------------------------------------------------------
Net realized gain (loss) on investments                             (22,249,092)
Net change in unrealized appreciation (depreciation) on
  investments                                                       105,183,002
-------------------------------------------------------------------------------
Net gain (loss) on investments                                       82,933,910
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $ 84,466,920
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      JULY 31, 2009  JAN. 31, 2009
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $  1,533,010  $   2,693,969
Net realized gain (loss) on investments                                 (22,249,092)    48,667,044
Net change in unrealized appreciation (depreciation) on
  investments                                                           105,183,002   (269,515,767)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          84,466,920   (218,154,754)
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                                      --     (3,923,771)
    Class B                                                                      --       (103,385)
    Class R4                                                                     --        (66,891)
  Net realized gain
    Class A                                                                      --    (84,154,789)
    Class B                                                                      --    (18,006,385)
    Class R4                                                                     --     (1,227,356)
--------------------------------------------------------------------------------------------------
Total distributions                                                              --   (107,482,577)
--------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                         12,467,380     41,986,080
  Class B shares                                                          1,640,624      6,419,826
  Class R4 shares                                                         1,736,796      2,010,925
Reinvestment of distributions at net asset value
  Class A shares                                                                 --     86,466,091
  Class B shares                                                                 --     17,794,670
  Class R4 shares                                                                --      1,294,246
Conversions from Class B to Class A
  Class A shares                                                         12,030,178     15,151,861
  Class B shares                                                        (12,030,178)   (15,151,861)
Payments for redemptions
  Class A shares                                                        (39,079,989)  (179,639,432)
  Class B shares                                                         (7,603,346)   (33,682,082)
  Class R4 shares                                                        (1,397,984)    (2,840,434)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       (32,236,519)   (60,190,110)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  52,230,401   (385,827,441)
Net assets at beginning of period                                       335,810,666    721,638,107
--------------------------------------------------------------------------------------------------
Net assets at end of period                                            $388,041,067  $ 335,810,666
--------------------------------------------------------------------------------------------------
Undistributed net investment income                                    $  2,549,425  $   1,016,415
--------------------------------------------------------------------------------------------------



Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 SEMIANNUAL REPORT  25

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A
PER SHARE INCOME AND CAPITAL CHANGES(a)


                                                                       Fiscal period ended Jan. 31,
                                                   2009(j)        2009        2008        2007       2006        2005
Net asset value, beginning of period                 $2.82        $6.19       $8.40      $8.97       $8.21       $7.55
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .02(b)       .03(b)      .04(b)     .01         .01          --
Net gains (losses) (both realized and
 unrealized)                                           .76        (2.20)       (.62)       .64        1.44        1.17
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                       .78        (2.17)       (.58)       .65        1.45        1.17
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --         (.05)       (.01)        --          --          --
Distributions from realized gains                       --        (1.15)      (1.62)     (1.22)       (.69)       (.51)
----------------------------------------------------------------------------------------------------------------------
Total distributions                                     --        (1.20)      (1.63)     (1.22)       (.69)       (.51)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.60        $2.82       $6.19      $8.40       $8.97       $8.21
----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $337         $281        $587       $835        $884        $844
----------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.12%(e)     1.04%        .93%       .92%        .93%        .91%
----------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                      .73%(e)      .74%        .77%       .81%        .92%        .91%
----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.02%(e)      .60%        .46%       .29%        .20%        .24%
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                15%          23%         14%        11%         14%         12%
----------------------------------------------------------------------------------------------------------------------
Total return(h)                                     27.66%(i)   (36.94%)     (7.64%)     7.55%      18.33%      15.42%
----------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
26  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS B
PER SHARE INCOME AND CAPITAL CHANGES(a)


                                                                       Fiscal period ended Jan. 31,
                                                   2009(j)        2009        2008        2007       2006        2005
Net asset value, beginning of period                 $2.27        $5.29       $7.48      $8.17       $7.59       $7.07
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .00(b),(k)    (.01)(b)    (.02)(b)     --        (.02)       (.01)
Net gains (losses) (both realized and
 unrealized)                                           .62        (1.85)       (.55)       .53        1.29        1.04
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                       .62        (1.86)       (.57)       .53        1.27        1.03
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --         (.01)         --         --          --          --
Distributions from realized gains                       --        (1.15)      (1.62)     (1.22)       (.69)       (.51)
----------------------------------------------------------------------------------------------------------------------
Total distributions                                     --        (1.16)      (1.62)     (1.22)       (.69)       (.51)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $2.89        $2.27       $5.29      $7.48       $8.17       $7.59
----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $45          $51        $127       $230        $353        $434
----------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.89%(e)     1.80%       1.69%      1.68%       1.70%       1.67%
----------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                     1.50%(e)     1.50%       1.53%      1.58%       1.68%       1.67%
----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .25%(e)     (.17%)      (.27%)     (.47%)      (.57%)      (.53%)
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                15%          23%         14%        11%         14%         12%
----------------------------------------------------------------------------------------------------------------------
Total return(h)                                     27.31%(i)   (37.42%)     (8.40%)     6.81%      17.45%      14.48%
----------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 SEMIANNUAL REPORT  27

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R4
PER SHARE INCOME AND CAPITAL CHANGES(a)


                                                                       Fiscal period ended Jan. 31,
                                                   2009(j)        2009        2008        2007       2006        2005
Net asset value, beginning of period                 $2.93        $6.36       $8.59      $9.12       $8.32       $7.63
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .02(b)       .04(b)      .05(b)     .02         .01          --
Net gains (losses) (both realized and
 unrealized)                                           .79        (2.26)       (.65)       .67        1.48        1.20
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                       .81        (2.22)       (.60)       .69        1.49        1.20
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --         (.06)       (.01)        --          --          --
Distributions from realized gains                       --        (1.15)      (1.62)     (1.22)       (.69)       (.51)
----------------------------------------------------------------------------------------------------------------------
Total distributions                                     --        (1.21)      (1.63)     (1.22)       (.69)       (.51)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.74        $2.93       $6.36      $8.59       $9.12       $8.32
----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                 $6           $4          $8        $10         $11         $20
----------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                          .78%(e)      .83%        .78%       .75%        .76%        .74%
----------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                      .58%(e)      .62%        .67%       .64%        .75%        .74%
----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.16%(e)      .73%        .56%       .46%        .36%        .42%
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                15%          23%         14%        11%         14%         12%
----------------------------------------------------------------------------------------------------------------------
Total return                                        27.65%(i)   (36.71%)     (7.68%)     7.87%      18.57%      15.65%
----------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended July 31, 2009 were less than 0.01% of average net assets. For the year ended July 31, 2008, the ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 0.76% for Class A, 1.52% for Class B and 0.66% for Class R4.
(h) Total return does not reflect payment of a sales charge.
(i) Not annualized.
(j) Six months ended July 31, 2009 (Unaudited).
(k) Rounds to zero.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
28  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF JULY 31, 2009)

1. ORGANIZATION

RiverSource Small Company Index Fund (the Fund) is a series of RiverSource Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. RiverSource Market Advantage Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Fund's Board of Directors (the Board). The Fund invests primarily in common stocks of small-capitalization companies that are expected to provide investment results that correspond to the performance of the S&P SmallCap 600 Index.

The Fund offers Class A, Class B and Class R4 shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

- Class R4 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.


--------------------------------------------------------------------------------
              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of RiverSource Investments, LLC (RiverSource Investments or the Investment Manager), as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.


--------------------------------------------------------------------------------
30  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk.


--------------------------------------------------------------------------------
              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

FUTURES TRANSACTIONS
The Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities, interest rates or foreign currencies. The Fund may also buy and write put and call options on these futures contracts. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Upon entering into futures contracts, the Fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JULY 31, 2009


                                     ASSET DERIVATIVES                          LIABILITY DERIVATIVES
                     -------------------------------------------------  -------------------------------------
                              STATEMENT OF ASSETS                       STATEMENT OF ASSETS
RISK EXPOSURE                   AND LIABILITIES                           AND LIABILITIES
CATEGORY                            LOCATION                FAIR VALUE        LOCATION       FAIR VALUE
-------------------------------------------------------------------------------------------------------------
Equity contracts     Net assets -- unrealized appreciation    $52,179*          N/A              N/A
-------------------------------------------------------------------------------------------------------------
Total                                                         $52,179                            N/A
-------------------------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.


--------------------------------------------------------------------------------
32  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JULY 31, 2009


  AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED IN
                              INCOME
-----------------------------------------------------------------
RISK EXPOSURE CATEGORY                             FUTURES
-----------------------------------------------------------------
Equity contracts                                  $(716,882)
-----------------------------------------------------------------
Total                                             $(716,882)
-----------------------------------------------------------------




      CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON
                 DERIVATIVES RECOGNIZED IN INCOME
-----------------------------------------------------------------
RISK EXPOSURE CATEGORY                              FUTURES
-----------------------------------------------------------------
Equity contracts                                   $748,176
-----------------------------------------------------------------
Total                                              $748,176
-----------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FUTURES
The gross notional amount of long contracts was $3.0 million at July 31, 2009. The monthly average gross notional contract amount for these contracts was $5.0 million for the six months ended July 31, 2009. The fair value of such contracts on July 31, 2009 is set forth in the table above.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.36% to 0.24% as the Fund's net assets increase. The management fee for the six months ended July 31, 2009 was 0.36% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The fee for the six months ended July 31, 2009 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited

--------------------------------------------------------------------------------
              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

administrative services to the Fund and the Board. For the six months ended July 31, 2009, other expenses paid to this company were $564.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A and $20.50 for Class B for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A and Class B shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATIVE SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B shares. For Class B shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,709,000 for Class B shares. This amount is based on the most recent information available as of

--------------------------------------------------------------------------------
34  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



April 30, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $140,098 for Class A and $9,038 for Class B for the six months ended July 31, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended July 31, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), were as follows:

Class A.............................................  0.73%
Class B.............................................  1.50
Class R4............................................  0.58


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A..........................................  $247,783
Class B..........................................    45,291


The management fees waived/reimbursed at the Fund level were $358,289.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Jan. 31, 2010, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), will not exceed the following percentage of the class' average daily net assets:

Class A.............................................  0.73%
Class B.............................................  1.50
Class R4............................................  0.58


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $51,719,511 and $66,541,078, respectively, for the six

--------------------------------------------------------------------------------
              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


months ended July 31, 2009. Realized gains and losses are determined on an identified cost basis.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                      SIX MONTHS ENDED    YEAR ENDED
                                        JULY 31, 2009   JAN. 31, 2009
---------------------------------------------------------------------
CLASS A
Sold                                       4,259,555       8,753,550
Converted from Class B shares*             3,341,790       2,585,642
Reinvested distributions                          --      27,625,158
Redeemed                                 (13,390,551)    (34,358,962)
---------------------------------------------------------------------
Net increase (decrease)                   (5,789,206)      4,605,388
---------------------------------------------------------------------

CLASS B
Sold                                         681,794       1,497,488
Reinvested distributions                          --       7,061,377
Converted to Class A shares*              (4,162,783)     (3,036,445)
Redeemed                                  (3,239,704)     (7,189,224)
---------------------------------------------------------------------
Net increase (decrease)                   (6,720,693)     (1,666,804)
---------------------------------------------------------------------

CLASS R4
Sold                                         528,080         373,890
Reinvested distributions                          --         399,459
Redeemed                                    (453,178)       (509,615)
---------------------------------------------------------------------
Net increase (decrease)                       74,902         263,734
---------------------------------------------------------------------


* Automatic conversion of Class B to Class A shares based on the original purchase.

7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral balance are disclosed in the


--------------------------------------------------------------------------------
36  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At July 31, 2009, securities valued at $105,638,712 were on loan, secured by cash collateral of $108,122,838 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Income of $368,703 earned from securities lending for the six months ended July 31, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $21,935,319 and $32,578,246, respectively, for the six months ended July 31, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at July 31, 2009, can be found in the Portfolio of Investments.

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds in the

--------------------------------------------------------------------------------
              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended July 31, 2009.

10. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, re-characterization of REIT distributions, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2008, and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At Jan. 31, 2009, the Fund had a post-October loss of $22,588,242 that is treated for income tax purposes as occurring on Feb. 1, 2009.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.


--------------------------------------------------------------------------------
38  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


11. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through Sept. 21, 2009, the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

12. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the

--------------------------------------------------------------------------------
              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading

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40  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


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              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 SEMIANNUAL REPORT  41

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), RiverSource Investments provides investment advice and other services to the Fund and all funds in the RiverSource Family of Funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2009, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the IMS Agreement. At the April 7-8, 2009 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource Investments: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, the large investment made in the acquisition of J. & W. Seligman & Co. Incorporated, including its portfolio management operations, personnel and infrastructure (including the addition of two new offices in New York City and Palo Alto). Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Fund. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS

--------------------------------------------------------------------------------
42  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Agreement. Further, the Board considered RiverSource Investments' ability to retain key personnel and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource Investments). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods, recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2007 to December 2008. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource Investments' profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund (excluding the effect of a performance incentive adjustment, if applicable), with few exceptions, is at or below the median expense ratio of

--------------------------------------------------------------------------------
              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 SEMIANNUAL REPORT  43

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource Investments as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2009, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.


--------------------------------------------------------------------------------
44  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 SEMIANNUAL REPORT

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
              RIVERSOURCE SMALL COMPANY INDEX FUND -- 2009 SEMIANNUAL REPORT  45

RIVERSOURCE SMALL COMPANY INDEX FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Fund Distributors, Inc., Member
                                FINRA, and managed by RiverSource Investments, LLC.
                                RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2009 RiverSource Investments, LLC.                              S-6361 P (9/09)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Market Advantage Series, Inc.


By /s/ Patrick T. Bannigan
   -------------------------------------
   Patrick T. Bannigan
   President and Principal
   Executive Officer

Date October 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -------------------------------------
   Patrick T. Bannigan
   President and Principal
   Executive Officer

Date October 2, 2009


By /s/ Jeffrey P. Fox
   -------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal
   Financial Officer

Date October 2, 2009